UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EXTENDED MARKET INDEX FUND - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2005

[LOGO OF USAA]
   USAA(R)
                         USAA EXTENDED MARKET
                               INDEX Fund

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                     3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2005

                                                                      (Form N-Q)

 I N T R O D U C T I O N
========================--------------------------------------------------------

USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

          The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full
          Cap) measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Composite Index (Full Cap), less the stocks in the S&P 500 Index.

          USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by Fund Asset Management, L.P. with a substantially similar investment objective.

          FUND INVESTMENT
          ---------------

          At September 30, 2005, the Fund's investment in the Series was $159,595,000, at value, representing 66.24% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

          Following is the Portfolio of Investments of the Series as of September 30, 2005.

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                   of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
   COMMON STOCKS

   AEROSPACE - 0.4%
    200    Aerosonic Corp.(a)                                                            $      1,200
  1,900    Armor Holdings, Inc.(a)                                                             81,719
  2,900    Crane Co.                                                                           86,246
  1,500    Cubic Corp.                                                                         25,680
  1,681    DRS Technologies, Inc.                                                              82,974
  2,200    EDO Corp.                                                                           66,066
  1,800    ESCO Technologies, Inc.(a)                                                          90,126
  2,482    Engineered Support Systems, Inc.                                                   101,861
  1,200    EnPro Industries, Inc.(a)                                                           40,428
    700    Esterline Technologies Corp.(a)                                                     26,523
  3,100    GenCorp, Inc.(a)                                                                    57,815
  1,792    Heico Corp. Class A                                                                 31,898
  2,700    KVH Industries, Inc.(a)                                                             26,325
  1,500    Kaman Corp. Class A                                                                 30,675
    400    MTC Technologies, Inc.(a)                                                           12,792
  1,200    Metrologic Instruments, Inc.(a)                                                     21,828
    700    SatCon Technology Corp.(a)                                                           1,449
    500    Spacehab, Inc.(a)                                                                      575
  1,900    Teledyne Technologies, Inc.(a)                                                      65,493
  1,672    Timco Aviation Services, Inc.(a)                                                       251
  3,000    Trimble Navigation Ltd.(a)                                                         101,070
  2,100    Veeco Instruments, Inc.(a)                                                          33,684
                                                                                         ------------
                                                                                              986,678
                                                                                         ------------
   AIR TRANSPORT - 0.3%
  1,900    AAR Corp.(a)                                                                        32,642
  9,900    AMR Corp.(a)(f)                                                                    110,682
  3,500    Airtran Holdings, Inc.(a)                                                           44,310
  1,500    Alaska Air Group, Inc.(a)                                                           43,590
  1,800    Aviall, Inc.(a)                                                                     60,804
  1,200    Aviation General, Inc.(a)                                                                -
  3,970    Continental Airlines, Inc. Class B(a)                                               38,350
  2,595    EGL, Inc.(a)                                                                        70,454
  1,600    ExpressJet Holdings, Inc.(a)                                                        14,352
  2,700    FLYi, Inc.(a)(f)                                                                       702
  2,100    Frontier Airlines, Inc.(a)                                                          20,538
    700    Great Lakes Aviation Ltd.(a)                                                           476
  3,802    Hawaiian Holdings, Inc.(a)                                                          11,178
  5,250    JetBlue Airways Corp.(a)(f)                                                         92,400
    900    LMI Aerospace, Inc.(a)                                                               7,058
  1,200    MAIR Holdings, Inc.(a)                                                               6,996
  1,900    Mesa Air Group, Inc.(a)(f)                                                          15,675
    800    Midwest Air Group, Inc.(a)                                                           1,704
  5,100    Northwest Airlines Corp.(a)(f)                                                       3,392
    700    Petroleum Helicopters Non-Voting Shares(a)                                          21,714
  1,300    Pinnacle Airlines Corp.(a)                                                           8,450
    100    Republic Airways Holdings, Inc.(a)                                                   1,431
  3,500    Skywest, Inc.                                                                       93,870
 17,005    UAL Corp.(a)(f)                                                                      9,863
    660    U.S. Airways Group, Inc.(a)(f)                                                      13,867
    200    Vanguard Airlines, Inc.(a)                                                               -
                                                                                         ------------
                                                                                              724,498
                                                                                         ------------
   APPAREL - 0.8%
  2,850    Aeropostale, Inc.(a)                                                                60,563
  3,400    Ashworth, Inc.(a)                                                                   23,222
  6,250    Bebe Stores, Inc.                                                                  109,375
  1,200    Brown Shoe Co., Inc.                                                                39,600
    700    The Buckle, Inc.                                                                    23,779
    900    Cache, Inc.(a)                                                                      13,707
    400    Cherokee, Inc.                                                                      13,992
  2,400    Columbia Sportswear Co.(a)                                                         111,360
  4,300    DHB Industries, Inc.(a)                                                             18,017
  1,500    Deckers Outdoor Corp.(a)(f)                                                         36,090
    600    Escalade, Inc.                                                                       7,950
    600    Finlay Enterprises, Inc.(a)                                                          5,430
  4,117    Fossil, Inc.(a)                                                                     74,888
  1,800    GSI Commerce, Inc.(a)                                                               35,820
  1,600    Guess?, Inc.(a)                                                                     34,288
    300    Haggar Corp.                                                                         8,529
    600    Hampshire Group Ltd.(a)                                                             14,160
  2,100    Hartmarx Corp.(a)                                                                   13,755
  4,600    Iconix Brand Group, Inc.(a)                                                         41,400
  1,900    The J. Jill Group, Inc.(a)                                                          30,058
  1,325    Jos. A. Bank Clothiers, Inc.(a)                                                     57,267
  1,600    K-Swiss, Inc. Class A                                                               47,312
  1,600    Kellwood Co.                                                                        41,360
  1,100    Kenneth Cole Productions, Inc. Class A                                              30,019
    500    Lacrosse Footwear, Inc.(a)                                                           6,311
  1,000    Magic Lantern Group, Inc.(a)                                                             1
    800    Mossimo, Inc.(a)                                                                     3,920
    300    Mothers Work, Inc.(a)                                                                3,000
  2,000    New York & Co.(a)                                                                   32,800
  1,600    Oxford Industries, Inc.                                                             72,192
    600    Perry Ellis International, Inc.(a)                                                  13,044
  1,900    Phillips-Van Heusen                                                                 58,938
  1,000    Phoenix Footwear Group, Inc.(a)                                                      6,340
  5,300    Polo Ralph Lauren Corp.                                                            266,590
  1,400    Quaker Fabric Corp.                                                                  3,878
  6,900    Quiksilver, Inc.(a)                                                                 99,705
  1,000    Rocky Shoes & Boots, Inc.(a)                                                        28,600
  2,400    Russell Corp.                                                                       33,696
  2,300    Skechers U.S.A., Inc. Class A(a)                                                    37,651
  1,500    Stage Stores, Inc.                                                                  40,305
    800    Steven Madden Ltd.(a)                                                               18,336
  2,400    Stride Rite Corp.                                                                   30,768
  1,500    Superior Uniform Group, Inc.                                                        19,350
    200    Tandy Brands Accessories, Inc.                                                       2,310
  4,000    Timberland Co. Class A(a)                                                          135,120
  3,200    Unifi, Inc.(a)                                                                      10,688
  1,400    Volcom Inc.(a)                                                                      39,214
  2,700    The Warnaco Group, Inc.(a)                                                          59,157
    300    Weyco Group, Inc.                                                                    5,850
  3,600    Wolverine World Wide, Inc.                                                          75,780
                                                                                         ------------
                                                                                            1,995,485
                                                                                         ------------

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
   BANKS - 4.9%
    720    ABC Bancorp                                                                   $     13,817
    800    Alabama National Bancorporation                                                     51,152
  4,000    Amegy Bancorp, Inc.                                                                 90,520
    200    Ameriana Bancorp                                                                     2,800
    400    American National Bankshares, Inc.                                                   9,372
    600    AmericanWest Bancorp(a)                                                             13,872
    445    Arrow Financial Corp.                                                               12,067
  7,279    Associated Banc-Corp.                                                              221,864
  1,200    BCSB Bankcorp, Inc.                                                                 16,080
  1,000    The Banc Corp.(a)                                                                   10,800
    400    Bancfirst Corp.                                                                     34,000
  3,800    Bancorpsouth, Inc.                                                                  86,830
  3,800    Bank Mutual Corp.                                                                   40,736
    525    Bank of Granite Corp.                                                                9,996
  3,500    Bank of Hawaii Corp.                                                               172,270
  3,500    BankAtlantic Bancorp, Inc. Class A                                                  59,465
    200    Bar Harbor Bankshares                                                                5,388
    300    Berkshire Bancorp, Inc.                                                              5,388
  2,500    Boston Private Financial Holdings, Inc.                                             66,350
  3,499    Brookline Bancorp, Inc.                                                             55,354
    500    Bryn Mawr Bank Corp.                                                                10,710
    800    CFS Bancorp, Inc.                                                                   10,720
    300    Camden National Corp.                                                               11,301
  1,100    Capital Bank Corp.                                                                  16,577
    625    Capital City Bank Group, Inc.                                                       23,569
    420    Capitol Bancorp Ltd.                                                                13,608
  4,340    Capitol Federal Financial                                                          148,515
    210    Carrollton Bancorp                                                                   3,045
  1,000    Cascade Bancorp                                                                     20,880
    400    Cavalry Bancorp, Inc.                                                                7,900
    546    Center Bancorp, Inc.                                                                 6,530
    627    Central Coast Bancorp(a)                                                            13,361
  1,300    Century Bancorp, Inc. Class A                                                       40,560
  1,113    Chemical Financial Corp.                                                            36,173
  2,333    Chittenden Corp.                                                                    61,848
  3,300    Citizens Banking Corp.                                                              93,720
  2,428    Citizens South Banking Corp.                                                        30,714
  1,500    City Holding Co.                                                                    53,640
  2,800    City National Corp.                                                                196,252
    300    CityBank                                                                            10,218
    980    Clifton Savings Bancorp, Inc.                                                       10,094
  1,250    CoBiz, Inc.                                                                         23,263
  7,555    The Colonial BancGroup, Inc.                                                       169,232
    400    Columbia Bancorp                                                                    16,076
  1,830    Columbia Banking System, Inc.                                                       48,001
    100    Comm Bancorp, Inc.                                                                   3,945
  8,120    Commerce Bancorp, Inc.                                                             249,203
  4,385    Commerce Bancshares, Inc.                                                          225,740
    356    Commercial Bankshares, Inc.                                                         13,382
    100    Commercial National Financial Corp.                                                  1,880
  1,600    Community Bank System, Inc.                                                         36,160
  1,148    Community Banks, Inc.                                                               32,270
    880    Community Trust Bancorp, Inc.                                                       28,318
  1,500    Corus Bankshares, Inc.                                                              82,245
  3,440    Cullen/Frost Bankers, Inc.                                                         169,730
  6,350    Doral Financial Corp.                                                               82,995
    900    EFC Bancorp, Inc.                                                                   29,970
  3,690    East-West Bancorp, Inc.                                                            125,608
    400    EuroBancshares, Inc.(a)                                                              5,964
    250    Exchange National Bancshares, Inc.                                                   7,088
    300    FNB Corp., North Carolina                                                            5,658
  2,985    FNB Corp., Pennsylvania                                                             51,581
    300    FNB Corp., Virginia                                                                  8,304
  1,406    FNB Financial Services Corp.                                                        24,788
    300    Farmers Capital Bank Corp.                                                           9,273
    100    Financial Institutions, Inc.                                                         1,841
    600    First Bancorp, North Carolina                                                       12,024
  4,700    First BanCorp., Puerto Rico                                                         79,524
    750    First Busey Corp.                                                                   14,603
  2,000    First Cash Financial Services, Inc.(a)                                              52,640
  1,300    First Charter Corp.                                                                 31,824
    600    First Citizens BancShares, Inc. Class A                                            102,390
  3,300    First Commonwealth Financial Corp.                                                  43,989
  1,200    First Federal Bancshares of Arkansas, Inc.                                          27,816
  1,910    First Financial Bancorp                                                             35,526
    466    First Financial Bankshares, Inc.                                                    16,231
    270    First Financial Service Corp.                                                        8,000
    300    First M&F Corp.                                                                     10,575
    215    First Merchants Corp.                                                                5,553
  2,675    First Midwest Bancorp, Inc.                                                         99,617
  1,210    First Mutual Bancshares, Inc.                                                       31,158
  6,906    First Niagara Financial Group, Inc.                                                 99,723
    450    First Oak Brook Bancshares, Inc.                                                    13,631
    200    The First of Long Island Corp.                                                       8,758
  1,200    First Republic Bank                                                                 42,276
    400    First South Bancorp, Inc.                                                           13,324
  2,300    First State Bancorporation                                                          48,737
    542    FirstBank NW Corp.                                                                  14,905
  4,900    FirstMerit Corp.                                                                   131,271
    500    Flag Financial Corp.                                                                 8,047
  1,200    Franklin Bank Corp.(a)                                                              19,380
    600    Frontier Financial Corp.                                                            17,400
  9,938    Fulton Financial Corp.                                                             166,462
    661    German American Bancorp                                                              8,930
  4,400    Gold Banc Corp., Inc.                                                               65,560
    600    Great Southern Bancorp, Inc.                                                        17,952
  2,964    Greater Bay Bancorp                                                                 73,033
    445    Greater Community Bancorp                                                            6,542
  1,600    Hancock Holding Co.                                                                 54,624
  2,856    Hanmi Financial Corp.                                                               51,265
  1,400    Harbor Florida Bancshares, Inc.                                                     50,778
  1,618    Harleysville National Corp.                                                         35,515
    700    Heritage Commerce Corp.(a)                                                          14,560
  9,200    Hibernia Corp. Class A                                                             276,368
  1,200    Home Federal Bancorp                                                                30,156
    500    Horizon Financial Corp.                                                             11,000
 37,894    Hudson City Bancorp, Inc.                                                          450,939
  2,640    Hudson United Bancorp                                                              111,751
    800    Independent Bank Corp.                                                              24,304

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  1,000    Integra Bank Corp.                                                            $     21,700
    975    Interchange Financial Services Corp.                                                16,829
  2,175    Internet Capital Group, Inc.(a)                                                     19,162
  1,500    Irwin Financial Corp.                                                               30,585
  2,500    Jefferson Bancshares, Inc.                                                          32,350
  4,000    Kearny Financial Corp.                                                              50,000
    500    LSB Bancshares, Inc.                                                                 8,700
    200    Lakeland Financial Corp.                                                             8,270
    250    MASSBANK Corp.                                                                       8,310
  1,100    Main Street Banks, Inc.                                                             29,480
    363    MainSource Financial Group, Inc.                                                     6,436
  5,133    Mercantile Bankshares Corp.                                                        276,566
    350    Merchants Bancshares, Inc.                                                           9,058
  1,400    Mid-State Bancshares                                                                38,514
  1,000    Midwest Banc Holdings, Inc.                                                         23,120
  1,460    NBT Bancorp, Inc.                                                                   34,441
  3,200    Nara Bancorp, Inc.                                                                  47,840
    787    National Penn Bancshares, Inc.                                                      19,588
  2,900    Netbank, Inc.                                                                       24,099
  5,400    NewAlliance Bancshares, Inc.                                                        79,056
  1,200    NewMil Bancorp, Inc.                                                                34,584
  1,500    North Valley Bancorp                                                                25,650
    300    Northern States Financial Corp.                                                      6,909
    150    Norwood Financial Corp.                                                              4,622
    700    OceanFirst Financial Corp.                                                          16,898
    875    Ohio Valley Banc Corp.                                                              22,006
  4,332    Old National Bancorp                                                                91,925
    800    Old Second Bancorp, Inc.                                                            23,872
    546    Omega Financial Corp.                                                               15,304
  1,294    Oriental Financial Group                                                            15,839
  2,460    PFF Bancorp, Inc.                                                                   74,440
  1,000    Pamrapo Bancorp, Inc.                                                               21,128
    830    Park National Corp.                                                                 89,864
    300    Parkvale Financial Corp.                                                             8,175
    363    Peapack Gladstone Financial Corp.                                                    9,961
    800    Pennfed Financial Services, Inc.                                                    14,624
    200    Peoples Bancorp                                                                      3,980
    595    Peoples Bancorp, Inc.                                                               16,440
    220    Peoples Bancorp of North Carolina, Inc.                                              4,620
  1,120    Peoples Banctrust Co., Inc.                                                         19,320
  8,013    People's Bank                                                                      232,217
  1,200    Peoples Financial Corp.                                                             21,300
    400    Placer Sierra Bancshares                                                            10,988
 16,600    Popular, Inc.                                                                      402,052
  1,700    PrivateBancorp, Inc.                                                                58,276
  1,100    Prosperity Bancshares, Inc.                                                         33,275
  2,856    Provident Bankshares Corp.                                                          99,332
  2,603    Provident New York Bancorp                                                          30,377
  3,300    Prudential Bancorp, Inc. of Pennsylvania                                            39,435
  3,430    Republic Bancorp, Inc.                                                              48,500
  1,023    Republic Bancorp, Inc. Class A                                                      21,401
  2,600    Republic First Bancorp, Inc.(a)                                                     32,136
    534    Royal Bancshares of Pennsylvania Class A                                            11,940
  6,000    S1 Corp.(a)                                                                         23,460
  1,500    S&T Bancorp, Inc.                                                                   56,700
  2,275    SVB Financial Group(a)                                                             110,656
    200    SY Bancorp, Inc.                                                                     4,756
    750    Sandy Spring Bancorp, Inc.                                                          25,275
    151    Savannah Bancorp, Inc.                                                               5,218
    870    Seacoast Banking Corp. of Florida                                                   20,384
    300    Shore Bancshares, Inc.                                                               9,561
  1,700    Signature Bank(a)                                                                   45,883
    400    Simmons First National Corp. Class A                                                11,408
  5,704    Sky Financial Group, Inc.                                                          160,339
  4,455    The South Financial Group, Inc.                                                    119,572
    700    Southwest Bancorp, Inc.                                                             15,379
    132    Southwest Georgia Financial Corp.                                                    2,732
    525    State Bancorp, Inc.                                                                  9,408
  3,950    Sterling Bancshares, Inc.                                                           58,105
    700    Suffolk Bancorp                                                                     22,337
    700    Summit Bancshares, Inc.                                                             12,859
  1,037    Sun Bancorp, Inc.(a)                                                                21,870
  2,572    Susquehanna Bancshares, Inc.                                                        61,831
  8,890    TCF Financial Corp.                                                                237,808
 11,134    TD Banknorth, Inc.                                                                 335,579
  1,300    Texas Capital Bancshares, Inc.(a)                                                   27,495
  3,725    Texas Regional Bancshares, Inc. Class A                                            107,243
    484    Tompkins Trustco, Inc.                                                              20,933
    900    Trico Bancshares                                                                    19,368
  4,160    TrustCo Bank Corp. NY                                                               52,125
  3,400    Trustmark Corp.                                                                     94,690
  5,250    UCBH Holdings, Inc.                                                                 96,180
  1,310    UMB Financial Corp.                                                                 86,041
    984    USB Holding Co., Inc.                                                               22,432
  3,736    Umpqua Holdings Corp.                                                               90,860
    500    Union Bankshares Corp.                                                              20,890
  8,900    UnionBanCal Corp.                                                                  620,508
    279    United Bancorp, Inc.                                                                 3,432
  3,400    United Bankshares, Inc.                                                            118,830
  1,632    United Community Financial Corp.                                                    18,311
  1,232    Unizan Financial Corp.                                                              29,827
  1,200    Vail Banks, Inc.                                                                    16,800
  6,150    Valley National Bancorp                                                            140,835
    831    Virginia Commerce Bancorp(a)                                                        22,503
    500    WSFS Financial Corp.                                                                29,445
    800    Washington Trust Bancorp, Inc.                                                      21,752
  1,300    WesBanco, Inc.                                                                      35,750
    800    West Coast Bancorp                                                                  20,000
  1,900    Westamerica Bancorporation                                                          98,135
  3,121    Westcorp                                                                           183,827
  1,300    Western Alliance Bancorp(a)                                                         36,530
  3,625    Whitney Holding Corp.                                                               98,020
  3,900    Wilmington Trust Corp.                                                             142,155
  1,550    Wintrust Financial Corp.                                                            77,903
  1,500    Yardville National Bancorp                                                          52,875
                                                                                         ------------
                                                                                           11,811,541
                                                                                         ------------
   BUSINESS MACHINES - 1.9%
 21,790    3Com Corp.(a)                                                                       88,903
    600    3D Systems Corp.(a)                                                                 13,338
    500    ACCO Brands Corp.(a)                                                                14,110

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  3,700    ActivCard Corp.(a)                                                            $     16,021
  9,400    Adaptec, Inc.(a)                                                                    36,002
  5,200    Advanced Digital Information Corp.(a)                                               48,880
  5,000    American Software Class A                                                           28,000
    900    Analogic Corp.                                                                      45,369
    900    Applied Films Corp.(a)                                                              18,900
  2,500    Arbitron, Inc.                                                                      99,600
  3,100    Artesyn Technologies, Inc.(a)                                                       28,830
  1,915    Avici Systems, Inc.(a)                                                               8,713
  2,700    Avocent Corp.(a)                                                                    85,428
 25,340    BEA Systems, Inc.(a)                                                               227,553
  1,400    Black Box Corp.                                                                     58,744
  4,800    Borland Software Corp.(a)                                                           27,936
  2,100    Brooktrout, Inc.(a)                                                                 27,237
    600    California First National Bancorp                                                    7,800
    700    Communication Intelligence(a)                                                          378
  1,900    Computer Horizons Corp.(a)                                                           8,379
  3,900    Concurrent Computer Corp.(a)                                                         6,591
  2,100    Convera Corp.(a)(f)                                                                 29,610
  5,100    Cray, Inc.(a)(f)                                                                     4,692
  1,100    Crossroads Systems, Inc.(a)                                                          1,188
  4,100    Diebold, Inc.                                                                      141,286
    200    Digi International, Inc.(a)                                                          2,146
  3,600    Digital Lightwave, Inc.(a)(f)                                                          756
 12,995    Enterasys Networks, Inc.(a)                                                         17,413
    300    Exabyte Corp.(a)                                                                        78
    100    Extended Systems, Inc.(a)                                                              441
  4,051    Fair Isaac Corp.                                                                   181,485
    900    Flow International Corp.(a)(f)                                                       6,948
  7,900    Foundry Networks, Inc.(a)                                                          100,330
  2,900    Hanger Orthopedic Group, Inc.(a)                                                    22,330
  3,000    Hypercom Corp.(a)                                                                   19,560
  8,200    IKON Office Solutions, Inc.                                                         81,836
  1,000    Imagistics International, Inc.(a)                                                   41,850
  4,900    Immersion Corp.(a)                                                                  34,349
  4,400    Input/Output, Inc.(a)                                                               35,112
 11,070    Integrated Device Technology, Inc.(a)                                              118,892
  2,816    Intergraph Corp.(a)                                                                125,903
  3,250    Interland, Inc.(a)                                                                   9,097
  2,100    InterVoice, Inc.(a)                                                                 18,921
  3,060    Iomega Corp.(a)                                                                      9,211
  6,800    Island Pacific, Inc.(a)(f)                                                             680
 32,347    Juniper Networks, Inc.(a)                                                          769,535
  3,400    LTX Corp.(a)                                                                        14,348
  2,100    Lantronix, Inc.(a)                                                                   2,898
  2,000    MIPS Technologies, Inc.(a)                                                          13,660
    200    MTI Technology Corp.(a)                                                                378
 14,412    Maxtor Corp.(a)                                                                     63,413
  8,010    McData Corp.(a)                                                                     41,972
 11,749    Microchip Technology, Inc.                                                         353,880
  4,700    Micromuse, Inc.(a)                                                                  37,036
  2,500    Micros Systems, Inc.(a)                                                            109,375
  6,200    Napster Inc.(a)                                                                     24,800
  7,500    Network Engines, Inc.(a)                                                            10,725
  1,500    Omnicell, Inc.(a)                                                                   14,595
  2,963    Palm, Inc.(a)                                                                       83,942
  3,385    Premiere Global Services, Inc.(a)                                                   27,689
  9,090    Sandisk Corp.(a)                                                                   438,593
    600    Scansource, Inc.(a)                                                                 29,244
    300    Scientific Technologies, Inc.(a)                                                       942
  3,200    Sigma Designs, Inc.(a)(f)                                                           35,136
 15,600    Silicon Graphics, Inc.(a)(f)                                                        12,168
    445    SumTotal Systems, Inc.(a)                                                            2,167
  5,655    Sybase, Inc.(a)                                                                    132,440
  2,900    Tech Data Corp.(a)                                                                 106,459
 11,100    Total System Services, Inc.                                                        258,741
    100    Trans-Industries, Inc.(a)                                                               71
    940    Transact Technologies, Inc.(a)                                                       7,144
  2,700    VeriFone Holdings, Inc.(a)                                                          54,297
  1,300    Visual Networks, Inc.(a)                                                             1,781
  2,075    Vitria Technology, Inc.(a)                                                           6,910
  3,100    White Electronic Designs Corp.(a)                                                   15,810
                                                                                         ------------
                                                                                            4,570,975
                                                                                         ------------
   BUSINESS SERVICES - 11.7%
  6,540    24/7 Real Media, Inc.(a)                                                            45,911
    600    4Kids Entertainment, Inc.(a)                                                        10,434
  4,900    @ Road Inc.(a)                                                                      22,491
  2,900    ABM Industries, Inc.                                                                60,349
  2,500    AMICAS, Inc.(a)                                                                     13,500
  3,320    AMN Healthcare Services, Inc.(a)                                                    51,360
 11,100    Aastrom Biosciences, Inc.(a)(f)                                                     25,974
  3,700    Actuate Corp.(a)                                                                     9,361
     40    Adept Technology, Inc.(a)                                                              322
  5,290    Adesa, Inc.                                                                        116,909
  1,800    Administaff, Inc.                                                                   71,532
  2,500    Advent Software, Inc.(a)                                                            67,350
  1,000    The Advisory Board Co.(a)                                                           52,040
  1,800    Advo, Inc.                                                                          56,322
  2,600    Aether Holdings, Inc.(a)                                                             8,892
  3,560    Affymetrix, Inc.(a)                                                                164,579
  3,100    Agile Software Corp.(a)                                                             22,227
  8,000    Akamai Technologies, Inc.(a)                                                       127,600
  1,800    Aksys Ltd.(a)(f)                                                                     3,798
  2,300    Alderwoods Group, Inc.(a)                                                           37,674
  3,400    Alfacell Corp.(a)                                                                    6,392
  4,000    Alliance Data Systems Corp.(a)                                                     156,600
  1,000    The Allied Defense Group, Inc.(a)                                                   22,550
  2,500    Alteon, Inc.(a)                                                                        750
  1,600    Altiris, Inc.(a)                                                                    24,464
    600    Ambassadors International, Inc.                                                      8,406
 15,500    America Online Latin America, Inc. Class A(a)                                          465
  2,660    American Ecology Corp.                                                              52,189
     48    American Independence Corp.(a)                                                         593
  2,000    American Reprographics Co.(a)                                                       34,200
  1,100    American Superconductor Corp.(a)                                                    11,385
    200    Analysts International Corp.(a)                                                        530
    500    Angelica Corp.                                                                       8,925
    500    Ansoft Corp.(a)                                                                     14,550
  2,600    answerthink, Inc.(a)                                                                10,140
  2,600    Ansys, Inc.(a)                                                                     100,074

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  1,400    Anteon International Corp.(a)                                                 $     59,864
  4,445    aQuantive, Inc.(a)                                                                  89,478
 10,990    Aramark Corp.                                                                      293,543
    900    Arbinet-thexchange, Inc.(a)                                                          6,480
  3,854    Ariba, Inc.(a)                                                                      21,968
  8,571    Art Technology Group, Inc.(a)                                                        8,742
     12    Artemis International Solutions Corp.(a)                                                24
  4,000    Aspen Technology, Inc.(a)                                                           25,000
  7,200    Atari Inc.(a)                                                                       10,368
  2,200    Audible, Inc.(a)(f)                                                                 27,038
  2,000    Authentidate Holding Corp.(a)                                                        5,040
  6,900    The BISYS Group, Inc.(a)                                                            92,667
    900    Bankrate, Inc.(a)                                                                   24,687
    102    Baran Group Ltd.(a)                                                                    592
    600    Barrett Business Services(a)                                                        13,710
  9,900    BearingPoint, Inc.(a)                                                               75,141
    300    Bestway, Inc.(a)                                                                     2,550
  7,300    BindView Development Corp.(a)                                                       25,914
    648    Blackbaud, Inc.                                                                      9,182
    500    Blackboard, Inc.(a)                                                                 12,505
  1,270    Blue Coat Systems, Inc.(a)                                                          55,220
    100    Bottomline Technologies, Inc.(a)                                                     1,509
  2,100    Bowne & Co., Inc.                                                                   30,009
  1,400    Bright Horizons Family Solutions, Inc.(a)                                           53,760
  3,300    The Brink's Co.                                                                    135,498
  1,988    BroadVision, Inc.(a)(f)                                                              1,630
 15,300    Brocade Communications Systems, Inc.(a)                                             62,424
  4,600    Bsquare Corp.(a)                                                                     3,036
  1,700    CACI International, Inc. Class A(a)                                                103,020
  4,545    CBIZ, Inc.(a)                                                                       23,180
  1,200    CDI Corp.                                                                           35,448
  4,745    CDW Corp.                                                                          279,575
  1,100    CRA International, Inc.(a)                                                          45,859
  3,865    CSG Systems International(a)                                                        83,909
     46    Callwave, Inc.(a)                                                                      184
  5,668    Career Education Corp.(a)                                                          201,554
  1,500    Carreker Corp.(a)                                                                   10,590
  1,200    Casella Waste Systems, Inc.(a)                                                      15,756
  2,300    Catalina Marketing Corp.                                                            52,302
    500    Catapult Communications Corp.(a)                                                     9,170
  3,550    Cell Genesys, Inc.(a)(f)                                                            19,454
  1,000    Centra Software, Inc.(a)                                                             1,970
    500    Cerbco, Inc. Class A                                                                   650
  8,500    Ceridian Corp.(a)                                                                  176,375
  2,100    Cerner Corp.(a)(f)                                                                 182,553
  3,600    Certegy, Inc.                                                                      144,072
  4,790    Checkfree Corp.(a)                                                                 181,158
  1,400    Chemed Corp.                                                                        60,676
  5,333    ChoicePoint, Inc.(a)                                                               230,226
  4,300    Chordiant Software, Inc.(a)                                                         12,255
  3,800    Ciber, Inc.(a)                                                                      28,234
  1,600    Clean Harbors, Inc.(a)                                                              54,320
  1,200    Click Commerce, Inc.(a)(f)                                                          21,996
  3,800    Cogent, Inc.(a)                                                                     90,250
  7,600    Cognizant Technology Solutions Corp.(a)                                            354,084
  1,700    Collectors Universe(a)                                                              21,590
  1,300    Computer Programs & Systems, Inc.                                                   44,902
  1,900    Concur Technologies, Inc.(a)                                                        23,503
  3,400    Connetics Corp.(a)                                                                  57,494
  5,250    Copart, Inc.(a)                                                                    125,318
  7,405    Corillian Corp.(a)                                                                  23,696
  5,035    Corinthian Colleges, Inc.(a)                                                        66,814
    800    Cornell Cos., Inc.(a)                                                               11,768
  2,700    Corporate Executive Board Co.                                                      210,546
  1,100    CoStar Group, Inc.(a)                                                               51,392
    337    Courier Corp.                                                                       12,604
  1,400    Covansys Corp.(a)                                                                   22,344
    225    Critical Path, Inc.(a)                                                                  95
  1,900    Cross Country Healthcare, Inc.(a)                                                   35,264
  1,500    Cruzan International, Inc.(a)                                                       42,015
  2,300    CuraGen Corp.(a)                                                                    11,385
  1,900    Cybersource Corp.(a)                                                                12,502
  1,000    DSL.Net, Inc.(a)                                                                        80
  5,200    DST Systems, Inc.(a)                                                               285,116
    100    Deltathree, Inc. Class A(a)                                                            295
  2,100    Dendrite International, Inc.(a)                                                     42,189
  4,000    DeVry, Inc.(a)                                                                      76,200
  4,100    Digimarc Corp.(a)                                                                   27,798
  4,400    Digital Generation Systems(a)                                                        2,772
  2,500    Digital Insight Corp.(a)                                                            65,150
  1,500    Digital River, Inc.(a)                                                              52,275
  3,279    Digitas, Inc.(a)                                                                    37,249
  1,200    Discovery Partners International, Inc.(a)                                            3,864
  2,400    Diversa Corp.(a)                                                                    13,896
  2,500    DocuCorp International, Inc.(a)                                                     17,125
  2,800    Dollar Financial Corp.(a)                                                           33,572
  3,900    Dot Hill Systems Corp.(a)                                                           26,247
  4,200    Dun & Bradstreet Corp.(a)                                                          276,654
  3,000    Dyax Corp.(a)                                                                       16,770
  3,700    E-Loan, Inc.(a)                                                                     15,503
  1,100    EPIQ Systems, Inc.(a)                                                               24,002
  1,775    EVCI Career Colleges Holding Corp.(a)                                               11,325
  9,200    Earthlink, Inc.(a)                                                                  98,440
     50    EasyLink Services Corp. Class A(a)                                                      40
  2,500    Echelon Corp.(a)                                                                    23,025
  2,600    Eclipsys Corp.(a)                                                                   46,384
  1,200    eCollege.com, Inc.(a)                                                               17,832
    700    Educate, Inc.(a)                                                                    10,500
  4,200    Education Management Corp.(a)                                                      135,408
  3,100    eFunds Corp.(a)                                                                     58,373
     20    Egain Communications Corp.(a)                                                           15
     40    eLoyalty Corp.(a)                                                                      280
  1,600    Embarcadero Technologies, Inc.(a)                                                   10,784
  9,400    eMerge Interactive, Inc. Class B(a)(f)                                               4,700
  3,300    Encysive Pharmaceuticals, Inc.(a)                                                   38,874
  3,600    Ener1, Inc.(a)                                                                       1,764
  3,000    Ennis, Inc.                                                                         50,400
  2,900    Entrust, Inc.(a)                                                                    16,240
  2,900    Epicor Software Corp.(a)                                                            37,700
  2,975    eResearch Technology, Inc.(a)                                                       42,215
  1,845    Euronet Worldwide, Inc.(a)                                                          54,594
      2    Evolve Software, Inc.(a)                                                                 -

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  3,200    Evolving Systems, Inc.(a)                                                     $      6,144
  3,800    Exelixis, Inc.(a)                                                                   29,146
    500    Exponent, Inc.(a)                                                                   15,695
  2,100    F5 Networks, Inc.(a)                                                                91,287
  1,500    FTD Group, Inc.(a)                                                                  15,525
  2,050    FTI Consulting, Inc.(a)                                                             51,783
  2,550    Factset Research Systems, Inc.                                                      89,862
  2,800    FalconStor Software, Inc.(a)(f)                                                     16,968
    700    Fargo Electronics, Inc.(a)                                                          12,229
  2,500    Federal Agricultural Mortgage Corp. Class A                                         48,000
  3,005    Filenet Corp.(a)                                                                    83,840
  1,500    First Consulting Group, Inc.(a)                                                      8,700
      8    Five Star Quality Care, Inc.(a)                                                         55
  1,200    Forrester Research, Inc.(a)                                                         24,984
  3,300    Franklin Covey Co.(a)                                                               23,562
  1,700    G&K Services, Inc. Class A                                                          66,963
  3,900    GP Strategies Corp.(a)                                                              35,139
  6,400    GTECH Holdings Corp.                                                               205,184
  1,700    GTSI Corp.(a)                                                                       12,495
    460    Gaiam, Inc.(a)                                                                       4,747
    900    Genaissance Pharmaceuticals(a)                                                       1,251
  2,700    Gentiva Health Services, Inc.(a)                                                    48,924
    600    The Geo Group, Inc.(a)                                                              15,900
  1,600    Gevity HR, Inc.                                                                     43,584
    100    Gliatech, Inc.(a)                                                                        -
  1,800    Global Imaging Systems, Inc.(a)                                                     61,290
  2,360    Global Payments, Inc.                                                              183,419
 16,500    Google, Inc.(a)                                                                  5,221,590
  3,600    GoRemote Internet Communications, Inc.(a)                                            4,680
  1,200    Hansen Natural Corp.(a)                                                             56,316
  3,400    Harris Interactive, Inc.(a)                                                         14,518
  4,300    Harte-Hanks, Inc.                                                                  113,649
  2,000    Heidrick & Struggles International, Inc.(a)                                         64,760
  7,220    Hewitt Associates, Inc. Class A(a)                                                 196,962
  1,200    Hudson Highland Group, Inc.(a)                                                      29,964
  2,353    Hyperion Solutions Corp.(a)                                                        114,473
  2,800    I-many, Inc.(a)                                                                      3,724
 23,477    IAC/InterActiveCorp.(a)                                                            595,142
    800    ICT Group, Inc.(a)                                                                   9,392
  1,400    IDX Systems Corp.(a)                                                                60,452
  1,580    IPIX Corp.(a)(f)                                                                     4,298
  3,110    ITT Educational Services, Inc.(a)                                                  153,479
  1,700    Idenix Pharmaceuticals Inc.(a)                                                      42,670
  8,890    Identix, Inc.(a)                                                                    41,783
  2,100    iGate Corp.(a)                                                                       7,623
  2,100    Imergent, Inc.(a)                                                                   11,697
    350    The Immune Response Corp.(a)                                                           161
  1,400    Indus International, Inc.(a)                                                         3,738
  2,400    Infocrossing, Inc.(a)(f)                                                            22,056
  3,900    InFocus Corp.(a)                                                                    13,455
  3,500    Informatica Corp.(a)                                                                42,070
  2,700    Inforte Corp.                                                                       11,313
  1,840    Infospace, Inc.(a)                                                                  43,921
  2,100    infoUSA, Inc.                                                                       22,302
  2,092    Innovative Solutions & Support, Inc.(a)                                             32,489
     83    Insweb Corp.(a)                                                                        325
    600    Integral Systems, Inc.                                                              12,384
  3,700    Integrated Alarm Services Group, Inc.(a)(f)                                         13,875
  4,000    Intellisync Corp.(a)                                                                17,760
    600    Interactive Intelligence, Inc.(a)                                                    3,775
    500    Interchange Corp.(a)(f)                                                              4,380
 20,100    Internap Network Services Corp.(a)                                                   9,648
  2,600    Internet Security Systems(a)                                                        62,426
  1,000    Intersections, Inc.(a)                                                              11,950
    600    Intervideo, Inc.(a)                                                                  6,018
  2,800    Interwoven, Inc.(a)                                                                 22,876
  1,200    Intevac, Inc.(a)                                                                    12,372
  1,000    Intrado, Inc.(a)                                                                    18,030
     25    Intrusion, Inc.(a)                                                                      81
  3,000    Invitrogen Corp.(a)                                                                225,690
  3,600    Ipass, Inc.(a)                                                                      19,368
  7,650    Iron Mountain, Inc.(a)                                                             280,755
  1,400    iVillage, Inc.(a)                                                                   10,164
  2,900    JDA Software Group, Inc.(a)                                                         44,022
  5,100    Jack Henry & Associates, Inc.                                                       98,940
  3,185    Jacobs Engineering Group, Inc.(a)                                                  214,669
  1,800    Jamdat Mobile, Inc.(a)                                                              37,800
  1,700    John H. Harland Co.                                                                 75,480
  1,900    Jupitermedia Corp.(a)                                                               33,649
  1,821    Kana Software, Inc.(a)                                                               2,786
    900    Kanbay International, Inc.(a)                                                       16,920
  3,636    Keane, Inc.(a)                                                                      41,559
  2,000    Kelly Services, Inc. Class A                                                        61,320
    500    Keynote Systems, Inc.(a)                                                             6,490
  1,870    Kforce, Inc.(a)                                                                     19,261
  2,717    Kinder Morgan Management LLC(a)                                                    134,655
  1,700    Kintera, Inc.(a)                                                                     5,185
    400    Knology, Inc.(a)                                                                     1,052
  2,600    Korn/Ferry International(a)                                                         42,614
  1,875    Kronos, Inc.(a)                                                                     83,700
  1,300    LECG Corp.(a)                                                                       29,900
     42    LQ Corp., Inc.(a)                                                                       81
  2,500    Labor Ready, Inc.(a)                                                                64,125
  6,107    Lamar Advertising Co. Class A(a)                                                   277,014
  2,900    Laureate Education, Inc.(a)                                                        142,013
  3,300    Lawson Software, Inc.(a)                                                            22,902
    700    Layne Christensen Co.(a)                                                            16,485
    300    Learning Care Group, Inc.(a)                                                         1,770
  1,000    Learning Tree International, Inc.(a)                                                13,200
    100    Level 8 Systems, Inc.(a)                                                                 3
  2,219    Lightbridge, Inc.(a)                                                                17,930
  2,700    Lionbridge Technologies(a)                                                          18,225
  7,500    LivePerson, Inc.(a)                                                                 28,200
  2,200    LoJack Corp.(a)                                                                     46,508
  6,710    LookSmart, Ltd.(a)                                                                   5,569
 11,000    Loudeye Corp.(a)(f)                                                                  9,460
  1,200    Luminex Corp.(a)                                                                    12,048
    900    MAXIMUS, Inc.                                                                       32,175
  4,400    MIVA, Inc.(a)                                                                       26,532
  5,900    MPS Group, Inc.(a)                                                                  69,620
    800    MPW Industrial Services Group, Inc.(a)                                               1,673
  1,300    MRO Software, Inc.(a)                                                               21,892

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  2,400    Macquarie Infrastructure Co. Trust                                            $     67,680
  2,690    Macrovision Corp.(a)                                                                51,379
  2,040    Magma Design Automation, Inc.(a)                                                    16,565
  3,900    Management Network Group, Inc.(a)                                                   10,101
  1,800    Manhattan Associates, Inc.(a)                                                       41,760
  4,416    Manpower, Inc.                                                                     196,026
  1,695    Mantech International Corp. Class A(a)                                              44,765
  4,900    Manugistics Group, Inc.(a)                                                           9,653
  1,200    Mapinfo Corp.(a)                                                                    14,700
  3,000    Marchex, Inc. Class B(a)(f)                                                         49,680
  1,187    Matria Healthcare, Inc.(a)                                                          44,809
  3,000    Matrixone, Inc.(a)                                                                  15,780
  1,600    Maxygen, Inc.(a)                                                                    13,264
  9,377    McAfee, Inc.(a)                                                                    294,625
  4,100    Mechanical Technology, Inc.(a)                                                      15,826
  1,800    Medical Staffing Network Holdings, Inc.(a)                                          10,566
  4,100    Mentor Graphics Corp.(a)                                                            35,260
    800    Merge Technologies, Inc.(a)                                                         13,640
  1,900    MetaSolv, Inc.(a)                                                                    6,213
  3,700    Metro One Telecommunications, Inc.(a)                                                2,665
    400    Michael Baker Corp.(a)                                                              10,420
    990    MicroStrategy, Inc. Class A(a)                                                      69,587
  1,300    Microvision, Inc.(a)(f)                                                              7,670
  3,700    Millennium Cell, Inc.(a)(f)                                                          7,548
  5,966    Mindspeed Technologies, Inc.(a)(f)                                                  14,378
  2,800    Miravant Medical Technologies(a)                                                     1,036
  1,100    Mobius Management Systems, Inc.(a)                                                   5,775
    400    Moldflow Corp.(a)                                                                    6,368
  2,500    Momenta Pharmaceuticals Inc.(a)                                                     68,125
  1,600    Morningstar, Inc.(a)                                                                51,200
  4,400    NAVTEQ Corp.(a)                                                                    219,780
  1,837    NCO Group, Inc.(a)                                                                  37,952
  2,200    NDCHealth Corp.                                                                     41,624
  3,200    NIC, Inc.(a)                                                                        20,960
  2,800    NMS Communications Corp.(a)                                                         10,360
    900    NMT Medical, Inc.(a)                                                                 9,918
    800    NVE Corp.(a)(f)                                                                     12,216
  1,900    NYFIX, Inc.(a)                                                                      10,963
  4,500    National Instruments Corp.                                                         110,880
    240    Natural Health Trends Corp.(a)                                                       3,598
  2,000    Nautilus, Inc.                                                                      44,140
  2,700    Navigant Consulting, Inc.(a)                                                        51,732
     13    Navisite, Inc.(a)                                                                       16
  1,220    Neoforma, Inc.(a)                                                                   10,407
    100    Neon Systems, Inc.(a)                                                                  332
    200    NeoRx Corp.(a)                                                                         186
  4,120    NetFlix, Inc.(a)(f)                                                                107,079
    100    Netguru, Inc.(a)                                                                        82
  3,196    NetIQ Corp.(a)                                                                      39,119
     57    Netmanage, Inc.(a)                                                                     287
  1,900    Netratings, Inc.(a)                                                                 28,918
    200    Netscout Systems, Inc.(a)                                                            1,086
     20    NetSol Technologies, Inc.(a)                                                            38
    200    New Century Equity Holdings Corp.(a)                                                    37
  3,800    New Frontier Media, Inc.(a)                                                         22,876
    400    New Horizons Worldwide, Inc.(a)                                                      1,060
  4,200    On Assignment, Inc.(a)                                                              35,910
    200    On2 Technologies, Inc.(a)                                                              170
     60    Onvia, Inc.(a)                                                                         313
    650    Onyx Software Corp.(a)                                                               2,340
  2,200    Open Solutions, Inc.(a)                                                             48,004
  1,400    OpenTV Corp.(a)                                                                      4,018
  3,761    Openwave Systems, Inc.(a)                                                           67,623
  1,200    Opnet Technologies, Inc.(a)                                                         10,104
  4,400    Opsware, Inc.(a)                                                                    22,836
  3,637    Option Care, Inc.                                                                   53,246
  2,900    Orbital Sciences Corp.(a)                                                           36,250
  1,345    Orchid Cellmark, Inc.(a)                                                            11,433
    800    Overland Storage, Inc.(a)                                                            6,520
    700    PC Mall, Inc.(a)                                                                     4,004
  1,200    PC-Tel, Inc.(a)                                                                     11,280
    900    PDI, Inc.(a)                                                                        13,779
  2,000    PHH Corp.(a)                                                                        54,920
  1,391    PLATO Learning, Inc.(a)                                                             10,586
    400    PRA International(a)                                                                12,124
  5,700    PRG-Schultz International, Inc.(a)                                                  17,157
  2,900    Pac-West Telecomm, Inc.(a)                                                           2,262
  2,000    Packeteer, Inc.(a)                                                                  25,100
  1,369    PalmSource, Inc.(a)(f)                                                              24,710
  4,707    Panacos Pharmaceuticals, Inc.(a)                                                    45,842
  2,300    Paxar Corp.(a)                                                                      38,755
  2,800    Pegasus Solutions, Inc.(a)                                                          25,144
    500    Pegasystems, Inc.(a)                                                                 2,995
  3,000    Per-Se Technologies, Inc.(a)                                                        61,980
  6,500    Perot Systems Corp. Class A(a)                                                      91,975
  1,400    Phoenix Technologies Ltd.(a)                                                        10,542
  6,690    Pixar(a)                                                                           297,772
  5,229    Polycom, Inc.(a)                                                                    84,553
  2,300    Pomeroy IT Solutions, Inc.(a)                                                       26,128
  1,030    Pre-Paid Legal Services, Inc.                                                       39,861
     10    Prescient Applied Intelligence, Inc.(a)                                                  3
  2,333    Priceline.com, Inc.(a)                                                              45,074
  1,600    Princeton Review, Inc.(a)                                                            9,616
  2,800    Progress Software Corp.(a)                                                          88,956
  1,700    ProQuest Co.(a)                                                                     61,540
     34    Prosoft Learning Corp.(a)                                                               18
    102    Protection One, Inc.(a)                                                              1,637
  1,700    QAD, Inc.                                                                           14,093
  1,200    Quality Systems, Inc.                                                               82,908
  4,400    Quest Software, Inc.(a)                                                             66,308
    500    Quixote Corp.                                                                       10,695
    366    Quotesmith.com, Inc.(a)                                                              1,233
  1,500    Quovadx, Inc.(a)                                                                     4,545
  1,900    R.H. Donnelley Corp.(a)                                                            120,194
  2,700    RPC, Inc.                                                                           69,552
  3,700    RSA Security, Inc.(a)                                                               47,027
  1,700    Radiant Systems, Inc.(a)                                                            17,544
  6,800    RealNetworks, Inc.(a)                                                               38,828
 11,300    Red Hat, Inc.(a)(f)                                                                239,447
  2,800    Redback Networks, Inc.(a)                                                           27,776
  4,497    Register.com(a)                                                                     34,852
    400    Remedytemp, Inc. Class A(a)                                                          3,328

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  1,700    Renaissance Learning, Inc.                                                    $     30,260
  9,200    Republic Services, Inc. Class A                                                    324,668
  3,200    Resources Connection, Inc.(a)                                                       94,816
  4,500    The Reynolds & Reynolds Co. Class A                                                123,345
  1,165    Rigel Pharmaceuticals, Inc.(a)                                                      27,692
    400    RightNow Technologies, Inc.(a)                                                       5,888
    400    Rural Cellular Corp. Class A(a)                                                      4,864
    600    SAVVIS, Inc.(a)                                                                        474
  2,415    The SCO Group, Inc.(a)                                                              10,143
  1,350    SFBC International, Inc.(a)                                                         59,927
  2,600    SM&A(a)                                                                             22,906
  1,400    SPAR Group, Inc.(a)                                                                  2,310
    709    SPSS, Inc.(a)                                                                       17,016
  2,000    SRA International, Inc. Class A(a)                                                  70,960
  1,260    SS&C Technologies, Inc.                                                             46,166
  2,400    SYKES Enterprises, Inc.(a)                                                          28,560
    400    SYNNEX Corp.(a)                                                                      6,736
    875    Saba Software, Inc.(a)                                                               3,483
  1,434    SafeNet, Inc.(a)                                                                    52,069
  5,143    Salesforce.com, Inc.(a)                                                            118,906
    600    Salon Media Group, Inc.(a)                                                              78
  7,400    Sapient Corp.(a)                                                                    46,250
    100    Scientific Learning Corp.(a)                                                           525
  1,600    Seachange International, Inc.(a)                                                    10,176
  2,100    Secure Computing Corp.(a)                                                           23,835
  5,700    Selectica, Inc.(a)                                                                  18,297
  1,300    Senomyx, Inc.(a)                                                                    22,139
  2,000    Sequenom, Inc.(a)                                                                    1,920
  3,200    Serena Software, Inc.(a)                                                            63,776
 17,900    The ServiceMaster Co.                                                              242,366
 77,625    Sirius Satellite Radio, Inc.(a)(f)                                                 508,444
  4,400    Sitel Corp.(a)                                                                      12,320
     16    Smartserv Online, Inc.(a)                                                                7
    300    Sonic Foundry, Inc.(a)                                                                 393
  3,800    SonicWALL, Inc.(a)                                                                  24,130
  1,200    Sourcecorp(a)                                                                       25,728
  1,200    Spartech Corp.                                                                      23,448
  3,600    Spherion Corp.(a)                                                                   27,360
  1,400    The Standard Register Co.                                                           20,930
     28    Stantec, Inc.(a)                                                                       874
    800    Startek, Inc.                                                                       10,560
  2,900    Stericycle, Inc.(a)                                                                165,735
    620    Stratasys, Inc.(a)                                                                  18,414
  6,000    Strategic Diagnostics, Inc.(a)                                                      24,600
    900    Strayer Education, Inc.                                                             85,068
  1,500    TheStreet.com, Inc.(a)                                                               6,270
  2,500    SupportSoft, Inc.(a)                                                                12,600
 16,100    Sycamore Networks, Inc.(a)                                                          60,697
  2,300    Symyx Technologies(a)                                                               60,076
  8,605    Synopsys, Inc.(a)                                                                  162,635
  1,600    Synplicity, Inc.(a)                                                                 10,576
  1,200    Syntel, Inc.                                                                        23,388
    600    Sypris Solutions, Inc.                                                               6,444
 12,200    TIBCO Software, Inc.(a)                                                            101,992
    600    TNS, Inc.(a)                                                                        14,550
    800    TRC Cos., Inc.(a)                                                                   12,480
  1,882    Talx Corp.                                                                          61,711
  8,800    Tapestry Pharmaceuticals, Inc.(a)                                                    3,168
  2,300    TechTeam Global, Inc.(a)                                                            27,784
    300    Technology Solutions Co.(a)                                                            135
    200    TeleCommunication Systems, Inc. Class A(a)                                             523
  4,500    TeleTech Holdings, Inc.(a)                                                          45,090
    200    Tenfold Corp.(a)                                                                        72
    600    TeraForce Technology Corp.(a)                                                            1
  3,225    Tetra Tech, Inc.(a)                                                                 54,245
  3,375    Tetra Technologies, Inc.(a)                                                        105,368
  1,100    Tier Technologies, Inc. Class B(a)                                                   9,515
  2,500    TradeStation Group, Inc.(a)                                                         25,350
  2,800    Transaction Systems Architects, Inc. Class A(a)                                     77,980
  2,350    Trident Microsystems, Inc.(a)                                                       74,754
  1,300    Trizetto Group(a)                                                                   18,356
  8,777    Tumbleweed Communications Corp.(a)                                                  37,302
  4,200    UNOVA, Inc.(a)                                                                     146,916
  1,800    URS Corp.(a)                                                                        72,702
  1,200    Ultimate Software Group, Inc.(a)                                                    22,104
  3,653    United Online, Inc.                                                                 50,594
    600    Universal Electronics, Inc.(a)                                                      10,374
  1,055    Universal Technical Institute, Inc.(a)                                              37,569
  7,300    VA Software Corp.(a)                                                                10,950
  8,155    ValueClick, Inc.(a)                                                                139,376
    600    Vasco Data Security International(a)                                                 5,436
  2,580    Ventiv Health, Inc.(a)                                                              67,622
 15,358    VeriSign, Inc.(a)                                                                  328,200
  1,800    Verint Systems, Inc.(a)                                                             73,692
  2,385    Verity, Inc.(a)                                                                     25,329
     50    Versata, Inc.(a)                                                                        13
  7,870    Verso Technologies, Inc.(a)(f)                                                       2,912
    460    VerticalNet, Inc.(a)                                                                   276
  1,400    Vertrue, Inc.(a)(f)                                                                 50,890
 16,800    Via Net.Works, Inc.(a)                                                               1,042
  1,250    Viad Corp.                                                                          34,188
  6,030    Viewpoint Corp.(a)                                                                   8,683
  1,730    Vignette Corp.(a)                                                                   27,524
  2,800    Viisage Technology, Inc.(a)                                                         11,620
    600    Volt Information Sciences, Inc.(a)                                                  12,192
  2,850    Waste Connections, Inc.(a)                                                          99,978
  2,000    WatchGuard Technologies(a)                                                           8,580
  1,640    Watson Wyatt & Co. Holdings                                                         44,198
  2,000    Wave Systems Corp. Class A(a)                                                        1,860
  2,700    WebEx Communications, Inc.(a)                                                       66,177
 18,560    WebMD Corp.(a)                                                                     205,645
  3,200    webMethods, Inc.(a)                                                                 22,624
  1,600    Websense, Inc.(a)                                                                   81,936
  6,250    Weight Watchers International, Inc.(a)                                             322,375
    500    Westaff, Inc.(a)                                                                     2,295
  5,700    Wind River Systems, Inc.(a)                                                         73,701
  3,700    Wireless Facilities, Inc.(a)                                                        21,460
  1,100    Witness Systems, Inc.(a)                                                            22,979
    200    Worldgate Communications(a)                                                            504
  5,900    Wynn Resorts Ltd.(a)                                                               266,385
  3,400    Zix Corp.(a)(f)                                                                      6,800
                                                                                         ------------
                                                                                           28,078,221
                                                                                         ------------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
   CHEMICALS - 1.8%
    400    AEP Industries, Inc.(a)                                                       $      8,840
  1,500    AMCOL International Corp.                                                           28,605
  1,425    Aceto Corp.                                                                          8,222
  4,300    Airgas, Inc.                                                                       127,409
  2,600    Albemarle Corp.                                                                     98,020
  1,400    Anika Therapeutics, Inc.(a)                                                         16,548
    700    Arch Chemicals, Inc.                                                                16,275
  1,400    Bio-Rad Laboratories, Inc. Class A(a)                                               76,986
  1,800    Brady Corp.                                                                         55,692
  3,500    Cabot Corp.                                                                        115,535
  2,300    Calgon Carbon Corp.                                                                 18,170
  7,500    Celanese Corp. Series A                                                            129,375
  9,780    Celgene Corp.(a)                                                                   531,250
  6,600    Chemtura Corp.                                                                      81,972
  2,200    Cytec Industries, Inc.                                                              95,436
  7,636    Entegris, Inc.(a)                                                                   86,287
  2,400    Ferro Corp.                                                                         43,968
  5,100    Foamex International, Inc.(a)                                                          230
  2,000    Georgia Gulf Corp.                                                                  48,160
  1,700    H.B. Fuller Company                                                                 52,836
    300    Hawkins, Inc.                                                                        4,110
 13,100    Huntsman Corp.(a)                                                                  256,105
    550    KMG Chemicals, Inc.                                                                  4,285
  3,182    Kronos Worldwide, Inc.                                                             100,997
  3,600    Landec Corp.(a)                                                                     26,316
  3,515    Lubrizol Corp.                                                                     152,305
 13,956    Lyondell Chemical Co.                                                              399,421
  1,600    MacDermid, Inc.                                                                     42,016
    450    Mace Security International, Inc.(a)                                                 1,166
  2,100    Matrixx Initiatives, Inc.(a)                                                        29,862
 22,400    The Mosaic Co.(a)                                                                  358,848
  6,800    Nalco Holding Co.(a)                                                               114,716
    120    NewMarket Corp.(a)                                                                   2,081
    800    Nuco2, Inc.(a)                                                                      20,600
  2,200    OM Group, Inc.(a)                                                                   44,286
  3,392    Olin Corp.                                                                          64,414
  2,400    Omnova Solutions, Inc.(a)                                                           10,488
  2,000    Oxigene, Inc.(a)(f)                                                                 10,540
    400    Penford Corp.                                                                        5,348
  5,500    PolyOne Corp.(a)                                                                    33,330
    600    Quaker Chemical Corp.                                                               10,428
  6,800    RPM International, Inc.                                                            125,120
  1,900    Repligen Corp.(a)                                                                    5,928
  1,000    Rogers Corp.(a)                                                                     38,700
  3,900    Rollins, Inc.                                                                       76,128
  1,100    Schawk, Inc.                                                                        21,989
  3,300    Schulman A, Inc.                                                                    59,235
  3,200    Sensient Technologies Corp.                                                         60,640
    400    Stepan Co.                                                                          10,024
  1,300    TOR Minerals International, Inc.(a)                                                  7,150
  2,200    Terra Nitrogen Co. LP                                                               52,316
  1,600    Tredegar Corp.                                                                      20,816
  1,600    Trex Co., Inc.(a)                                                                   38,400
  1,100    UAP Holding Corp.                                                                   19,910
  7,000    Valspar Corp.                                                                      156,520
  1,900    WD-40 Co.                                                                           50,369
  3,800    WR Grace & Co.(a)                                                                   34,010
  4,000    Wellman, Inc.                                                                       25,320
  2,800    Westlake Chemical Corp.                                                             75,824
  1,000    Zoltek Cos., Inc.(a)(f)                                                             13,150
                                                                                         ------------
                                                                                            4,223,027
                                                                                         ------------
   CONSTRUCTION - 2.3%
    400    Ablest, Inc.(a)                                                                      3,692
  1,000    American Woodmark Corp.                                                             33,600
    400    Ameron International Corp.                                                          18,560
  2,900    Apogee Enterprises, Inc.                                                            49,590
  7,800    Armstrong Holdings, Inc.(a)                                                         17,160
    400    Beacon Roofing Supply, Inc.(a)                                                      13,068
  2,364    Beazer Homes USA, Inc.                                                             138,696
  1,000    BlueLinx Holdings, Inc.                                                             13,440
  1,900    Brookfield Homes Corp.                                                             105,507
    600    Bucyrus International, Inc.                                                         29,478
  1,900    Builders FirstSource, Inc.(a)                                                       42,427
  1,140    Building Material Holding Corp.                                                    106,237
  1,100    Carter's, Inc.(a)                                                                   62,480
  1,410    Cavco Industries, Inc.(a)                                                           51,155
  2,375    Ceradyne, Inc.(a)                                                                   87,115
  1,400    Comstock Homebuilding Cos., Inc. Class A(a)                                         27,888
    500    Dominion Homes, Inc.(a)                                                              7,965
  2,733    Dycom Industries, Inc.(a)                                                           55,261
    900    EMCOR Group, Inc.(a)                                                                53,370
  1,340    Eagle Materials, Inc.                                                              162,636
  1,800    ElkCorp                                                                             64,386
  3,975    Florida Rock Industries, Inc.                                                      254,758
    600    Global Power Equipment Group, Inc.(a)                                                4,278
  2,050    Granite Construction, Inc.                                                          78,392
  3,500    Hovnanian Enterprises, Inc. Class A(a)                                             179,200
    500    Infrasource Services, Inc.(a)                                                        7,275
  1,600    Insituform Technologies, Inc. Class A(a)                                            27,664
  2,200    Integrated Electrical Services, Inc.(a)(f)                                           6,160
  1,800    Interline Brands Inc.(a)                                                            37,818
    800    International Aluminum Corp.                                                        29,680
    300    LS Starrett Co. Class A                                                              5,493
    750    LSI Industries, Inc.                                                                14,250
  4,400    Lafarge North America, Inc.                                                        297,484
  8,580    Lennar Corp. Class A                                                               512,741
  1,180    Levitt Corp. Class A                                                                27,069
  1,400    M/I Homes, Inc.                                                                     75,964
  2,516    MDC Holdings, Inc.                                                                 198,487
  2,800    Martin Marietta Materials, Inc.                                                    219,688
  1,900    Mastec, Inc.(a)                                                                     20,710
  1,500    Meritage Homes Corp.(a)                                                            114,990
  1,200    NCI Building Systems, Inc.(a)                                                       48,948
    416    NVR, Inc.(a)                                                                       368,139
  2,300    Palm Harbor Homes, Inc.(a)(f)                                                       44,689
    100    Patriot Transportation Holding, Inc.(a)                                              6,870
    500    Performance Technologies, Inc.(a)                                                    3,575
  1,400    Perini Corp.(a)                                                                     25,480
  6,600    Quanta Services, Inc.(a)                                                            84,216

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  2,300    Ryland Group, Inc.                                                            $    157,366
  3,700    SBA Communications Corp. Class A(a)                                                 57,165
  2,200    Simpson Manufacturing Co., Inc.                                                     86,108
    100    Skyline Corp.                                                                        4,064
  4,600    Standard-Pacific Corp.                                                             190,946
  3,300    Technical Olympic USA, Inc.                                                         86,328
  1,300    Texas Industries, Inc.                                                              70,720
  8,600    Toll Brothers, Inc.(a)                                                             384,162
  1,700    U.S. Concrete, Inc.(a)                                                              13,107
  3,000    USG Corp.(a)                                                                       206,160
    500    United Mobile Homes, Inc.                                                            7,930
  2,600    WCI Communities, Inc.(a)                                                            73,762
  1,900    WESCO International, Inc.(a)                                                        64,353
  2,100    Walter Industries, Inc.                                                            102,732
  3,300    West Corp.(a)                                                                      123,387
  5,300    Westell Technologies, Inc. Class A(a)                                               19,292
    600    William Lyon Homes, Inc.(a)                                                         93,120
  1,300    Wilsons The Leather Experts(a)                                                       7,930
  2,300    Yankee Candle Co., Inc.                                                             56,350
                                                                                         ------------
                                                                                            5,642,711
                                                                                         ------------
   CONSUMER - DURABLES - 0.6%
  1,700    American Technology Corp.(a)                                                         8,653
  1,665    Applica, Inc.(a)                                                                     2,781
    700    Bassett Furniture Industries, Inc.                                                  13,034
  4,200    Champion Enterprises, Inc.(a)                                                       62,076
  2,800    Compx International, Inc.                                                           45,920
    100    Conn's, Inc.(a)                                                                      2,772
    800    Design Within Reach, Inc.(a)                                                         7,224
  1,700    Emerson Radio(a)                                                                     5,848
  2,000    Ethan Allen Interiors, Inc.                                                         62,700
    200    Flexsteel Industries                                                                 3,004
  3,100    Furniture Brands International, Inc.                                                55,893
 24,900    Gemstar-TV Guide International, Inc.(a)                                             73,704
  1,600    Genlyte Group, Inc.(a)                                                              76,928
  3,020    Griffon Corp.(a)                                                                    74,292
  1,100    Haverty Furniture Cos., Inc.                                                        13,453
  2,400    Helen of Troy Ltd.(a)                                                               49,536
  3,400    Interface, Inc. Class A(a)                                                          28,084
  2,300    Kimball International, Inc. Class B                                                 27,807
    200    Koss Corp.                                                                           3,463
  3,100    La-Z-Boy, Inc.                                                                      40,889
    600    Lifetime Brands, Inc.                                                               16,104
    500    Mac-Gray Corp.(a)                                                                    6,475
  3,764    Mohawk Industries, Inc.(a)                                                         302,061
    400    National Presto Industries, Inc.                                                    17,124
  2,805    Restoration Hardware, Inc.(a)                                                       17,728
  1,700    Rockford Corp.(a)                                                                    5,729
    500    The Rowe Cos.(a)                                                                     1,750
    600    Salton, Inc.(a)(f)                                                                   1,974
  2,100    Select Comfort Corp.(a)                                                             41,958
  1,500    Stanley Furniture Co., Inc.                                                         39,285
  1,600    Sturm Ruger & Co., Inc.                                                             14,720
  5,700    Tempur-Pedic International, Inc.(a)                                                 67,488
  2,890    Toro Co.                                                                           106,236
  4,300    United Rentals, Inc.(a)                                                             84,753
    642    Virco Manufacturing Corp.(a)                                                         4,879
    600    Water Pik Technologies, Inc.(a)                                                     12,180
                                                                                         ------------
                                                                                            1,398,505
                                                                                         ------------
   CONSUMER - NON-DURABLES - 0.2%
 23,477    Expedia, Inc.(a)                                                                   465,079
  2,000    Nutri/System, Inc.(a)                                                               50,040
                                                                                         ------------
                                                                                              515,119
                                                                                         ------------
   CONTAINERS - 0.3%
  1,500    Anchor Glass Container Corp.(a)                                                        173
  9,900    Crown Holdings, Inc.(a)                                                            157,806
  9,900    Graphic Packaging Corp.(a)                                                          27,720
  1,200    Greif, Inc.                                                                         72,120
  1,600    Mobile Mini, Inc.(a)                                                                69,360
  9,000    Owens-Illinois, Inc.(a)                                                            185,580
    500    Packaging Dynamics Corp.                                                             6,300
  2,000    Silgan Holdings, Inc.                                                               66,520
  5,600    Sonoco Products Co.                                                                152,936
                                                                                         ------------
                                                                                              738,515
                                                                                         ------------
   DOMESTIC OIL - 3.2%
  1,393    Atlas America, Inc.(a)                                                              68,048
  2,000    Bill Barrett Corp.(a)                                                               73,640
  1,900    Bois d'Arc Energy, Inc.(a)                                                          32,699
  2,800    Cal Dive International, Inc.(a)                                                    177,548
  1,000    Callon Petroleum Co.(a)                                                             20,930
  2,500    Carrizo Oil & Gas, Inc.(a)                                                          73,250
 15,900    Chesapeake Energy Corp.                                                            608,175
    600    Clayton Williams Energy, Inc.(a)                                                    25,920
  2,000    Comstock Resources, Inc.(a)                                                         65,620
  5,310    Consol Energy, Inc.                                                                404,994
    300    Crosstex Energy LP                                                                  12,063
  4,035    Delta Petroleum Corp.(a)                                                            83,726
  7,700    Diamond Offshore Drilling                                                          471,625
    400    Dorchester Minerals LP                                                              12,260
  2,700    Edge Petroleum Corp.(a)                                                             71,253
  1,243    Enbridge Energy Management LLC(a)                                                   68,688
  1,800    Encore Acquisition Co.(a)                                                           69,930
  1,900    Energy Partners Ltd.(a)                                                             59,318
    100    FX Energy, Inc.(a)                                                                   1,197
  4,000    Frontier Oil Corp.                                                                 177,400
  9,430    Global Industries Ltd.(a)                                                          138,998
  1,230    Gulf Island Fabrication, Inc.                                                       35,363
  1,200    Gulfmark Offshore, Inc.(a)                                                          38,724
  4,200    Harvest Natural Resources, Inc.(a)                                                  45,066
  1,700    Holly Corp.                                                                        108,766
  1,400    Houston Exploration Co.(a)                                                          94,150
  2,900    KCS Energy, Inc.(a)                                                                 79,837
  2,600    Magellan Midstream Partners                                                         89,102
  1,900    Matrix Service Co.(a)(f)                                                            15,295
  2,500    McMoRan Exploration Co.(a)(f)                                                       48,600
  4,600    Meridian Resource Corp.(a)                                                          19,182

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  6,998    Newfield Exploration Co.(a)                                                   $    343,602
  1,500    OYO Geospace Corp.(a)                                                               29,715
    900    PYR Energy Corp.(a)                                                                  1,458
  2,000    Pacific Energy Partners LP                                                          63,700
  9,410    Patterson-UTI Energy, Inc.                                                         339,513
  6,316    PetroHawk Energy Corp.(a)                                                           91,014
  2,600    Petroquest Energy, Inc.(a)                                                          27,144
  8,175    Pioneer Natural Resources Co.                                                      448,971
  5,184    Plains Exploration & Production Co.(a)                                             221,979
  3,600    Pogo Producing Co.                                                                 212,184
  7,800    Pride International, Inc.(a)                                                       222,378
  4,380    Quicksilver Resources, Inc.(a)                                                     209,320
  1,800    Remington Oil & Gas Corp.(a)                                                        74,700
  1,700    Spinnaker Exploration Co.(a)                                                       109,973
  4,400    St. Mary Land & Exploration Co.                                                    161,040
  1,579    Stone Energy Corp.(a)                                                               96,382
    800    Sunoco Logistics Partners LP                                                        30,920
  2,800    Superior Energy Services(a)                                                         64,652
  2,700    Syntroleum Corp.(a)                                                                 39,312
  2,500    T-3 Energy Services Inc.(a)                                                         41,750
  3,400    TEPPCO Partners LP                                                                 138,040
  4,000    Tesoro Corp.                                                                       268,960
  2,400    Todco Class A                                                                      100,104
  4,700    Transmontaigne, Inc.(a)                                                             37,553
  8,200    Ultra Petroleum Corp.(a)                                                           466,416
  1,800    Universal Compression Holdings, Inc.(a)                                             71,586
  1,200    Valero LP                                                                           68,376
    500    Valley National Gases, Inc.(a)                                                       8,240
  3,900    Vintage Petroleum, Inc.                                                            178,074
  2,600    W&T Offshore, Inc.                                                                  84,318
    200    Warren Resources, Inc.(a)                                                            3,350
  1,100    Whiting Petroleum Corp.(a)                                                          48,224
                                                                                         ------------
                                                                                            7,594,315
                                                                                         ------------
   DRUGS & MEDICINE - 10.1%
  3,000    AMERIGROUP Corp.(a)                                                                 57,360
    900    ATS Medical, Inc.(a)                                                                 3,330
  3,000    AVANIR Pharmaceuticals Class A(a)                                                    9,270
  2,200    AVI BioPharma, Inc.(a)                                                               5,808
  1,100    Abaxis, Inc.(a)                                                                     14,355
  5,200    Abgenix, Inc.(a)                                                                    65,936
  1,100    Abiomed, Inc.(a)                                                                    11,077
  2,000    Able Laboratories, Inc.(a)(f)                                                          300
  1,600    Accelrys, Inc.(a)                                                                   10,816
  4,300    Adolor Corp.(a)                                                                     45,924
  3,635    Advanced Medical Optics, Inc.(a)                                                   137,948
  1,700    Advanced Neuromodulation Systems, Inc.(a)                                           80,682
  1,400    Advancis Pharmaceutical Corp.(a)                                                     1,974
  1,700    Air Methods Corp.(a)                                                                19,244
  1,900    Albany Molecular Research, Inc.(a)                                                  23,142
  1,600    Alexion Pharmaceuticals, Inc.(a)                                                    44,288
  3,500    Align Technology, Inc.(a)                                                           23,520
  5,000    Alkermes, Inc.(a)                                                                   84,000
  1,700    Alliance Imaging, Inc.(a)                                                           14,535
  5,800    Allos Therapeutics(a)                                                               14,152
  2,345    Allscripts Healthcare Solutions, Inc.(a)                                            42,257
  2,200    Alpharma, Inc. Class A                                                              54,714
  1,600    Amedisys, Inc.(a)                                                                   62,400
    400    America Service Group, Inc.(a)                                                       6,636
  2,500    American Healthways, Inc.(a)                                                       106,000
  4,000    American Medical Systems Holdings, Inc.(a)                                          80,600
  4,350    American Pharmaceutical Partners, Inc.(a)(f)                                       198,621
  2,800    Amsurg Corp.(a)                                                                     76,608
  6,100    Amylin Pharmaceuticals, Inc.(a)                                                    212,219
  3,400    Anadys Pharmaceuticals, Inc.(a)                                                     36,278
  4,200    Andrx Corp.(a)                                                                      64,806
    513    Angiodynamics, Inc.(a)                                                              10,773
    100    Animas Corp.(a)                                                                      1,570
  2,900    Antigenics, Inc.(a)(f)                                                              15,718
  5,585    Aphton Corp.(a)                                                                      3,519
  4,300    Applera Corp. - Celera Genomics Group(a)                                            52,159
  2,800    Apria Healthcare Group, Inc.(a)                                                     89,348
  8,200    Aradigm Corp.(a)(f)                                                                  8,774
  2,040    Arena Pharmaceuticals, Inc.(a)                                                      20,196
  3,100    Ariad Pharmaceuticals, Inc.(a)                                                      23,033
  1,630    Arqule, Inc.(a)                                                                     12,763
  1,400    Array Biopharma, Inc.(a)                                                            10,052
  2,400    Arrow International, Inc.                                                           67,680
  1,700    Arthrocare Corp.(a)                                                                 68,374
    900    Aspect Medical Systems, Inc.(a)                                                     26,667
  3,100    Atherogenics Inc.(a)(f)                                                             49,693
  4,400    Avant Immunotherapeutics, Inc.(a)                                                    5,720
  1,000    Avigen, Inc.(a)                                                                      2,780
  3,000    Axonyx, Inc.(a)                                                                      3,330
  5,363    Barr Pharmaceuticals, Inc.(a)                                                      294,536
    200    Barrier Therapeutics, Inc.(a)                                                        1,678
  3,500    Beckman Coulter, Inc.                                                              188,930
  6,400    Beverly Enterprises, Inc.(a)                                                        78,400
  3,100    BioCryst Pharmaceuticals, Inc.(a)                                                   30,318
  2,400    Biolase Technology, Inc.(f)                                                         17,112
  3,800    BioMarin Pharmaceuticals, Inc.(a)                                                   33,174
 18,316    Biopure Corp.(a)                                                                    20,331
  2,096    Bioscript, Inc.(a)                                                                  13,624
  1,360    Biosite, Inc.(a)                                                                    84,130
    100    Biosource International, Inc.(a)                                                     1,259
    900    BioSphere Medical, Inc.(a)                                                           5,112
  1,800    BioVeris Corp.(a)                                                                   10,476
  2,400    Bradley Pharmaceuticals, Inc.(a)                                                    26,208
    388    Britesmile, Inc.(a)(f)                                                                 365
    800    CNS, Inc.                                                                           20,856
  2,800    CV Therapeutics, Inc.(a)                                                            74,900
 16,300    Calypte Biomedical Corp.(a)                                                          3,912
  1,200    Cambrex Corp.                                                                       22,752
  1,600    CancerVax Corp.(a)                                                                   5,504
    510    Cardiac Science Corp.(a)                                                             5,467
  2,900    Cardiodynamics International Corp.(a)                                                3,915
  1,476    Cardiotech International, Inc.(a)                                                    3,410
  9,200    Cell Therapeutics, Inc.(a)(f)                                                       26,312
  3,300    Centene Corp.(a)                                                                    82,599
  3,200    Cephalon, Inc.(a)                                                                  148,544
  1,400    Cerus Corp.(a)                                                                      12,404

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  3,692    Charles River Laboratories International, Inc.(a)                             $    161,045
    900    Cholestech Corp.(a)                                                                  9,072
  1,700    Ciphergen Biosystems, Inc.(a)                                                        3,145
 11,200    Clarient, Inc.(a)(f)                                                                17,920
  2,500    Collagenex Pharmaceuticals, Inc.(a)                                                 24,800
  7,700    Columbia Laboratories, Inc.(a)                                                      28,952
  5,000    Community Health Systems, Inc.(a)                                                  194,050
  2,700    Compex Technologies, Inc.(a)                                                        11,664
  3,900    Conceptus, Inc.(a)                                                                  45,240
  2,050    Conmed Corp.(a)                                                                     57,154
    500    Conor Medsystems, Inc.(a)                                                           11,750
  2,643    Cooper Cos., Inc.                                                                  202,480
    142    CorAutus Genetics, Inc.(a)                                                             639
  1,600    Corgentech, Inc.(a)                                                                  3,776
    600    Corvel Corp.(a)                                                                     14,376
  3,600    Covance, Inc.(a)                                                                   172,764
  2,400    CryoLife, Inc.(a)                                                                   16,680
  3,600    Cubist Pharmaceuticals, Inc.(a)                                                     77,544
  1,935    Curative Health Services, Inc.(a)                                                    1,877
  2,300    Curis, Inc.(a)                                                                      10,557
  1,400    Cyberonics, Inc.(a)                                                                 41,776
  1,800    Cypress Bioscience, Inc.(a)                                                          9,702
    930    Cytogen Corp.(a)                                                                     3,757
  1,700    Cytokinetics, Inc.(a)                                                               13,838
  6,400    Cytyc Corp.(a)                                                                     171,840
    500    DJ Orthopedics, Inc.(a)                                                             14,470
  5,350    Dade Behring Holdings, Inc.                                                        196,131
  1,400    Datascope Corp.                                                                     43,428
  6,100    DaVita, Inc.(a)                                                                    281,027
    900    Daxor Corp.(a)                                                                      13,698
  3,430    Dendreon Corp.(a)                                                                   23,015
  5,150    Dentsply International, Inc.                                                       278,203
  2,100    Depomed, Inc.(a)                                                                    13,608
    500    DexCom, Inc.(a)                                                                      5,810
  1,700    Diagnostic Products Corp.                                                           89,641
  1,300    Dialysis Corp. of America(a)                                                        16,835
    200    Diametrics Medical, Inc.(a)                                                              3
  1,000    Digene Corp.(a)                                                                     28,500
  2,800    Discovery Laboratories, Inc.(a)                                                     18,060
  2,200    Dov Pharmaceutical, Inc.(a)                                                         37,356
  3,000    Durect Corp.(a)(f)                                                                  20,550
    600    Dusa Pharmaceuticals, Inc.(a)                                                        6,360
      4    Dynacq Healthcare, Inc.(a)                                                              18
    600    E-Z-EM, Inc.(a)                                                                      8,490
  1,300    EPIX Pharmaceuticals, Inc.(a)                                                       10,010
  3,500    Edwards Lifesciences Corp.(a)                                                      155,435
  2,300    Emisphere Technologies, Inc.(a)                                                     10,350
    400    Encore Medical Corp.(a)                                                              1,880
  7,800    Endo Pharmaceuticals Holdings, Inc.(a)                                             208,026
    200    Endologix, Inc.(a)                                                                   1,016
  4,300    Entremed, Inc.(a)                                                                   10,277
    673    Enzo Biochem, Inc.(a)                                                               10,337
  2,600    Enzon Pharmaceuticals, Inc.(a)                                                      17,238
    725    Escalon Medical Corp.(a)                                                             4,415
  1,600    Exact Sciences Corp.(a)                                                              2,912
    700    Exactech, Inc.(a)                                                                   10,360
  2,900    ev3, Inc.(a)                                                                        54,375
  3,700    Eyetech Pharmaceuticals, Inc.(a)                                                    66,452
  3,050    First Horizon Pharmaceutical Corp.(a)                                               60,604
 17,300    Fonar Corp.(a)                                                                      18,511
  1,300    FoxHollow Technologies Inc.(a)                                                      61,893
  2,900    Gen-Probe, Inc.(a)                                                                 143,405
  3,400    Genaera Corp.(a)                                                                     6,494
  1,900    Gene Logic, Inc.(a)                                                                  9,291
  5,300    Genelabs Technologies(a)                                                             3,392
 62,440    Genentech, Inc.(a)(f)                                                            5,258,072
  1,150    Genesis HealthCare Corp.(a)                                                         46,368
  1,400    Genitope Corp.(a)                                                                    9,716
  9,700    Genta, Inc.(a)                                                                      14,550
  3,100    Geron Corp.(a)(f)                                                                   31,837
    133    GlycoGenesys, Inc.(a)                                                                  137
  1,200    Greatbatch, Inc.(a)                                                                 32,928
  4,900    Guilford Pharmaceuticals, Inc.(a)                                                   17,885
  1,500    Haemonetics Corp.(a)                                                                71,295
  6,480    Health Net, Inc.(a)                                                                306,634
  2,451    Healthcare Services Group                                                           47,182
  2,200    HealthExtras, Inc.(a)                                                               47,036
  1,900    HealthTronics, Inc.(a)                                                              18,924
  1,300    Hemispherx Biopharma, Inc.(a)(f)                                                     2,210
  4,200    Henry Schein, Inc.(a)                                                              179,004
  1,050    Hi-Tech Pharmacal Co., Inc.(a)                                                      31,584
  3,545    Hillenbrand Industries, Inc.                                                       166,792
  2,300    Hollis-Eden Pharmaceuticals(a)(f)                                                   14,697
  1,200    Hologic, Inc.(a)                                                                    69,300
  2,600    Hooper Holmes, Inc.                                                                 10,218
  7,600    Human Genome Sciences, Inc.(a)                                                     103,284
  2,900    Hydron Technologies, Inc.(a)                                                           609
  1,100    I-Flow Corp.(a)                                                                     15,081
  3,700    ICOS Corp.(a)                                                                      102,194
  1,200    ICU Medical, Inc.(a)                                                                34,512
  1,600    II-VI, Inc.(a)                                                                      28,384
 14,143    IVAX Corp.(a)                                                                      372,809
  2,500    Idexx Laboratories, Inc.(a)                                                        167,200
  4,921    ImClone Systems, Inc.(a)                                                           154,765
  2,625    Immucor, Inc.(a)                                                                    72,030
  4,000    Immunicon Corp.(a)                                                                  15,720
  2,400    Immunogen, Inc.(a)                                                                  17,616
  3,200    Immunomedics, Inc.(a)(f)                                                             6,464
  2,400    Inamed Corp.(a)                                                                    181,632
  5,700    Incyte Corp.(a)                                                                     26,790
  4,800    Indevus Pharmaceuticals, Inc.(a)                                                    13,824
  2,900    Inkine Pharmaceutical Co.(a)                                                        10,585
  4,200    Insmed, Inc.(a)(f)                                                                   5,628
  2,400    Inspire Pharmaceuticals, Inc.(a)                                                    18,240
  1,900    Integra LifeSciences Holdings Corp.(a)                                              72,694
  3,600    InterMune, Inc.(a)                                                                  59,580
  2,700    IntraLase Corp.(a)                                                                  39,717
     16    Intrabiotics Pharmaceuticals, Inc.(a)                                                   59
  1,500    Introgen Therapeutics, Inc.(a)(f)                                                    7,830
  1,950    Intuitive Surgical, Inc.(a)                                                        142,916
  1,800    Invacare Corp.                                                                      75,006
    828    Inverness Medical Innovations, Inc.(a)                                              21,967

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  4,400    Isis Pharmaceuticals, Inc.(a)                                                 $     22,220
  2,000    KV Pharmaceutical Co. Class A(a)                                                    35,540
  1,200    Kendle International, Inc.(a)                                                       33,768
  1,000    Kensey Nash Corp.(a)                                                                30,660
  2,190    Kindred Healthcare, Inc.(a)                                                         65,262
  3,615    Kinetic Concepts, Inc.(a)                                                          205,332
  1,700    Kosan Biosciences, Inc.(a)                                                          12,359
  1,900    Kyphon, Inc.(a)                                                                     83,486
  1,150    LCA-Vision, Inc.                                                                    42,688
  3,700    La Jolla Pharmaceutical Co.(a)                                                       2,812
  1,100    Lakeland Industries, Inc.(a)                                                        19,448
    400    Landauer, Inc.                                                                      19,600
    300    Langer, Inc.(a)                                                                      1,525
  1,000    Large Scale Biology Corp.(a)(f)                                                        830
    800    Lectec Corp.                                                                           520
  2,700    Lexicon Genetics, Inc.(a)                                                           10,746
  2,900    Lifecell Corp.(a)                                                                   62,727
    700    Lifecore Biomedical, Inc.(a)                                                         8,463
  3,045    LifePoint Hospitals, Inc.(a)                                                       133,158
  5,700    Lincare Holdings, Inc.(a)                                                          233,985
  4,100    MGI Pharma, Inc.(a)                                                                 95,571
  1,100    Macrochem Corp.(a)                                                                      55
  1,479    Magellan Health Services, Inc.(a)                                                   51,987
  1,300    Mannatech, Inc.                                                                     15,405
  1,700    Martek Biosciences Corp.(a)                                                         59,721
  3,300    Maxim Pharmaceuticals, Inc.(a)                                                       4,422
    600    Med-Design Corp.(a)                                                                    288
  5,000    Medarex, Inc.(a)                                                                    47,600
  1,100    Medcath Corp.(a)                                                                    26,125
  1,474    Medco Health Solutions, Inc.(a)                                                     80,819
    800    Medical Action Industries, Inc.(a)                                                  13,728
  2,870    Medicines Co.(a)                                                                    66,039
  3,200    Medicis Pharmaceutical Corp. Class A                                               104,192
  1,030    Medis Technologies Ltd.(a)(f)                                                       18,489
    300    Medwave, Inc.(a)                                                                       900
  2,800    Mentor Corp.                                                                       154,028
  1,350    Meridian Bioscience, Inc.                                                           27,945
  1,568    Merit Medical Systems, Inc.(a)                                                      27,816
    300    Metropolitan Health Networks, Inc.(a)                                                  798
  2,600    Microtek Medical Holdings, Inc.(a)                                                   9,646
 17,438    Millennium Pharmaceuticals, Inc.(a)                                                162,697
  1,600    Mine Safety Appliances Co.                                                          61,920
  1,000    Molecular Devices Corp.(a)                                                          20,890
  1,100    Molina Healthcare, Inc.(a)                                                          27,489
  6,760    Monogram Biosciences, Inc.(a)                                                       15,886
  1,800    Myriad Genetics, Inc.(a)                                                            39,348
  3,900    NBTY, Inc.(a)                                                                       91,650
  3,740    NPS Pharmaceuticals, Inc.(a)                                                        37,811
  3,400    Nabi Biopharmaceuticals(a)                                                          44,540
    150    National Dentex Corp.(a)                                                             3,090
    400    National Healthcare Corp.                                                           14,000
    400    Natrol, Inc.(a)                                                                        940
    900    Nature's Sunshine Products, Inc.                                                    20,916
  3,000    Natus Medical, Inc.(a)                                                              36,510
  4,900    Nektar Therapeutics(a)                                                              83,055
  2,086    Neopharm, Inc.(a)                                                                   25,866
  1,900    Neose Technologies, Inc.(a)                                                          4,465
  2,145    Neurocrine Biosciences, Inc.(a)                                                    105,513
  1,200    Neurogen Corp.(a)                                                                    8,256
    400    New River Pharmaceuticals, Inc.(a)                                                  19,176
  1,600    Northfield Laboratories, Inc.(a)                                                    20,640
  2,400    Novavax, Inc.(a)(f)                                                                  4,200
  2,100    Noven Pharmaceuticals, Inc.(a)                                                      29,400
  1,400    Nutraceutical International Corp.(a)                                                19,908
  2,800    NuVasive, Inc.(a)                                                                   52,472
  2,421    Nuvelo, Inc.(a)                                                                     23,242
  3,700    OCA, Inc.(a)(f)                                                                      5,550
  2,613    OSI Pharmaceuticals, Inc.(a)                                                        76,404
  4,000    Oakley, Inc.                                                                        69,360
  3,050    Odyssey HealthCare, Inc.(a)                                                         51,759
  6,000    Omnicare, Inc.                                                                     337,380
  2,000    Onyx Pharmaceuticals, Inc.(a)                                                       49,960
  4,575    OraSure Technologies, Inc.(a)                                                       43,142
  4,100    Orthologic Corp.(a)                                                                 15,703
  5,920    Orthovita, Inc.(a)                                                                  25,338
  4,400    Oscient Pharmaceuticals Corp.(a)                                                     9,328
  3,300    Osteotech, Inc.(a)                                                                  18,909
  2,300    Owens & Minor, Inc.                                                                 67,505
  5,600    PSS World Medical, Inc.(a)                                                          74,704
  4,560    Pacificare Health Systems, Inc.(a)                                                 363,797
  2,600    Pain Therapeutics, Inc.(a)                                                          16,354
  1,700    Par Pharmaceutical Cos., Inc.(a)                                                    45,254
  2,700    Parexel International Corp.(a)                                                      54,243
  7,800    Patterson Cos., Inc.(a)                                                            312,234
  1,180    Pediatric Services of America, Inc.(a)                                              16,508
  1,500    Pediatrix Medical Group, Inc.(a)                                                   115,230
  1,300    Penwest Pharmaceuticals Co.(a)                                                      22,789
  8,500    Peregrine Pharmaceuticals, Inc.(a)                                                   8,500
  5,000    Perrigo Co.                                                                         71,550
  3,400    Pharmaceutical Product Development, Inc.                                           195,534
    700    Pharmacopeia Drug Discovery, Inc.(a)                                                 2,506
  2,290    Pharmacyclics, Inc.(a)                                                              20,656
  1,800    Pharmion Corp.(a)                                                                   39,258
  1,140    Pharmos Corp.(a)                                                                     2,417
  1,423    PolyMedica Corp.                                                                    49,720
  2,300    Pozen, Inc.(a)                                                                      25,277
  3,100    Praecis Pharmaceuticals, Inc.(a)                                                     1,426
  2,500    Prestige Brands Holdings, Inc.(a)                                                   30,800
  2,200    Priority Healthcare Corp.(a)                                                        61,292
    500    Progenics Pharmaceuticals, Inc.(a)                                                  11,855
  5,500    Protein Design Labs, Inc.(a)                                                       154,000
    800    Proxymed, Inc.(a)                                                                    4,056
    125    Psychemedics Corp.                                                                   1,700
  1,666    Psychiatric Solutions, Inc.(a)                                                      90,347
  2,700    QMed, Inc.(a)                                                                       33,912
  1,900    Quidel Corp.(a)                                                                     17,974
  2,000    Radiation Therapy Services, Inc.(a)                                                 63,720
  1,100    Radiologix, Inc.(a)                                                                  4,026
  1,600    Regeneration Technologies, Inc.(a)                                                  13,072
  2,800    Regeneron Pharmaceuticals, Inc.(a)                                                  26,572
  1,900    RehabCare Group, Inc.(a)                                                            38,988
  4,450    Renal Care Group, Inc.(a)                                                          210,574

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  2,500    Renovis, Inc.(a)                                                              $     33,825
  1,200    Res-Care, Inc.(a)                                                                   18,468
  2,100    Resmed, Inc.(a)                                                                    167,265
  3,400    Respironics, Inc.(a)                                                               143,412
  1,300    Retractable Technologies, Inc.(a)                                                    5,954
  7,000    Rita Medical Systems, Inc.(a)                                                       24,920
  3,100    Salix Pharmaceuticals Ltd.(a)                                                       65,875
  1,300    Sangamo Biosciences, Inc.(a)                                                         5,707
  6,000    Santarus, Inc.(a)                                                                   37,260
  3,500    Savient Pharmaceuticals, Inc.(a)                                                    13,195
  5,700    Sciclone Pharmaceuticals, Inc.(a)                                                   32,148
  2,200    Seattle Genetics, Inc.(a)                                                           11,550
  6,055    Sepracor, Inc.(a)                                                                  357,184
  2,385    Serologicals Corp.(a)                                                               53,806
  2,000    Sierra Health Services, Inc.(a)                                                    137,740
  2,015    Sirna Therapeutics, Inc.(a)(f)                                                       8,866
  3,500    Sonic Innovations, Inc.(a)                                                          15,484
    800    SonoSite, Inc.(a)                                                                   23,744
  1,900    Sparta Surgical Corp.(a)                                                                 -
    900    Specialty Laboratories, Inc.(a)                                                     11,907
     16    Spectrum Pharmaceuticals, Inc.(a)                                                       79
   2400    Staar Surgical Co.(a)                                                               13,224
  4,600    Star Scientific, Inc.(a)(f)                                                         15,456
  3,400    Steris Corp.                                                                        80,886
  1,300    Sunrise Senior Living, Inc.(a)(f)                                                   86,762
  2,630    SuperGen, Inc.(a)                                                                   16,569
  1,600    SurModics, Inc.(a)                                                                  61,904
  2,300    Sybron Dental Specialties, Inc.(a)                                                  95,634
    100    Symbion, Inc.(a)                                                                     2,587
    900    Symmetry Medical, Inc.(a)                                                           21,330
  2,100    Synovis Life Technologies, Inc.(a)                                                  22,575
  8,500    SyntheMed, Inc.(a)                                                                   2,975
  3,800    Tanox, Inc.(a)                                                                      55,670
  8,500    Targeted Genetics Corp.(a)                                                           5,695
  2,500    Techne Corp.(a)                                                                    142,450
  4,130    Telik, Inc.(a)                                                                      67,567
  1,900    Theragenics Corp.(a)                                                                 5,605
  1,900    Theravance, Inc.(a)                                                                 39,976
  2,400    Third Wave Technologies, Inc.(a)                                                    11,880
  3,200    Thoratec Corp.(a)                                                                   56,832
  2,800    Titan Pharmaceuticals, Inc.(a)                                                       4,956
    900    Transgenomic, Inc.(a)                                                                  900
  4,346    Triad Hospitals, Inc.(a)                                                           196,743
  1,600    Trimeris, Inc.(a)                                                                   24,544
  1,600    TriPath Imaging, Inc.(a)                                                            11,296
    700    Tripos, Inc.(a)                                                                      2,940
    700    U.S. Physical Therapy, Inc.(a)                                                      12,712
  1,100    USANA Health Sciences, Inc.(a)                                                      52,470
  2,100    United Surgical Partners International, Inc.(a)                                     82,131
  1,500    United Therapeutics Corp.(a)                                                       104,700
  1,100    Universal Display Corp.(a)                                                          12,265
  3,300    Universal Health Services, Inc. Class B                                            157,179
  1,700    Urologix, Inc.(a)                                                                    7,208
  1,100    Utah Medical Products, Inc.                                                         26,851
  4,740    VCA Antech, Inc.(a)                                                                120,965
  5,200    Valeant Pharmaceuticals International                                              104,416
    193    Valentis, Inc.(a)                                                                      428
  7,720    Varian Medical Systems, Inc.(a)                                                    305,017
  2,300    Vasomedical, Inc.(a)                                                                 1,265
  2,000    Ventana Medical Systems(a)                                                          76,140
  4,462    Vertex Pharmaceuticals, Inc.(a)                                                     99,726
    500    ViaCell, Inc.(a)                                                                     2,900
  1,800    Viasys Healthcare, Inc.(a)                                                          44,982
  1,000    Vical, Inc.(a)                                                                       4,920
  3,300    Vion Pharmaceuticals, Inc.(a)                                                        7,128
  1,390    Viragen, Inc.(a)(f)                                                                    695
  3,700    Viropharma, Inc.(a)                                                                 76,960
  1,205    VistaCare, Inc. Class A(a)                                                          17,436
    700    Vital Signs, Inc.                                                                   32,263
  7,600    Vivus, Inc.(a)                                                                      27,284
  1,400    West Pharmaceutical Services, Inc.                                                  41,538
  1,400    Wright Medical Group, Inc.(a)                                                       34,552
 13,500    XOMA Ltd.(a)                                                                        23,760
  2,700    Zila, Inc.(a)                                                                        9,423
    555    Zoll Medical Corp.(a)                                                               14,569
  2,000    Zymogenetics, Inc.(a)                                                               33,000
                                                                                         ------------
                                                                                           24,234,950
                                                                                         ------------
   ELECTRONICS - 5.0%
  7,300    8x8, Inc.(a)(f)                                                                     14,600
     56    ACE*COMM Corp.(a)                                                                      149
  1,700    ADE Corp.(a)                                                                        38,216
  3,600    AMIS Holdings, Inc.(a)                                                              42,696
  3,100    APAC Customer Services, Inc.(a)                                                      2,759
  1,800    ATMI, Inc.(a)                                                                       55,800
  9,100    AVX Corp.                                                                          115,934
  1,200    AXT, Inc.(a)                                                                         1,728
  2,900    Actel Corp.(a)                                                                      41,934
  2,500    Acuity Brands, Inc.                                                                 74,175
  4,800    Acxiom Corp.                                                                        89,856
  1,900    Advanced Energy Industries, Inc.(a)                                                 20,444
    500    Advanced Power Technology, Inc.(a)                                                   4,325
  9,963    Agere Systems, Inc.(a)                                                             103,715
  2,200    Agilysys, Inc.                                                                      37,048
     20    Airnet Communications Corp.(a)                                                          26
  1,400    Alliance Fiber Optic Products, Inc.(a)                                               1,260
  5,000    Alliance Semiconductor Corp.(a)                                                     14,700
  2,262    Alliant Techsystems, Inc.(a)                                                       168,858
  8,400    Altair Nanotechnologies, Inc.(a)(f)                                                 22,344
  1,200    American Physicians Capital, Inc.(a)                                                58,956
  1,000    American Science & Engineering, Inc.(a)                                             65,590
    100    American Technical Ceramics Corp.(a)                                                 1,085
 10,310    Amkor Technology, Inc.(a)(f)                                                        45,158
    600    Ampex Corp.(a)                                                                      17,844
  5,005    Amphenol Corp. Class A                                                             201,902
    100    Amtech Systems, Inc.(a)                                                                575
  2,200    Anadigics, Inc.(a)                                                                   7,304
  1,200    Anaren, Inc.(a)                                                                     16,920
  2,200    Anixter International, Inc.                                                         88,726
  5,100    Arris Group, Inc.(a)                                                                60,486
  6,500    Arrow Electronics, Inc.(a)                                                         203,840

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  4,300    Asyst Technologies Inc.(a)                                                    $     20,038
  1,600    Atheros Communications Inc.(a)                                                      15,616
 26,800    Atmel Corp.(a)                                                                      55,208
  2,200    Audiovox Corp. Class A(a)                                                           30,756
  8,600    Avanex Corp.(a)(f)                                                                   8,342
  2,356    Avid Technology, Inc.(a)                                                            97,538
  6,864    Avnet, Inc.(a)                                                                     167,825
    900    Aware, Inc.(a)                                                                       5,013
  6,400    Axcelis Technologies, Inc.(a)                                                       33,408
  1,500    Axsys Technologies, Inc.(a)                                                         29,415
    900    BEI Technologies, Inc.                                                              31,491
    200    Badger Meter, Inc.                                                                   7,868
  2,800    Belden CDT, Inc.                                                                    54,404
  1,635    Bell Microproducts, Inc.(a)                                                         16,399
  2,500    Benchmark Electronics, Inc.(a)                                                      75,300
  2,880    Broadwing Corp.(a)                                                                  14,371
  2,796    Brooks Automation, Inc.(a)                                                          37,271
  5,300    Bruker BioSciences Corp.(a)                                                         23,214
  1,500    C&D Technologies, Inc.                                                              14,115
  2,800    C-COR, Inc.(a)                                                                      18,900
    764    CCC Information Services Group(a)                                                   19,963
 19,400    CMGI, Inc.(a)                                                                       32,398
  2,200    CTS Corp.                                                                           26,620
  1,400    Cabot Microelectronics Corp.(a)                                                     41,132
 15,600    Cadence Design Systems, Inc.(a)                                                    252,096
  2,600    CalAmp Corp.(a)                                                                     21,060
  4,000    California Micro Devices CP(a)                                                      30,880
  1,685    Caliper Life Sciences, Inc.(a)                                                      11,846
  1,100    Candela Corp.(a)                                                                    10,802
  6,800    Captaris, Inc.(a)                                                                   25,568
    500    Celeritek, Inc.                                                                        120
  2,400    Cepheid, Inc.(a)                                                                    17,736
  1,100    Ceva, Inc.(a)                                                                        5,698
    700    Champion Industries, Inc.                                                            2,940
  2,200    Checkpoint Systems, Inc.(a)                                                         52,184
  4,100    Cirrus Logic, Inc.(a)                                                               31,119
  2,400    Coherent, Inc.(a)                                                                   70,272
  1,300    Cohu, Inc.                                                                          30,745
  2,500    CommScope, Inc.(a)                                                                  43,350
  1,800    Comtech Telecommunications Corp.(a)                                                 74,646
 27,048    Conexant Systems, Inc.(a)                                                           48,416
  2,200    Cox Radio, Inc. Class A(a)                                                          33,440
  5,100    Credence Systems Corp.(a)                                                           40,698
  4,200    Cree, Inc.(a)(f)                                                                   105,084
  2,105    Cymer, Inc.(a)                                                                      65,929
  7,000    Cypress Semiconductor Corp.(a)                                                     105,350
  1,590    DDi Corp.(a)                                                                         1,272
  2,600    DSP Group, Inc.(a)                                                                  66,716
    300    DTS, Inc.(a)                                                                         5,052
  1,100    Daktronics, Inc.                                                                    26,378
    100    Dataram Corp.                                                                          674
  1,600    Diodes, Inc.(a)                                                                     58,016
  1,600    Dionex Corp.(a)                                                                     86,800
  6,000    Dolby Laboratories, Inc. Class A(a)                                                 96,000
    600    Ducommun, Inc.(a)                                                                   13,200
  1,400    Dynamics Research Corp.(a)                                                          22,540
  2,800    EFJ, Inc.(a)                                                                        28,812
    700    EMS Technologies, Inc.(a)                                                           11,459
  4,000    ESS Technology, Inc.(a)                                                             14,200
 13,400    Eagle Broadband, Inc.(a)                                                             2,278
  2,500    Electro Scientific Industries, Inc.(a)                                              55,900
  1,700    Electroglas, Inc.(a)                                                                 5,746
  3,700    Electronics for Imaging(a)                                                          84,878
    200    eMagin Corp.(a)                                                                        132
  1,900    Emcore Corp.(a)                                                                     11,628
  4,800    Emulex Corp.(a)                                                                     97,008
  1,000    EndWare Corp.(a)(f)                                                                 12,900
  4,500    Energizer Holdings, Inc.(a)                                                        255,150
  1,100    Energy Conversion Devices, Inc.(a)                                                  49,368
    600    EnerSys(a)                                                                           9,102
     25    Entrada Networks, Inc.(a)                                                                -
  3,900    Exar Corp.(a)                                                                       54,678
    300    Excel Technology, Inc.(a)                                                            7,707
  4,300    Exide Technologies(a)                                                               21,844
  2,000    FEI Co.(a)                                                                          38,500
  1,800    FSI International, Inc.(a)                                                           7,578
  5,600    Fairchild Semiconductor International, Inc.(a)                                      83,216
  1,600    Faro Technologies, Inc.(a)                                                          31,184
  4,200    Flir Systems, Inc.(a)                                                              124,236
  1,300    Formfactor, Inc.(a)                                                                 29,666
  2,900    FuelCell Energy, Inc.(a)(f)                                                         31,813
  2,400    GTC Biotherapeutics, Inc.(a)                                                         3,336
  2,300    General Cable Corp.(a)                                                              38,640
  3,100    Genesis Microchip, Inc.(a)                                                          68,045
  3,200    Getty Images, Inc.(a)                                                              275,328
    500    Glenayre Technologies, Inc.(a)                                                       1,795
    200    Glowpoint, Inc.(a)                                                                     210
  3,500    Harman International Industries, Inc.                                              357,945
  4,300    Harmonic, Inc.(a)                                                                   25,026
  6,990    Harris Corp.                                                                       292,182
  1,520    Harvard Bioscience, Inc.(a)                                                          4,636
  3,100    Hearst-Argyle Television, Inc.                                                      79,639
  1,775    Herley Industries, Inc.(a)                                                          33,068
    447    Hifn, Inc.(a)                                                                        2,481
    700    Hungarian Telephone & Cable(a)                                                      10,486
  1,495    Hutchinson Technology, Inc.(a)                                                      39,049
  1,900    IRIS International, Inc.(a)                                                         35,036
  1,900    IXYS Corp.(a)                                                                       20,064
  1,900    Illumina, Inc.(a)                                                                   24,339
  3,935    Innovex, Inc.(a)                                                                    16,724
  2,100    Integrated Silicon Solutions, Inc.(a)                                               17,640
  5,500    Interactive Data Corp.                                                             124,575
    100    Interlink Electronics, Inc.(a)                                                         538
  2,403    Intermagnetics General Corp.(a)                                                     67,140
  3,800    International Rectifier Corp.(a)                                                   171,304
  8,615    Intersil Corp. Class A                                                             187,635
  1,700    Itron, Inc.(a)                                                                      77,622
  2,600    Ixia(a)                                                                             38,246
    700    Keithley Instruments, Inc.                                                          10,220
  4,900    Kemet Corp.(a)                                                                      41,062
  2,300    Komag, Inc.(a)                                                                      73,508
  4,200    Kopin Corp.(a)                                                                      29,190

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  4,700    Kulicke & Soffa Industries, Inc.(a)                                           $     34,075
    100    LCC International, Inc. Class A(a)                                                     250
  7,800    Lam Research Corp.(a)                                                              237,666
  1,650    Laserscope(a)                                                                       46,497
  6,270    Lattice Semiconductor Corp.(a)                                                      26,836
    200    Leadis Technology, Inc.(a)                                                           1,370
    700    LeCroy Corp.(a)                                                                     10,395
    100    Lightpath Technologies, Inc. Class A(a)                                                265
  1,270    Littelfuse, Inc.(a)                                                                 35,725
  1,200    Lowrance Electronics, Inc.                                                          30,468
    100    M-Wave, Inc.(a)                                                                         97
 10,900    MEMC Electronic Materials, Inc.(a)                                                 248,411
  3,153    MKS Instruments, Inc.(a)                                                            54,326
  6,287    MRV Communications, Inc.(a)                                                         13,391
  2,000    MTS Systems Corp.                                                                   75,540
  3,560    Macromedia, Inc.(a)                                                                144,785
  1,800    Mattson Technology, Inc.(a)                                                         13,518
    900    Maxwell Technologies, Inc.(a)                                                       12,708
  1,400    Mercury Computer Systems, Inc.(a)                                                   36,750
    500    Mestek, Inc.(a)                                                                      6,180
  2,100    Methode Electronics, Inc.                                                           24,192
  3,600    Microsemi Corp.(a)                                                                  91,944
  1,700    Mobility Electronics, Inc.(a)                                                       18,122
  2,155    Monolithic System Technology, Inc.(a)                                               11,788
    500    Multi-Fineline Electronix, Inc.(a)                                                  14,635
    800    NU Horizons Electronics Corp.(a)                                                     5,792
  1,825    Nanogen, Inc.(a)                                                                     5,858
  2,000    Nanometrics, Inc.(a)                                                                23,400
  3,000    Nanophase Technologies Corp.(a)                                                     17,400
    320    Neomagic Corp.                                                                       1,376
  1,000    Neoware Systems, Inc.(a)                                                            16,740
  2,700    Netgear, Inc.(a)                                                                    64,962
  2,400    Newport Corp.(a)                                                                    33,432
  1,000    Novoste Corp.(a)                                                                       620
 14,950    ON Semiconductor Corp.(a)                                                           77,292
    700    OSI Systems, Inc.(a)                                                                11,060
  4,500    Omnivision Technologies, Inc.(a)(f)                                                 56,790
  7,700    Oplink Communications, Inc.(a)                                                      11,704
    400    Optical Communication Products, Inc.(a)                                                752
    200    PDF Solutions, Inc.(a)                                                               3,320
  1,500    PLX Technology, Inc.(a)                                                             12,510
  1,800    Palomar Medical Technologies, Inc.(a)                                               47,214
  1,150    Park Electrochemical Corp.                                                          30,648
    800    Parkervision, Inc.(a)                                                                5,032
  1,100    Parlex Corp.(a)                                                                      7,326
  4,300    Paxson Communications Corp.(a)                                                       1,935
  2,700    Pemstar, Inc.(a)                                                                     2,943
  1,500    Pericom Semiconductor Corp.(a)                                                      13,260
  1,600    Photon Dynamics, Inc.(a)                                                            30,640
  2,700    Pixelworks, Inc.(a)                                                                 17,793
    900    Planar Systems, Inc.(a)                                                              7,398
  2,600    Plantronics, Inc.                                                                   80,106
  2,300    Plexus Corp.(a)                                                                     39,307
  2,300    Portalplayer, Inc.(a)                                                               63,089
    600    Powell Industries, Inc.(a)                                                          13,134
  1,800    Power Integrations, Inc.(a)                                                         39,150
  2,200    Power-One, Inc.(a)                                                                  12,188
  4,400    Powerwave Technologies, Inc.(a)                                                     57,156
    300    Preformed Line Products Co.                                                         14,160
  6,100    Quantum Corp.(a)                                                                    18,849
    200    QuickLogic Corp.(a)                                                                    704
 10,835    RF Micro Devices, Inc.(a)                                                           61,218
    900    Radisys Corp.(a)                                                                    17,460
  6,000    Rambus, Inc.(a)                                                                     72,600
    900    Raven Industries, Inc.                                                              26,325
    700    Rex Stores Corp.(a)                                                                  9,590
    800    Richardson Electronics Ltd.                                                          6,048
    900    Rofin-Sinar Technologies, Inc.(a)                                                   34,191
  1,000    Rudolph Technologies, Inc.(a)                                                       13,470
  5,900    SAFLINK Corp.(a)                                                                     6,844
  2,300    SBS Technologies, Inc.(a)                                                           22,149
    800    SCM Microsystems, Inc.(a)                                                            2,168
  1,200    Sagemark Cos. Ltd.(a)                                                                1,452
  7,935    ScanSoft, Inc.(a)                                                                   42,294
 26,700    Seagate Technology                                                                 423,195
  1,100    Semitool, Inc.(a)                                                                    8,745
  4,200    Semtech Corp.(a)                                                                    69,174
  1,300    Sigmatel, Inc.(a)                                                                   26,312
  1,200    Sigmatron International, Inc.(a)                                                    10,896
  4,400    Silicon Image, Inc.(a)                                                              39,116
  3,000    Silicon Laboratories, Inc.(a)                                                       91,170
  5,800    Silicon Storage Technology, Inc.(a)                                                 31,204
  2,800    SimpleTech, Inc.(a)                                                                 13,860
  3,300    Sirenza Microdevices, Inc.(a)                                                       10,725
  1,700    Sirf Technology Holdings, Inc.(a)                                                   51,221
  9,100    Skyworks Solutions, Inc.(a)                                                         63,882
  2,500    Somera Communications, Inc.(a)                                                       2,500
  1,200    Spectralink Corp.                                                                   15,300
  2,900    Spectrum Brands, Inc.(a)                                                            68,295
  3,100    Staktek Holdings, Inc.(a)                                                           11,222
  1,400    Standard Microsystems Corp.(a)                                                      41,874
  5,600    Stratex Networks, Inc.(a)                                                           14,560
    200    Suntron Corp.(a)                                                                       260
  4,320    Superconductor Technologies(a)                                                       2,592
    100    Supertex, Inc.(a)                                                                    2,999
  4,376    Symmetricom, Inc.(a)                                                                33,870
  2,300    Synaptics, Inc.(a)                                                                  43,240
  1,900    TTM Technologies, Inc.(a)                                                           13,585
  4,730    Taser International, Inc.(a)(f)                                                     29,090
  1,900    Technitrol, Inc.                                                                    29,108
 10,100    Tegal Corp.(a)                                                                       6,666
  3,700    Tekelec(a)                                                                          77,515
  4,400    Terayon Corp.(a)                                                                    17,160
  1,800    Tessera Technologies, Inc.(a)                                                       53,838
  5,500    Therma-Wave, Inc.(a)                                                                 9,845
  4,365    Thomas & Betts Corp.(a)                                                            150,200
  1,300    Three-Five Systems, Inc.(a)                                                            195
    800    Tollgrade Communications, Inc.(a)                                                    6,768
 11,200    Transmeta Corp.(a)                                                                  15,904
  3,600    Transwitch Corp.(a)                                                                  6,192

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  3,000    Tripath Technology, Inc.(a)(f)                                                $      1,980
  7,745    Triquint Semiconductor, Inc.(a)                                                     27,262
    200    Tvia, Inc.(a)                                                                          440
  1,500    Tweeter Home Entertainment Group, Inc.(a)                                            4,935
    800    Ultralife Batteries, Inc.(a)                                                        10,336
  2,400    Ultratech, Inc.(a)                                                                  37,416
  1,400    United Industrial Corp.                                                             50,050
    600    Unitil Corp.                                                                        16,860
  4,000    Valence Technology, Inc.(a)(f)                                                      10,760
  2,050    Varian, Inc.(a)                                                                     70,356
  2,200    Varian Semiconductor Equipment Associates, Inc.(a)                                  93,214
  1,400    Viasat, Inc.(a)                                                                     35,910
  2,200    Vicor Corp.                                                                         33,330
  1,300    Virage Logic Corp.(a)                                                               10,075
  9,961    Vishay Intertechnology, Inc.(a)                                                    119,034
 12,800    Vitesse Semiconductor Corp.(a)                                                      24,064
    200    Volterra Semiconductor Corp.(a)                                                      2,454
     66    Vyyo, Inc.(a)                                                                          254
  3,600    WJ Communications, Inc.(a)                                                           4,428
      4    Wave Wireless Corp.(a)                                                                   1
 13,000    Western Digital Corp.(a)                                                           168,090
     75    YDI Wireless, Inc.(a)                                                                  202
  4,117    Zebra Technologies Corp. Class A(a)                                                160,934
  7,424    Zhone Technologies, Inc.(a)                                                         19,228
  3,361    Zoran Corp.(a)                                                                      48,062
                                                                                         ------------
                                                                                           11,980,613
                                                                                         ------------
   ENERGY & RAW MATERIALS - 3.5%
  1,000    APCO Argentina, Inc.                                                                47,500
  3,000    Alliance Resource Partners LP                                                      137,820
  3,200    Alpha Natural Resources, Inc.(a)                                                    96,128
  3,500    Arch Coal, Inc.                                                                    236,250
  1,400    Atwood Oceanics, Inc.(a)                                                           117,894
    200    Barnwell Industries, Inc.                                                           12,796
  1,000    Berry Petroleum Co. Class A                                                         66,690
  2,500    Brigham Exploration Co.(a)                                                          32,125
  1,500    Buckeye Partners LP                                                                 71,475
  1,350    CARBO Ceramics, Inc.                                                                89,087
  3,720    Cabot Oil & Gas Corp. Class A                                                      187,897
  5,600    Canyon Resources Corp.(a)                                                            3,976
  3,116    Cimarex Energy Co.(a)                                                              141,248
  1,700    Compass Minerals International, Inc.                                                39,100
  2,700    Cooper Cameron Corp.(a)                                                            199,611
    700    Crosstex Energy, Inc.                                                               44,772
  1,500    Dawson Geophysical Co.(a)                                                           45,375
  3,200    Denbury Resources, Inc.(a)                                                         161,408
    700    Dril-Quip, Inc.(a)                                                                  33,600
  8,120    ENSCO International, Inc.                                                          378,311
    600    Earle M Jorgensen Co.(a)                                                             5,718
 21,505    Enterprise Products Partners LP                                                    541,496
  1,000    The Exploration Co. of Delaware, Inc.(a)                                             7,200
  3,300    FMC Technologies, Inc.(a)                                                          138,963
  3,400    Forest Oil Corp.(a)                                                                177,140
  2,200    Foundation Coal Holdings, Inc.                                                      84,590
  2,400    Goodrich Petroleum Corp.(a)                                                         56,328
  6,100    Grant Prideco, Inc.(a)                                                             247,965
 10,600    Grey Wolf, Inc.(a)                                                                  89,358
  2,849    Hanover Compressor Co.(a)                                                           39,487
  3,100    Headwaters, Inc.(a)                                                                115,940
  2,900    Helmerich & Payne, Inc.                                                            175,131
    200    Holly Energy Partners LP                                                             8,750
  1,800    Hydril Co.(a)                                                                      123,552
  1,900    Inergy LP                                                                           53,580
  1,200    Inergy Holdings LP                                                                  40,140
  1,600    James River Coal Co.(a)                                                             80,752
  4,600    Joy Global, Inc.                                                                   232,116
      9    Kestrel Energy, Inc.(a)                                                                 10
  1,500    Kirby Corp.(a)                                                                      74,145
  1,100    Lufkin Industries, Inc.                                                             47,905
    600    MAXXAM, Inc.(a)                                                                     20,160
  4,700    Massey Energy Co.                                                                  240,029
  5,200    McDermott International, Inc.(a)                                                   190,372
  3,000    NL Industries, Inc.                                                                 56,370
    300    Natural Resource Partners LP                                                        18,714
  5,000    Newpark Resources(a)                                                                42,100
 10,380    Noble Energy, Inc.                                                                 486,822
  1,800    Offshore Logistics, Inc.(a)                                                         66,600
  1,700    Oil States International, Inc.(a)                                                   61,727
  1,800    Parallel Petroleum Corp.(a)                                                         25,200
  9,000    Parker Drilling Co.(a)                                                              83,430
  6,890    Peabody Energy Corp.                                                               581,172
    800    Penn Virginia Corp.                                                                 46,168
    200    Penn Virginia Resource Partners LP                                                  10,694
  1,780    Petroleum Development Corp.(a)                                                      68,245
  4,400    Pioneer Drilling Co.(a)                                                             85,888
  3,100    Plains All American Pipeline LP                                                    132,153
  5,700    Prolong International Corp.(a)                                                         570
  3,112    Quantum Fuel Systems Technologies Worldwide, Inc.(a)(f)                             12,760
    100    RGC Resources, Inc.                                                                  2,611
  5,000    Range Resources Corp.                                                              193,050
  1,477    SEACOR Holdings, Inc.(a)                                                           107,201
 11,000    Smith International, Inc.                                                          366,410
      7    Solexa, Inc.(a)                                                                         41
  4,300    Southwestern Energy Co.(a)                                                         315,620
  1,900    Swift Energy Co.(a)                                                                 86,925
  1,900    TC PipeLines LP                                                                     66,500
  2,955    Tidewater, Inc.                                                                    143,820
  4,200    USEC, Inc.                                                                          46,872
  2,700    Unit Corp.(a)                                                                      149,256
  2,500    W-H Energy Services, Inc.(a)                                                        81,050
  4,000    Western Gas Resources, Inc.                                                        204,920
    500    Westmoreland Coal Co.(a)                                                            13,830
  1,200    World Fuel Services Corp.                                                           38,940
  1,300    Xanser Corp.(a)                                                                      4,030
                                                                                         ------------
                                                                                            8,533,579
                                                                                         ------------
   ENERGY & UTILITIES - 3.1%
  4,400    AGL Resources, Inc.                                                                163,284
  1,100    ATG, Inc.(a)                                                                             -
  3,500    Active Power, Inc.(a)                                                               14,455

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  1,100    Allete, Inc.                                                                  $     50,391
  6,400    Alliant Energy Corp.                                                               186,432
    950    American States Water Co.                                                           31,787
  5,413    Aqua America, Inc.                                                                 205,802
  7,810    Aquila, Inc.(a)                                                                     30,928
    150    Artesian Resources Corp. Class A                                                     4,512
  4,600    Atmos Energy Corp.                                                                 129,950
    200    Atrion Corp.                                                                        13,000
  2,900    Avista Corp.                                                                        56,260
    200    BIW Ltd.                                                                             3,940
  7,730    Beacon Power Corp.(a)(f)                                                            22,494
  1,800    Black Hills Corp.                                                                   78,066
    900    CH Energy Group, Inc.                                                               42,732
    900    California Water Service Group                                                      37,080
    800    Cascade Natural Gas Corp.                                                           17,416
  2,766    Catalytica Energy Systems, Inc.(a)                                                   3,872
    700    Central Vermont Public Service Corp.                                                12,250
  1,300    Chesapeake Utilities Corp.                                                          45,695
  2,900    Cleco Corp.                                                                         68,382
    400    Connecticut Water Service, Inc.                                                      9,888
  8,335    DPL, Inc.                                                                          231,713
    100    Delta Natural Gas Co., Inc.                                                          2,666
  4,300    Duquesne Light Holdings, Inc.                                                       74,003
  3,900    El Paso Electric Co.(a)                                                             81,315
  2,700    The Empire District Electric Co.                                                    61,749
  4,800    Energen Corp.                                                                      207,648
  8,400    Energy East Corp.                                                                  211,596
    200    Energy West, Inc.                                                                    2,302
    450    EnergySouth, Inc.                                                                   12,416
  7,580    Equitable Resources, Inc.                                                          296,075
    199    Florida Public Utilities Co.                                                         3,160
  4,900    Great Plains Energy, Inc.                                                          146,559
  1,000    Green Mountain Power Corp.                                                          32,930
  4,720    Hawaiian Electric Industries                                                       131,594
  2,300    IDACORP, Inc.                                                                       69,299
  2,100    KFX, Inc.(a)                                                                        35,952
  1,200    The Laclede Group, Inc.                                                             38,988
  5,750    MDU Resources Group, Inc.                                                          204,988
    400    MGE Energy, Inc.                                                                    14,604
    666    Middlesex Water Co.                                                                 14,952
  5,430    NRG Energy, Inc.(a)                                                                231,318
  6,100    NSTAR                                                                              176,412
  4,650    National Fuel Gas Co.                                                              159,030
  2,140    New Jersey Resources Corp.                                                          98,397
  8,200    Northeast Utilities                                                                163,590
  1,600    Northwest Natural Gas Co.                                                           59,552
  5,000    OGE Energy Corp.                                                                   140,500
  5,790    Oneok, Inc.                                                                        196,976
    100    Ormat Technologies, Inc.                                                             2,213
  1,200    Otter Tail Corp.                                                                    37,128
  3,400    PNM Resources, Inc.                                                                 97,478
    177    Pennichuck Corp.                                                                     3,777
 10,573    Pepco Holdings, Inc.                                                               246,034
  4,600    Piedmont Natural Gas Co.                                                           115,782
  5,700    Puget Energy, Inc.                                                                 133,836
  4,800    Questar Corp.                                                                      422,976
 15,900    Reliant Energy, Inc.(a)                                                            245,496
  6,400    SCANA Corp.                                                                        270,336
  5,800    SEMCO Energy, Inc.(a)                                                               38,222
    300    SJW Corp.                                                                           14,484
  6,600    Sierra Pacific Resources(a)                                                         98,010
  1,600    South Jersey Industries, Inc.                                                       46,624
  6,554    Southern Union Co.(a)                                                              168,897
  1,800    Southwest Gas Corp.                                                                 49,302
  1,497    Southwest Water Co.                                                                 21,707
    600    Streicher Mobile Fueling, Inc.(a)                                                    2,166
  6,360    UGI Corp.                                                                          179,034
  1,100    UIL Holdings Corp.                                                                  57,541
  2,000    Unisource Energy Corp.                                                              66,480
  4,200    Vectren Corp.                                                                      119,070
  2,840    Veritas DGC, Inc.(a)                                                               104,001
  2,700    WGL Holdings, Inc.                                                                  86,751
  2,100    WPS Resources Corp.                                                                121,380
  5,225    Westar Energy, Inc.                                                                126,079
  7,380    Wisconsin Energy Corp.                                                             294,610
                                                                                         ------------
                                                                                            7,498,314
                                                                                         ------------
   FINANCE - 0.0%
    300    Frontline Capital Group(a)                                                               -
                                                                                         ------------
   FOOD & AGRICULTURE - 3.2%
  6,900    7-Eleven, Inc.(a)                                                                  245,709
    400    Alico, Inc.                                                                         20,520
  1,100    American Italian Pasta Co. Class A                                                  11,726
    300    The Andersons, Inc.                                                                  8,784
    500    Bridgford Foods Corp.(a)                                                             3,410
  6,600    Bunge Ltd.                                                                         347,292
    200    Cagle's, Inc. Class A(a)                                                             2,078
  1,802    Chiquita Brands International, Inc.                                                 50,366
    400    Coca-Cola Bottling Co. Consolidated                                                 19,576
  4,400    Corn Products International, Inc.                                                   88,748
  1,200    Cuisine Solutions, Inc.(a)                                                           8,940
    500    Dairy Mart Convenience Stores(a)                                                         -
    700    Darling International, Inc.(a)                                                       2,471
  8,561    Dean Foods Co.(a)                                                                  332,680
 12,800    Del Monte Foods Co.(a)                                                             137,344
  2,280    Delta & Pine Land Co.                                                               60,215
  5,700    Dreyer's Grand Ice Cream Holdings, Inc.                                            467,913
  2,700    Eden Bioscience Corp.(a)                                                             2,133
    400    Embrex, Inc.(a)                                                                      4,532
    300    Farmer Bros. Co.                                                                     6,057
    100    Fisher Communications, Inc.(a)                                                       4,656
  4,012    Flowers Foods, Inc.                                                                109,447
    900    Fresh Brands, Inc.(a)                                                                6,480
  4,500    Fresh Del Monte Produce, Inc.                                                      122,490
    600    Gehl Co.(a)                                                                         16,722
    200    Glacier Water Services, Inc.(a)                                                      3,950
  1,700    Gold Kist, Inc.(a)                                                                  33,235
    600    Golden Enterprises, Inc.                                                             2,700
    400    Green Mountain Coffee Roasters, Inc.(a)                                             13,912
  1,000    Griffin Land & Nurseries, Inc.(a)                                                   24,500

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  2,200    Hain Celestial Group, Inc.(a)                                                 $     42,680
  4,100    Hines Horticulture, Inc.(a)                                                         15,047
  7,990    Hormel Foods Corp.                                                                 263,590
     12    Imperial Sugar Co. New Shares                                                          163
  1,800    Ingles Markets, Inc. Class A                                                        28,440
  2,165    Ionatron, Inc.(a)(f)                                                                21,823
    500    J&J Snack Foods Corp.                                                               28,900
  3,319    The J.M. Smucker Co.                                                               161,104
    600    John B. Sanfilippo & Son, Inc.(a)                                                   10,500
101,680    Kraft Foods, Inc.                                                                3,110,345
  1,700    Lance, Inc.                                                                         29,682
  1,700    Lifeway Foods, Inc.(a)                                                              21,131
  1,600    MGP Ingredients, Inc.                                                               17,920
    700    Marsh Supermarkets, Inc. Class B                                                     8,302
    400    Maui Land & Pineapple Co., Inc.(a)                                                  12,012
    700    Monterey Gourmet Foods, Inc.(a)                                                      2,807
  1,520    Nash Finch Co.                                                                      64,129
    875    Neogen Corp.(a)                                                                     15,750
  2,500    NitroMed, Inc.(a)(f)                                                                45,000
  1,200    The Pantry, Inc.(a)                                                                 44,844
  1,000    Peet's Coffee & Tea, Inc.(a)                                                        30,620
  8,227    PepsiAmericas, Inc.                                                                187,000
  2,700    Performance Food Group Co.(a)                                                       85,212
  4,100    Pilgrim's Pride Corp.                                                              149,240
  1,900    Premium Standard Farms, Inc.                                                        28,158
  1,200    Provena Foods, Inc.(a)                                                               1,212
  1,732    Ralcorp Holdings, Inc.                                                              72,605
  1,424    Rocky Mountain Chocolate Factory, Inc.                                              20,790
  1,150    Sanderson Farms, Inc.                                                               42,734
  1,900    The Scotts Miracle-Gro Co.                                                         167,067
    100    Seaboard Corp.                                                                     137,300
    200    Seneca Foods Corp.(a)                                                                3,560
  1,700    Smart & Final, Inc.(a)                                                              21,998
  7,100    Smithfield Foods, Inc.(a)                                                          210,728
    800    Spartan Stores, Inc.(a)                                                              8,240
  2,200    Spectrum Organic Products, Inc.(a)                                                   1,441
    400    Tasty Baking Co.                                                                     3,472
    400    Tejon Ranch Co.(a)                                                                  18,800
  4,600    Terra Industries, Inc.(a)                                                           30,590
  3,088    Tootsie Roll Industries, Inc.                                                       98,044
  1,712    TreeHouse Foods, Inc.(a)                                                            46,019
  3,200    United Natural Foods, Inc.(a)                                                      113,152
  3,200    Wild Oats Markets, Inc.(a)                                                          41,152
    800    Willamette Valley Vineyards(a)                                                       3,960
    500    Zanett, Inc.(a)                                                                      1,580
    800    Zapata Corp.(a)                                                                      5,720
                                                                                         ------------
                                                                                            7,633,149
                                                                                         ------------
   GOLD - 0.1%
  5,900    Glamis Gold Ltd.(a)                                                                130,390
 13,100    Hanover Gold Co., Inc.(a)                                                            1,048
  5,580    Meridian Gold, Inc.(a)                                                             122,258
  2,535    Royal Gold, Inc.                                                                    68,115
 12,700    U.S. Gold Corp.(a)                                                                  26,543
                                                                                         ------------
                                                                                              348,354
                                                                                         ------------
   INSURANCE - 3.9%
  5,000    21st Century Insurance Group                                                        79,750
    300    Affirmative Insurance Holdings, Inc.                                                 4,368
  3,900    Alfa Corp.                                                                          65,052
    532    Alleghany Corp.(a)                                                                 162,792
  3,500    Allmerica Financial Corp.(a)                                                       143,990
  4,200    American Equity Investment Life Holding Co.                                         47,670
  4,200    American Financial Group, Inc.                                                     142,506
  1,700    American National Insurance Co.                                                    202,504
  2,800    AmerUs Group Co.                                                                   160,636
  1,305    Arch Capital Group Ltd.(a)                                                          64,715
  1,700    Argonaut Group, Inc.(a)                                                             45,917
  5,000    Arthur J. Gallagher & Co.                                                          144,050
  7,805    Assurant, Inc.                                                                     297,058
    700    Atlantic American Corp.(a)                                                           2,058
    850    Baldwin & Lyons, Inc. Class B                                                       21,276
  1,780    Bristol West Holdings, Inc.                                                         32,485
  3,400    Brown & Brown, Inc.                                                                168,946
 15,329    CNA Financial Corp.(a)                                                             457,877
    800    CNA Surety Corp.(a)                                                                 11,376
  1,100    Clark, Inc.                                                                         18,513
  2,000    Commerce Group, Inc.                                                               116,040
  8,100    Conseco, Inc.(a)                                                                   170,991
  3,000    Crawford & Co. Class B                                                              23,490
  1,900    Delphi Financial Group Class A                                                      88,920
  2,688    Donegal Group, Inc. Class B                                                         47,040
    500    EMC Insurance Group, Inc.                                                            9,025
  3,600    Erie Indemnity Co. Class A                                                         189,900
    800    FBL Financial Group, Inc. Class A                                                   23,960
    400    FMS Financial Corp.                                                                  7,000
    600    FPIC Insurance Group, Inc.(a)                                                       21,594
  9,342    Fidelity National Financial, Inc.                                                  415,906
  4,435    First American Corp.                                                               202,546
    400    First United Corp.                                                                   7,960
  4,500    Fremont General Corp.                                                               98,235
 27,000    Genworth Financial, Inc. Class A                                                   870,480
  2,910    Great American Financial Resources, Inc.                                            58,200
  5,850    HCC Insurance Holdings, Inc.                                                       166,901
  1,800    Harleysville Group, Inc.                                                            43,200
  1,900    Hilb Rogal & Hobbs Co.                                                              70,908
  2,400    Horace Mann Educators Corp.                                                         47,472
    720    Independence Holding Co.                                                            13,104
  1,200    Infinity Property & Casualty Corp.                                                  42,108
    400    Kansas City Life Insurance Co.                                                      20,400
  1,200    LandAmerica Financial Group, Inc.                                                   77,580
  1,200    Liberty Corp.                                                                       56,268
    600    Markel Corp.(a)                                                                    198,300
    400    Meadowbrook Insurance Group, Inc.(a)                                                 2,240
    100    Merchants Group, Inc.                                                                2,650
  3,000    Mercury General Corp.                                                              179,970
    600    NYMAGIC, Inc.                                                                       14,598
  1,000    National Medical Health Card Systems, Inc.(a)                                       27,640
  3,400    Nationwide Financial Services, Inc. Class A                                        136,170
    700    Navigators Group, Inc.(a)                                                           26,124
  3,800    Odyssey Re Holdings Corp.(f)                                                        97,052

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  4,600    Ohio Casualty Corp.                                                           $    124,752
 10,650    Old Republic International Corp.                                                   284,036
  2,895    PMA Capital Corp. Class A(a)                                                        25,418
  4,700    The PMI Group, Inc.                                                                187,389
    250    Penn Treaty American Corp.(a)                                                        2,258
  1,700    Philadelphia Consolidated Holding Co.(a)                                           144,330
  5,500    The Phoenix Cos., Inc.                                                              67,100
    700    Pico Holdings, Inc.(a)                                                              24,598
  1,700    Presidential Life Corp.                                                             30,600
  2,300    ProAssurance Corp.(a)                                                              107,341
  4,000    Protective Life Corp.                                                              164,720
  1,000    RLI Corp.                                                                           46,260
    200    RTW, Inc.(a)                                                                         2,280
  5,344    Radian Group, Inc.                                                                 283,766
  3,300    Reinsurance Group of America, Inc.                                                 147,510
    400    SCPIE Holdings, Inc.(a)                                                              5,720
  1,300    Safety Insurance Group, Inc.                                                        46,267
  2,200    Selective Insurance Group                                                          107,580
  1,600    Stancorp Financial Group, Inc.                                                     134,720
  1,625    State Auto Financial Corp.                                                          51,415
  1,562    Sterling Financial Corp.                                                            31,474
    900    Stewart Information Services Corp.                                                  46,080
  3,931    Transatlantic Holdings, Inc.                                                       224,067
    900    Triad Guaranty, Inc.(a)                                                             35,298
  3,700    UICI                                                                               133,200
  1,200    USI Holdings Corp.(a)                                                               15,588
    300    Unico American Corp.(a)                                                              2,751
  1,200    United Fire & Casualty Co.                                                          54,132
  3,900    Unitrin, Inc.                                                                      185,094
  3,300    Universal American Financial Corp.(a)                                               75,042
  2,100    Vesta Insurance Group, Inc.                                                          4,263
  7,927    W.R. Berkley Corp.                                                                 312,958
  1,500    WellCare Health Plans, Inc.(a)                                                      55,575
  4,500    WellChoice, Inc.(a)                                                                341,550
  1,100    Zenith National Insurance Corp.                                                     68,959
                                                                                         ------------
                                                                                            9,421,602
                                                                                         ------------
   INTERNATIONAL OIL - 0.3%
  1,500    ATP Oil & Gas Corp.(a)(f)                                                           49,260
 13,289    GlobalSantaFe Corp.                                                                606,244
                                                                                         ------------
                                                                                              655,504
                                                                                         ------------
   LIQUOR - 0.0%
    600    Boston Beer Co., Inc. Class A(a)                                                    15,000
  1,475    Central European Distribution Corp.(a)                                              62,820
  2,200    National Beverage Corp.(a)                                                          17,072
    100    Pyramid Breweries, Inc.                                                                225
                                                                                         ------------
                                                                                               95,117
                                                                                         ------------
   MATERIAL & SERVICES - 0.0%
      3    Polymer Group, Inc. Class B(a)                                                          69
                                                                                         ------------
   MEDIA - 3.3%
  1,000    Acme Communications, Inc.(a)                                                         3,890
    650    America's Car Mart, Inc.(a)                                                         11,661
  1,400    Banta Corp.                                                                         71,246
    400    Beasley Broadcasting Group, Inc. Class A(a)                                          5,620
  6,680    Belo Corp. Class A                                                                 152,705
  8,100    Blockbuster, Inc. Class A                                                           38,475
  8,600    CNET Networks, Inc.(a)                                                             116,702
     50    CTN Media Group, Inc.(a)                                                                 -
 16,300    Cablevision Systems Corp. Class A(a)                                               499,921
    600    Cadmus Communications Corp.                                                         12,600
  1,600    Carmike Cinemas, Inc.                                                               36,704
 31,700    Charter Communications, Inc. Class A(a)(f)                                          47,550
  6,500    Citadel Broadcasting Corp.                                                          89,245
    500    Consolidated Graphics, Inc.(a)                                                      21,525
     29    Cross Media Marketing Corp.(a)                                                           -
  6,400    Crown Media Holdings, Inc. Class A(a)                                               70,080
  3,365    Cumulus Media, Inc. Class A(a)                                                      42,029
 83,545    The DIRECTV Group, Inc.(a)                                                       1,251,504
    100    Daily Journal Corp.(a)                                                               4,100
  7,700    Dex Media, Inc.                                                                    213,983
 17,634    Discovery Holding Co.(a)                                                           254,635
  5,100    DreamWorks Animation SKG, Inc. Class A(a)                                          141,066
  9,740    EW Scripps Co. Class A                                                             486,708
 12,865    EchoStar Communications Corp. Class A                                              380,418
  4,200    Emmis Communications Corp. Class A(a)                                               92,778
  2,700    Entercom Communications Corp.(a)                                                    85,293
  3,900    Entravision Communications Corp. Class A(a)                                         30,693
  7,580    Gartner, Inc. Class A(a)                                                            88,610
  2,220    Gaylord Entertainment Co.(a)                                                       105,783
  1,200    Gray Television, Inc.                                                               12,708
  4,980    Hollinger International, Inc. Class A                                               48,804
     80    iBEAM Broadcasting Corp.(a)                                                              -
  8,000    Insight Communications Company, Inc. Class A(a)                                     93,040
     20    Intraware, Inc.(a)                                                                      74
  3,700    John Wiley & Sons, Inc. Class A                                                    154,438
  4,900    Journal Communications, Inc. Class A                                                73,010
  1,300    Journal Register Co.                                                                21,034
  2,600    Lee Enterprises, Inc.                                                              110,448
 14,596    Liberty Global, Inc.(a)                                                            395,260
  4,496    Liberty Global, Inc. Series C(a)                                                   115,772
    400    Lifeline Systems, Inc.(a)                                                           13,372
  3,000    Lin TV Corp. Class A(a)                                                             41,850
    100    Lynch Interactive Corp.(a)                                                           2,564
  3,600    Martha Stewart Living Omnimedia, Inc. Class A(a)(f)                                 90,072
  2,900    McClatchy Co. Class A                                                              189,167
  1,300    Media General, Inc. Class A                                                         75,413
  6,300    Mediacom Communications Corp. Class A(a)                                            46,494
  1,600    Navarre Corp.(a)(f)                                                                  9,264
  1,400    Network Equipment Technologies, Inc.(a)                                              6,454
  3,600    NeuStar, Inc. Class A(a)                                                           115,164
  2,500    Nexstar Broadcasting Group, Inc. Class A(a)                                         14,250
  3,100    Palatin Technologies, Inc.(a)                                                        7,130
  5,900    PanAmSat Holding Corp.                                                             142,780
  1,700    Penton Media, Inc.(a)                                                                  833

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  1,500    Playboy Enterprises, Inc. Class B(a)                                          $     21,150
 15,334    Primedia, Inc.(a)                                                                   62,716
  5,000    Radio One, Inc. Class A(a)                                                          65,775
  3,300    Raindance Communications, Inc.(a)                                                    7,656
  5,600    The Reader's Digest Association, Inc. Class A                                       89,432
  9,100    Regal Entertainment Group Series A                                                 182,364
  1,900    Regent Communications, Inc.(a)                                                       9,994
  1,500    Rewards Network, Inc.(a)                                                            10,245
    425    Saga Communications, Inc. Class A(a)                                                 5,653
  1,000    Salem Communications Corp. Class A(a)                                               18,440
  2,210    Scholastic Corp.(a)                                                                 81,682
  5,200    Sinclair Broadcast Group, Inc. Class A                                              46,124
  3,230    Source Interlink Cos., Inc.(a)                                                      35,724
  4,000    Spanish Broadcasting System Class A(a)                                              28,720
  1,550    The Sportsman's Guide, Inc.(a)                                                      42,315
    800    Thomas Nelson, Inc.                                                                 15,008
  7,065    TiVo, Inc.(a)(f)                                                                    38,787
    500    United Capital Corp.(a)                                                             11,730
  9,900    UniverCell Holdings, Inc.(a)                                                            95
  2,900    Valassis Communications, Inc.(a)                                                   113,042
  2,200    ValueVision Media, Inc. Class A(a)                                                  24,970
  2,100    WPT Enterprises, Inc.(a)                                                            18,522
    525    Washington Post Class B                                                            421,313
  6,200    Westwood One, Inc.                                                                 123,318
 11,875    XM Satellite Radio Holdings, Inc. Class A(a)                                       426,431
  2,400    Young Broadcasting, Inc. Class A(a)                                                  8,376
                                                                                         ------------
                                                                                            8,044,501
                                                                                         ------------
   MISCELLANEOUS - 0.1%
    400    ABX Air, Inc.(a)                                                                     3,280
  2,300    Coinstar, Inc.(a)                                                                   42,573
  3,600    Deluxe Corp.                                                                       144,576
  1,400    Gerber Scientific, Inc.(a)                                                          10,976
  1,500    Lincoln Educational Services Corp.(a)                                               17,685
  3,300    National Atlantic Holdings Corp.(a)                                                 38,280
  1,500    Zumiez, Inc.(a)                                                                     48,945
                                                                                         ------------
                                                                                              306,315
                                                                                         ------------
   MISCELLANEOUS FINANCE - 8.3%
  1,000    1st Source Corp.                                                                    23,150
    740    ACE Cash Express, Inc.(a)                                                           14,437
  4,950    AG Edwards, Inc.                                                                   216,860
    300    ASB Financial Corp.                                                                  6,255
  2,900    Aames Investment Corp.                                                              18,212
  1,700    Accredited Home Lenders Holding Co.(a)                                              59,772
  3,900    Advance America Cash Advance                                                        51,675
  1,700    Advanta Corp.                                                                       44,302
  1,800    Affiliated Managers Group(a)                                                       130,356
    400    Agree Realty Corp.                                                                  11,300
  5,400    Alliance Capital Management Holding LP                                             258,390
  1,500    Amcore Financial, Inc.                                                              46,815
    900    Ameralia, Inc.(a)                                                                      585
  8,300    American Financial Realty Trust                                                    117,860
  2,344    American Home Mortgage Investment Corp.                                             71,023
  8,850    AmeriCredit Corp.(a)                                                               211,250
 26,580    Ameritrade Holding Corp.(a)                                                        570,938
    100    Ampal American Israel Class A(a)                                                       387
  1,600    Anchor Bancorp Wisconsin, Inc.                                                      47,168
      1    Apollo Investment Corp.                                                                 13
  1,200    Ashford Hospitality Trust, Inc.                                                     12,912
  1,100    Asset Acceptance Capital Corp.(a)                                                   32,967
  1,500    Asta Funding, Inc.                                                                  45,540
  6,750    Astoria Financial Corp.                                                            178,335
     74    Atlantic Coast Federal Corp.                                                         1,034
    300    Atlantic Realty Trust Inc.                                                           6,507
  2,800    Atlantis Plastics, Inc.                                                             27,972
    300    BNP Residential Properties, Inc.                                                     4,305
  3,101    BOK Financial Corp.                                                                149,375
  1,700    BP Prudhoe Bay Royalty Trust                                                       134,504
    900    Bank of the Ozarks, Inc.                                                            30,897
  2,835    BankUnited Financial Corp. Class A                                                  64,836
    600    Banner Corp.                                                                        15,984
  2,300    Bay View Capital Corp.                                                              35,236
     76    Berkshire Hathaway, Inc. Class A(a)                                              6,232,000
    476    Berkshire Hathaway, Inc. Class B(a)                                              1,299,956
    300    Berkshire Hills Bancorp, Inc.                                                       10,200
  1,100    BlackRock, Inc.                                                                     97,482
  3,037    CVB Financial Corp.                                                                 56,488
  2,400    Calamos Asset Management, Inc. Class A                                              59,232
    500    Camco Financial Corp.                                                                7,120
    540    Capital Corp. of the West                                                           16,497
  1,500    Capital Lease Funding, Inc.                                                         15,525
  6,100    CapitalSource, Inc.(a)(f)                                                          132,980
    412    Cascade Financial Corp.                                                              7,482
  1,700    Cash America International, Inc.                                                    35,275
  2,922    Cathay General Bancorp                                                             103,614
  1,876    Central Pacific Financial Corp.                                                     65,998
  2,800    Cenveo, Inc.(a)                                                                     29,036
  1,700    Ceres Group, Inc.(a)                                                                 9,571
    500    Charter Financial Corp.                                                             17,045
  3,400    CharterMac                                                                          69,700
  1,960    Chicago Mercantile Exchange Holdings, Inc.                                         661,108
    500    Citizens First Bancorp, Inc.                                                        10,670
  1,112    Citizens, Inc.(a)(f)                                                                 7,139
    629    Coastal Financial Corp.                                                              9,432
    700    Cohen & Steers, Inc.                                                                14,000
    100    Collegiate Funding Services LLC(a)                                                   1,481
  3,722    Commercial Capital Bancorp, Inc.                                                    63,274
  2,500    Commercial Federal Corp.                                                            85,350
  2,000    CompuCredit Corp.(a)(f)                                                             88,840
  2,000    Corrections Corp. of America(a)                                                     79,400
  3,480    Covanta Holding Corp.(a)                                                            46,736
  1,056    Cross Timbers Royalty Trust                                                         57,341
  3,700    Dime Community Bancshares, Inc.                                                     54,464
  1,700    Downey Financial Corp.                                                             103,530
  4,900    ECC Capital Corp.                                                                   15,974
    629    ESB Financial Corp.                                                                  7,454
    300    Eastern Virginia Bankshares, Inc.                                                    5,835
  7,600    Eaton Vance Corp.                                                                  188,632

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  1,300    Encore Capital Group, Inc.(a)                                                 $     23,192
  2,500    ePlus, Inc.(a)                                                                      32,625
  3,400    eSpeed, Inc. Class A(a)                                                             25,772
  2,200    Ezcorp, Inc.(a)                                                                     35,332
    900    The FINOVA Group, Inc.(a)                                                               65
  1,450    Fidelity Bankshares, Inc.                                                           44,298
  1,000    Financial Federal Corp.                                                             39,800
  2,400    First Albany Cos., Inc.                                                             15,600
  1,000    First Community Bancorp, Inc.                                                       47,830
    400    First Defiance Financial Corp.                                                      10,972
    800    First Financial Corp.                                                               21,600
  1,400    First Financial Holdings, Inc.                                                      43,008
    600    First Indiana Corp.                                                                 20,442
  3,300    The First Marblehead Corp.(a)                                                       83,820
    615    First Place Financial Corp.                                                         13,635
  6,356    First Union Real Estate Equity & Mortgage Investments(a)                            28,602
    900    FirstFed Financial Corp.(a)                                                         48,429
  3,600    Flagstar Bancorp, Inc.                                                              57,960
    750    Flushing Financial Corp.                                                            12,278
    500    Foothill Independent Bancorp                                                        10,565
  8,510    Friedman Billings Ramsey Group, Inc. Class A                                        86,717
  1,100    GAMCO Investors, Inc. Class A                                                       50,435
    900    GFI Group, Inc.(a)                                                                  37,053
  1,455    Giant Industries, Inc.(a)                                                           85,176
  1,371    Glacier Bancorp, Inc.                                                               42,323
    710    Greater Delaware Valley Savings Bank                                                18,474
  1,100    Greenhill & Co., Inc.                                                               45,859
    900    HMN Financial, Inc.                                                                 28,242
    420    Heritage Financial Corp.                                                            10,164
  3,400    Hugoton Royalty Trust                                                              137,530
  1,000    IBERIABANK Corp.                                                                    53,150
    900    ITLA Capital Corp.(a)                                                               47,241
  4,868    Independence Community Bank Corp.                                                  165,950
    242    Independence Federal Savings Bank(a)                                                 2,785
  1,304    Independent Bank Corp.                                                              37,871
  3,500    IndyMac Bancorp, Inc.                                                              138,530
    800    InnSuites Hospitality Trust                                                          1,040
 16,200    Instinet Group, Inc.(a)                                                             80,514
  3,556    International Bancshares Corp.                                                     105,613
  2,100    International Securities Exchange, Inc.(a)                                          49,140
    300    Interpool, Inc.                                                                      5,475
  3,000    Investment Technology Group, Inc.(a)                                                88,800
  3,900    Investors Financial Services Corp.                                                 128,310
  1,500    iPayment, Inc.(a)                                                                   56,760
  1,800    Jackson Hewitt Tax Service, Inc.                                                    43,038
  3,300    Jefferies Group, Inc. New Shares                                                   143,715
  6,000    John D Oil & Gas Co.                                                                 4,800
  1,790    KNBT Bancorp, Inc.                                                                  27,870
  6,900    Knight Capital Group, Inc. Class A(a)                                               57,339
 10,400    La Quinta Corp.(a)                                                                  90,376
  1,700    LabOne, Inc.(a)                                                                     73,950
  5,600    LaBranche & Co., Inc.(a)                                                            48,664
  2,781    Ladenburg Thalmann Financial Services, Inc.(a)                                       1,696
  6,012    Legg Mason, Inc.                                                                   659,456
  5,902    Leucadia National Corp.                                                            254,376
  1,000    Lincoln Bancorp                                                                     15,900
  1,000    Lipid Sciences, Inc.(a)                                                              2,970
  1,980    MAF Bancorp, Inc.                                                                   81,180
  1,450    MB Financial, Inc.                                                                  56,521
    200    Malan Realty Investors, Inc.                                                             -
    300    Maxus Realty Trust, Inc.                                                             4,047
  1,200    McGrath RentCorp                                                                    33,996
  4,000    Medallion Financial Corp.                                                           39,640
  3,400    Metris Cos., Inc.(a)                                                                49,742
    500    MicroFinancial, Inc.                                                                 1,950
    105    Mid Penn Bancorp, Inc.                                                               2,730
    300    The Midland Company                                                                 10,809
  5,000    MoneyGram International, Inc.                                                      108,550
    400    Monmouth Capital Corp.                                                               2,268
  2,200    Monmouth Real Estate Investment Corp. Class A                                       18,018
    300    MutualFirst Financial, Inc.                                                          6,720
    400    NASB Financial, Inc.                                                                15,828
  3,600    The Nasdaq Stock Market, Inc.(a)                                                    91,260
  1,090    Nastech Pharmaceutical Co., Inc.(a)                                                 15,413
  1,900    National Financial Partners Corp.                                                   85,766
    120    National Security Group, Inc.                                                        2,178
    200    National Western Life Insurance Co. Class A(a)                                      42,250
  3,000    Nelnet, Inc. Class A(a)                                                            114,030
 15,464    New York Community Bancorp, Inc.                                                   253,610
    400    North American Scientific, Inc.(a)                                                   1,052
  1,800    Northwest Bancorp, Inc.                                                             38,250
  5,500    Nuveen Investments, Inc. Class A                                                   216,645
  1,400    Oak Hill Financial, Inc.                                                            42,028
  3,300    Ocwen Financial Corp.(a)                                                            22,902
    200    One Liberty Properties, Inc.                                                         3,982
  2,900    optionsXpress Holdings, Inc.                                                        55,216
    600    PAB Bankshares, Inc.                                                                 9,366
  2,125    PMC Commercial Trust                                                                28,539
    321    PVF Capital Corp.                                                                    3,563
  2,710    Pacific Capital Bancorp                                                             90,216
  2,308    Partners Trust Financial Group, Inc.                                                26,588
    845    Piper Jaffray Cos.(a)                                                               25,232
  1,600    Portfolio Recovery Associates, Inc.(a)                                              69,088
    400    Provident Financial Holdings, Inc.                                                  11,220
  2,689    Provident Financial Services, Inc.                                                  47,326
  2,900    R-G Financial Corp. Class B                                                         39,875
  3,700    Raymond James Financial, Inc.                                                      118,844
    450    Renasant Corp.                                                                      14,243
  1,000    Resource America, Inc. Class A                                                      17,730
    100    Riverview Bancorp, Inc.                                                              2,110
    300    Roberts Realty Investors, Inc.(a)                                                    2,319
  6,760    SEI Investments Co.                                                                254,041
  1,210    SWS Group, Inc.                                                                     19,844
    900    Sanders Morris Harris Group, Inc.                                                   14,715
  1,903    Santander BanCorp                                                                   46,871
    300    Security Bank Corp.                                                                  7,467
  3,300    Siebert Financial Corp.(a)                                                          10,065
    700    Sound Federal Bancorp, Inc.                                                         11,697
  3,600    Specialty Underwriters' Alliance, Inc.(a)                                           29,412
  3,000    Sports Resorts International, Inc.(a)                                                2,940

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
    400    State Financial Services Corp. Class A                                        $     14,608
  3,088    Sterling Financial Corp.(a)                                                         69,634
  1,132    Student Loan Corp.                                                                 268,148
    300    Supertel Hospitality, Inc.                                                           1,425
    100    TF Financial Corp.                                                                   2,793
    679    Tarragon Corp.(a)                                                                   12,602
  1,500    Transnational Financial Network, Inc.(a)                                               870
  1,100    United Community Banks, Inc.                                                        31,350
  1,000    United PanAm Financial Corp.(a)                                                     24,970
    100    Value Line, Inc.                                                                     3,914
  9,652    W Holding Co., Inc.                                                                 92,273
  2,460    WFS Financial, Inc.(a)                                                             165,287
  1,500    WP Carey & Co. LLC                                                                  40,380
    200    WVS Financial Corp.                                                                  3,220
  3,500    Waddell & Reed Financial, Inc. Class A                                              67,760
  5,161    Washington Federal, Inc.                                                           116,432
    151    Wayne Savings Bancshares, Inc.                                                       2,265
  3,000    Webster Financial Corp.                                                            134,880
  2,000    Wellsford Real Properties, Inc.(a)                                                  38,000
    402    Wesco Financial Corp.                                                              137,524
    600    White Mountains Insurance Group Inc.                                               362,400
    200    Willis Lease Finance Corp.(a)                                                        1,956
  2,498    Willow Grove Bancorp, Inc.                                                          39,119
  1,800    World Acceptance Corp.(a)                                                           45,738
  1,800    Wright Express Corp.(a)                                                             38,862
                                                                                         ------------
                                                                                           19,986,442
                                                                                         ------------
   MOTOR VEHICLES - 0.9%
  1,800    AO Smith Corp.                                                                      51,300
  2,800    ASV, Inc.(a)                                                                        63,420
    305    Aftermarket Technology Corp.(a)                                                      5,609
  3,000    American Axle & Manufacturing Holdings, Inc.                                        69,240
  1,700    Arctic Cat, Inc.                                                                    34,918
  3,900    ArvinMeritor, Inc.                                                                  65,208
  3,200    BorgWarner, Inc.                                                                   180,672
  2,000    CSK Auto Corp.(a)                                                                   29,760
    700    Cascade Corp.                                                                       34,090
    700    Coachmen Industries, Inc.                                                            8,043
  4,800    Donaldson Co., Inc.                                                                146,544
  3,300    Dura Automotive Systems, Inc. Class A(a)                                            13,266
  3,300    Federal-Mogul Corp.(a)(f)                                                            1,584
  3,190    Fleetwood Enterprises, Inc.(a)                                                      39,237
 10,490    Gentex Corp.                                                                       182,526
  1,000    Group 1 Automotive, Inc.(a)                                                         27,600
  1,600    Hayes Lemmerz International, Inc.(a)                                                 7,168
  1,300    IMPCO Technologies, Inc.(a)                                                          7,800
    600    Keystone Automotive Industries, Inc.(a)                                             17,286
  2,100    LKQ Corp.(a)                                                                        63,420
    200    The Lamson & Sessions Co.(a)                                                         3,664
  3,645    Lear Corp.                                                                         123,821
  1,000    Lithia Motors, Inc. Class A                                                         28,980
    800    MarineMax, Inc.(a)                                                                  20,392
    900    Midas, Inc.(a)                                                                      17,892
  1,900    Modine Manufacturing Co.                                                            69,692
  1,800    Monaco Coach Corp.                                                                  26,532
    750    Monro Muffler, Inc.                                                                 19,703
  2,020    Myers Industries, Inc.                                                              23,513
    500    Noble International Ltd.                                                            12,080
  4,200    Oshkosh Truck Corp.                                                                181,272
  2,700    Polaris Industries, Inc.                                                           133,785
    447    Proliance International, Inc.                                                        2,450
  3,000    Rush Enterprises, Inc. Class B(a)                                                   45,030
  1,700    Sonic Automotive, Inc.                                                              37,774
  2,700    Spartan Motors, Inc.                                                                29,349
  1,200    Standard Motor Products, Inc.                                                        9,732
  1,300    Stoneridge, Inc.(a)                                                                 10,686
  1,510    Superior Industries International, Inc.(f)                                          32,495
  5,000    TRW Automotive Holdings Corp.(a)                                                   146,700
  3,685    Thor Industries, Inc.                                                              125,290
  1,000    Titan International, Inc.                                                           13,730
  2,000    United Auto Group, Inc.                                                             66,080
  1,800    Winnebago Industries, Inc.                                                          52,146
                                                                                         ------------
                                                                                            2,281,479
                                                                                         ------------
   NON-DURABLES - 1.9%
  1,100    Action Performance Cos., Inc.                                                       13,750
 10,533    Activision, Inc.(a)                                                                215,400
  3,900    American Greetings Class A                                                         106,860
  5,665    Applebees International, Inc.                                                      117,209
  1,100    BJ's Restaurants, Inc.(a)                                                           22,473
    430    Benihana, Inc. Class A(a)                                                            7,736
    600    Blue Nile, Inc.(a)                                                                  18,984
  2,000    Bob Evans Farms, Inc.                                                               45,420
    210    Bowl America, Inc. Class A                                                           2,919
  3,700    Boyds Collection Ltd.(a)                                                             2,590
  4,900    Brinker International, Inc.(a)                                                     184,044
  2,600    Buca, Inc.(a)                                                                       15,782
    500    Buffalo Wild Wings, Inc.(a)                                                         13,250
  3,500    CBRL Group, Inc.                                                                   117,810
  2,250    CEC Entertainment, Inc.(a)                                                          71,460
  2,300    CKE Restaurants, Inc.                                                               30,314
  2,000    Cabela's, Inc. Class A(a)(f)                                                        36,740
  1,100    California Pizza Kitchen, Inc.(a)                                                   32,164
  2,400    Centillium Communications, Inc.(a)                                                   9,048
  2,800    Champps Entertainment, Inc.(a)                                                      19,376
  2,600    Checkers Drive-In Restaurant(a)                                                     39,728
  4,417    The Cheesecake Factory(a)                                                          137,987
    200    Churchill Downs, Inc.                                                                7,064
  1,800    Cosi, Inc.(a)                                                                       17,676
    700    Dave & Buster's, Inc.(a)                                                             9,345
  2,300    Denny's Corp.(a)                                                                     9,453
    800    Department 56, Inc.(a)                                                              10,000
  2,500    Domino's Pizza, Inc.                                                                58,300
  6,000    Dover Motorsports, Inc.                                                             41,040
  1,200    Drew Industries, Inc.(a)                                                            30,972
  1,200    EMAK Worldwide, Inc.(a)                                                              9,108
  1,600    Electronics Boutique Holdings Corp.(a)                                             100,544
  2,500    Famous Dave's of America, Inc.(a)                                                   29,800
  1,100    Forward Industries, Inc.(a)(f)                                                      25,707
  1,300    Gaming Partners International Corp.(a)                                              20,748

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  1,500    Handleman Co.                                                                 $     18,945
  2,118    Hibbett Sporting Goods, Inc.(a)                                                     47,126
  4,300    Hollywood Media Corp.(a)                                                            18,146
    900    IHOP Corp.                                                                          36,666
  3,000    International Speedway Corp. Class A                                               157,410
  2,800    Isle of Capri Casinos, Inc.(a)                                                      59,864
  2,200    Jack in the Box, Inc.(a)                                                            65,802
  2,513    Jakks Pacific, Inc.(a)                                                              40,786
    300    Kreisler Manufacturing Corp.(a)                                                      1,800
  3,500    Krispy Kreme Doughnuts, Inc.(a)                                                     21,910
  2,000    Lancaster Colony Corp.                                                              86,000
  1,700    Landry's Restaurants, Inc.                                                          49,810
    300    Lazare Kaplan International, Inc.(a)                                                 2,958
  2,100    Leapfrog Enterprises, Inc.(a)(f)                                                    31,017
  1,000    Lodgenet Entertainment Corp.(a)                                                     14,730
  1,900    Lone Star Steakhouse & Saloon                                                       49,400
  1,100    Luby's, Inc.(a)                                                                     14,366
  5,800    Marvel Entertainment, Inc.(a)                                                      103,646
  5,000    Midway Games, Inc.(a)(f)                                                            75,950
  1,400    Movado Group, Inc.                                                                  26,208
  2,505    O'Charleys, Inc.(a)                                                                 35,847
  4,300    Outback Steakhouse, Inc.                                                           157,380
  1,495    PF Chang's China Bistro, Inc.(a)                                                    67,021
  2,200    Panera Bread Co. Class A(a)                                                        112,596
  1,700    Papa John's International, Inc.(a)                                                  85,204
    900    Peco II, Inc.(a)                                                                     1,278
  5,800    Penn National Gaming, Inc.(a)                                                      180,438
  1,170    RC2 Corp.(a)                                                                        39,499
  2,900    Rare Hospitality International, Inc.(a)                                             74,530
    800    Red Robin Gourmet Burgers, Inc.(a)                                                  36,672
  2,500    Regis Corp.                                                                         94,550
  3,200    Ruby Tuesday, Inc.                                                                  69,632
  1,300    Russ Berrie & Co., Inc.                                                             18,356
  2,600    Ryan's Restaurant Group, Inc.(a)                                                    30,342
  3,400    Samsonite Corp.(a)                                                                   2,380
 20,800    Service Corp. International                                                        172,432
    400    Servotronics, Inc.(a)                                                                1,624
  4,425    Sonic Corp.(a)                                                                     121,024
  3,600    Sotheby's Holdings Class A(a)                                                       60,192
    800    The Steak n Shake Co.(a)                                                            14,520
    510    Steinway Musical Instruments(a)                                                     13,439
  5,800    Stewart Enterprises, Inc. Class A                                                   38,454
  4,350    THQ, Inc.(a)                                                                        92,742
  4,000    Take-Two Interactive Software, Inc.(a)                                              88,360
  2,400    The Topps Co., Inc.                                                                 19,704
  3,300    Traffix, Inc.                                                                       20,559
  2,400    Trans World Entertainment Corp.(a)                                                  18,936
  3,800    Triarc Cos.                                                                         58,026
  4,555    Tupperware Corp.                                                                   103,763
  7,100    Warner Music Group Corp.                                                           131,421
  2,300    World Wrestling Entertainment, Inc.                                                 29,900
  3,090    Youbet.com, Inc.(a)                                                                 17,768
                                                                                         ------------
                                                                                            4,561,930
                                                                                         ------------
   NON-FERROUS METALS - 0.6%
    800    AM Castle & Co.(a)                                                                  14,000
  1,637    Aleris International, Inc.(a)                                                       44,936
  1,000    Brush Engineered Materials, Inc.(a)                                                 15,880
  2,200    Century Aluminum Co.(a)                                                             49,456
  1,300    Chaparral Steel Co.(a)                                                              32,786
 17,500    Coeur d'Alene Mines Corp.(a)                                                        74,025
  3,400    Commercial Metals Co.                                                              114,716
  2,000    Empire Resources, Inc.                                                              15,660
  1,327    Encore Wire Corp.(a)                                                                21,577
 10,500    Hecla Mining Co.(a)                                                                 45,990
 10,800    Kaiser Aluminum Corp.(a)                                                               486
  1,300    Minerals Technologies, Inc.                                                         74,373
  2,600    Mueller Industries, Inc.                                                            72,202
    500    Omega Flex, Inc.(a)                                                                  7,995
  2,100    RTI International Metals, Inc.(a)                                                   82,635
  1,400    Reliance Steel & Aluminum Co.                                                       74,102
  8,800    Southern Peru Copper Corp.                                                         492,448
  4,784    Stillwater Mining Co.(a)                                                            43,774
  1,900    Titanium Metals Corp.(a)                                                            75,164
    900    Wolverine Tube, Inc.(a)                                                              6,750
                                                                                         ------------
                                                                                            1,358,955
                                                                                         ------------
   OPTICAL PHOTO & EQUIPMENT - 0.2%
  1,000    August Technology Corp.(a)                                                          10,670
  1,900    CPI Corp.                                                                           33,421
  1,100    Cyberoptics Corp.(a)                                                                15,323
  2,000    Imation Corp.                                                                       85,740
  9,230    Ingram Micro, Inc. Class A(a)                                                      171,124
  2,095    LaserCard Corp.(a)(f)                                                               18,583
  7,200    Lexar Media, Inc.(a)(f)                                                             46,080
    200    Meade Instruments Corp.(a)                                                             532
    300    Panavision, Inc.(a)                                                                  1,200
  1,900    Photronics, Inc.(a)                                                                 36,860
    100    StockerYale, Inc.(a)                                                                   109
  1,600    Zomax, Inc.(a)                                                                       5,136
  1,100    Zygo Corp.(a)                                                                       16,852
                                                                                         ------------
                                                                                              441,630
                                                                                         ------------
   PAPER & FOREST PRODUCTS - 0.4%
    200    Badger Paper Mills, Inc.(a)                                                            240
  3,100    Bowater, Inc.                                                                       87,637
    200    Buckeye Technologies, Inc.(a)                                                        1,624
    604    CSS Industries, Inc.                                                                19,642
  1,700    Caraustar Industries, Inc.(a)                                                       18,666
    600    Chesapeake Corp.                                                                    11,034
    700    Deltic Timber Corp.                                                                 32,235
    480    Kadant, Inc.(a)                                                                      9,629
  2,900    Longview Fibre Co.                                                                  56,521
  1,000    Lydall, Inc.(a)                                                                      8,930
  1,700    Neenah Paper, Inc.                                                                  49,810
  2,400    P.H. Glatfelter Co.                                                                 33,816
  5,100    Packaging Corp. of America                                                          98,991
    900    Pope & Talbot, Inc.                                                                  9,189

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  2,100    Potlatch Corp.                                                                $    109,452
  2,914    Rayonier, Inc.                                                                     167,905
    900    Rock-Tenn Co. Class A                                                               13,590
 15,080    Smurfit-Stone Container Corp.(a)                                                   156,229
  1,400    Universal Forest Products, Inc.                                                     80,248
  3,100    Wausau Paper Corp.                                                                  38,781
                                                                                         ------------
                                                                                            1,004,169
                                                                                         ------------
   PRODUCER GOODS - 3.4%
  5,023    AGCO Corp.(a)                                                                       91,419
    500    Aaon, Inc.(a)                                                                        9,190
  1,800    Actuant Corp. Class A                                                               84,240
  4,400    Aeroflex, Inc.(a)                                                                   41,184
    600    Alamo Group, Inc.                                                                   11,892
  1,700    Albany International Corp. Class A                                                  62,679
    115    Allied Motion Technologies, Inc.(a)                                                    454
    900    American Vanguard Corp.                                                             16,479
  4,500    Ametek, Inc.                                                                       193,365
  1,800    Applied Industrial Technologies, Inc.                                               64,584
  2,200    Aptargroup, Inc.                                                                   109,582
    200    Arotech Corp.(a)                                                                       148
  1,100    Astec Industries, Inc.(a)                                                           31,229
  3,100    BE Aerospace, Inc.(a)                                                               51,367
  1,700    Baldor Electric Co.                                                                 43,095
  1,600    Barnes Group, Inc.                                                                  57,376
  1,000    Blount International, Inc.(a)                                                       17,640
  2,600    Blyth, Inc.                                                                         57,954
  3,000    Briggs & Stratton Corp.                                                            103,770
    600    CIRCOR International, Inc.                                                          16,470
    900    Cantel Medical Corp.(a)                                                             18,936
 16,500    Capstone Turbine Corp.(a)(f)                                                        58,575
    200    Catalyst Semiconductor, Inc.(a)                                                      1,000
  1,100    Cherokee International Corp.(a)                                                      3,850
    100    Chicago Rivet & Machine Co.                                                          2,430
  3,000    Clarcor, Inc.                                                                       86,160
  3,485    Cognex Corp.                                                                       104,794
  2,400    Columbus McKinnon Corp.(a)                                                          56,784
  1,900    Comfort Systems USA, Inc.(a)                                                        16,739
  1,800    Concord Camera Corp.(a)                                                              2,466
  1,900    Cryo-Cell International, Inc.(a)                                                     4,655
    600    Culp, Inc.(a)                                                                        2,808
  1,100    Curtiss-Wright Corp.                                                                67,881
  2,000    DiamondCluster International, Inc. Class A(a)                                       15,160
  5,700    Distributed Energy Systems Corp.(a)                                                 47,538
    800    Duratek, Inc.(a)                                                                    14,624
    700    Dynamic Materials Corp.                                                             30,590
    200    The Eastern Co.                                                                      4,350
  1,200    Evergreen Solar, Inc.(a)                                                            11,196
  2,100    FMC Corp.(a)                                                                       120,162
  1,600    The Fairchild Corp.(a)                                                               3,712
  4,345    Fastenal Co.                                                                       265,436
  4,220    Fedders Corp.                                                                        9,031
  4,000    Federal Signal Corp.                                                                68,360
  1,500    Flanders Corp.(a)                                                                   18,210
  2,800    Flowserve Corp.(a)                                                                 101,780
    240    Foster Wheeler Ltd.(a)                                                               7,414
    700    Franklin Electric Co., Inc.                                                         28,973
  1,400    Gardner Denver, Inc.(a)                                                             62,440
    125    The Gorman-Rupp Co.                                                                  3,006
  4,687    Graco, Inc.                                                                        160,670
  5,800    GrafTech International Ltd.(a)                                                      31,494
    700    HI Shear Technology Corp.(a)                                                         2,093
  3,300    HNI Corp.                                                                          198,726
    200    Hardinge, Inc.                                                                       2,938
  2,400    Harsco Corp.                                                                       157,368
  2,600    Helix Technology Corp.                                                              38,350
  4,690    Herman Miller, Inc.                                                                142,107
  1,700    Hexcel Corp.(a)                                                                     31,093
  3,500    Hubbell, Inc. Class B                                                              164,255
  3,800    Hughes Supply, Inc.                                                                123,880
  2,950    IDEX Corp.                                                                         125,523
    100    Ibis Technology Corp.(a)                                                               182
    400    Inplay Technologies, Inc.(a)                                                           744
    500    IntriCon Corp.(a)                                                                    2,850
  2,900    JLG Industries, Inc.                                                               106,111
  4,500    Jacuzzi Brands, Inc.(a)                                                             36,270
  2,475    Jarden Corp.(a)                                                                    101,648
  2,500    Kaydon Corp.                                                                        71,025
  2,000    Kennametal, Inc.                                                                    98,080
  2,700    Knoll, Inc.                                                                         49,545
  2,690    Kos Pharmaceuticals, Inc.(a)                                                       180,042
    600    LB Foster Co. Class A(a)                                                             7,950
    700    Ladish Co., Inc.(a)                                                                 12,208
    600    Lawson Products                                                                     22,032
  3,200    Lennox International, Inc.                                                          87,712
    782    Libbey, Inc.                                                                        11,886
  2,295    Lincoln Electric Holdings, Inc.                                                     90,423
  1,500    Lindsay Manufacturing Co.                                                           33,015
  1,700    Lone Star Technologies(a)                                                           94,503
  4,100    MSC Industrial Direct Co. Class A                                                  135,997
  1,700    Magnetek, Inc.(a)                                                                    5,746
  1,700    Manitowoc Co.                                                                       85,425
    900    Material Sciences Corp.(a)                                                          13,563
  1,400    Matthews International Corp. Class A                                                52,906
  2,500    Maverick Tube Corp.(a)                                                              75,000
  2,300    Merix Corp.(a)                                                                      12,880
  5,160    Micrel, Inc.(a)                                                                     57,947
    500    Middleby Corp.(a)                                                                   36,250
  4,356    Milacron, Inc.(a)                                                                    7,754
    900    Modtech Holdings, Inc.(a)                                                            8,748
  2,325    Moog, Inc. Class A(a)                                                               68,634
    400    NACCO Industries, Inc. Class A                                                      45,780
    800    NATCO Group, Inc. Class A(a)                                                        20,256
  1,000    NN, Inc.                                                                            11,990
  2,000    Nordson Corp.                                                                       76,060
  1,500    Oceaneering International, Inc.(a)                                                  80,115
  5,850    Pentair, Inc.                                                                      213,525
  4,307    Plug Power, Inc.(a)                                                                 29,288
  1,600    Possis Medical, Inc.(a)                                                             17,536
  7,050    Precision Castparts Corp.                                                          374,355

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  3,140    Presstek, Inc.(a)                                                             $     40,757
  2,600    Raytech Corp.(a)                                                                     3,172
  2,505    Regal-Beloit Corp.                                                                  81,262
    800    Research Frontiers, Inc.(a)                                                          2,456
    800    Robbins & Myers, Inc.                                                               17,984
    972    Ronson Corp.                                                                         1,847
  5,200    Roper Industries, Inc.                                                             204,308
    470    SI International, Inc.(a)                                                           14,556
  4,448    SPX Corp.                                                                          204,386
  7,200    Safeguard Scientifics, Inc.(a)                                                      12,456
  1,600    Sauer-Danfoss, Inc.                                                                 32,000
    500    Sequa Corp. Class A(a)                                                              29,500
  3,400    The Shaw Group, Inc.(a)                                                             83,844
  1,800    Sonic Solutions, Inc.(a)                                                            38,700
    200    Spectrum Control, Inc.(a)                                                            1,482
    700    Standex International Corp.                                                         18,431
  6,700    Steelcase, Inc. Class A                                                             96,882
  3,000    Stewart & Stevenson Services                                                        71,550
  1,500    Sun Hydraulics, Inc.                                                                36,450
    765    TRM Corp.(a)                                                                        11,620
  1,500    Technology Research Corp.                                                            5,886
  1,600    Tecumseh Products Co. Class A                                                       34,432
  2,300    Teleflex, Inc.                                                                     162,150
    500    Tennant Co.                                                                         20,490
  2,500    Tenneco Automotive, Inc.(a)                                                         43,775
  2,904    Terex Corp.(a)                                                                     143,545
  2,500    ThermoGenesis Corp.(a)                                                              13,225
  5,400    Timken Co.                                                                         160,002
  2,700    Trinity Industries, Inc.                                                           109,323
    800    Triumph Group, Inc.(a)                                                              29,736
  2,500    TurboChef Technologies, Inc.(a)(f)                                                  38,975
    100    Twin Disc, Inc.                                                                      3,951
  2,100    Tyler Technologies, Inc.(a)                                                         17,388
  7,440    Valhi, Inc.                                                                        133,771
  1,100    Valmont Industries, Inc.                                                            32,296
    700    Watsco, Inc.                                                                        37,177
  1,900    Watts Water Technologies, Inc. Class A                                              54,815
    700    Woodhead Industries, Inc.                                                            9,611
    600    Woodward Governor Co.                                                               51,030
  1,100    X-Rite, Inc.                                                                        13,640
  2,200    York International Corp.                                                           123,354
                                                                                         ------------
                                                                                            8,159,870
                                                                                         ------------
   RAILROADS & SHIPPING - 0.4%
  2,700    Alexander & Baldwin, Inc.                                                          143,748
  4,600    Diamondhead Casino Corp.(a)                                                          3,864
  1,800    Florida East Coast Industries                                                       81,522
  2,100    Freightcar America, Inc.                                                            85,638
  2,800    GATX Corp.                                                                         110,740
  1,600    General Maritime Corp.                                                              58,896
  1,300    Genesee & Wyoming, Inc. Class A(a)                                                  41,210
  1,900    Greenbrier Cos., Inc.                                                               63,156
    100    Hornbeck Offshore Services, Inc.(a)                                                  3,663
    300    International Shipholding Corp.(a)                                                   5,115
  3,700    Kansas City Southern(a)                                                             86,247
    500    Maritrans, Inc.                                                                     16,000
  1,100    Martin Midstream Partners LP                                                        36,388
  5,300    OMI Corp. New Shares                                                                94,711
  2,300    Overseas Shipholding Group                                                         134,159
  1,900    RailAmerica, Inc.(a)                                                                22,610
  1,800    SCS Transportation, Inc.(a)                                                         28,278
  2,100    Westinghouse Air Brake Technologies Corp.                                           57,288
                                                                                         ------------
                                                                                            1,073,233
                                                                                         ------------
   REAL PROPERTY - 5.9%
  4,800    AMB Property Corp.                                                                 215,520
  1,450    AMLI Residential Properties Trust                                                   46,502
  3,200    Acadia Realty Trust                                                                 57,568
  2,400    Affordable Residential Communities                                                  24,264
    200    Alexander's, Inc.(a)                                                                54,000
  1,100    Alexandria Real Estate Equities, Inc.                                               90,959
    500    America Retirement Corp.(a)                                                          9,415
    400    American Land Lease, Inc.                                                            9,500
    500    American Mortgage Acceptance Co.                                                     7,095
  1,800    American Real Estate Partners LP                                                    67,500
    500    American Realty Investors, Inc.(a)                                                   4,750
  4,400    Amerivest Properties, Inc.                                                          17,820
  7,400    Annaly Mortgage Management, Inc.(f)                                                 95,830
  3,100    Anthracite Capital, Inc.                                                            35,898
  2,700    Anworth Mortgage Asset Corp.                                                        22,329
  4,050    Arden Realty, Inc.                                                                 166,739
  4,400    Associated Estates Realty Corp.                                                     43,120
  4,445    AvalonBay Communities, Inc.                                                        380,937
    500    Avatar Holdings, Inc.(a)(f)                                                         29,620
  3,135    BRE Properties                                                                     139,508
    300    BRT Realty Trust                                                                     7,011
  1,000    Bedford Property Investors                                                          23,840
    400    Big 5 Sporting Goods Corp.                                                           9,544
    500    BioMed Realty Trust, Inc.                                                           12,400
  6,420    Boston Properties, Inc.                                                            455,178
  1,000    Boykin Lodging Co.(a)                                                               12,420
  2,720    Brandywine Realty Trust                                                             84,565
  3,800    CB Richard Ellis Group, Inc.(a)                                                    186,960
  4,300    CBL & Associates Properties, Inc.                                                  176,257
    400    California Coastal Communities, Inc.(a)                                             14,088
  3,557    Camden Property Trust                                                              198,303
  3,000    Capital Automotive REIT                                                            116,130
  4,800    Capital Title Group, Inc.                                                           35,520
  2,500    Capstead Mortgage Corp.                                                             17,275
  4,000    CarrAmerica Realty Corp.                                                           143,800
  1,100    Cedar Shopping Centers, Inc.                                                        15,917
  3,000    Centerpoint Properties Trust                                                       134,400
  2,500    Colonial Properties Trust                                                          111,200
  2,791    Commercial Net Lease Realty                                                         55,820
  2,000    Corporate Office Properties Trust                                                   69,900
    600    Correctional Properties Trust                                                       17,646
  2,300    Cousins Properties, Inc.                                                            69,506
  7,500    Crescent Real Estate EQT Co.                                                       153,825

28

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
    900    Criimi MAE, Inc.(a)                                                           $     15,489
  3,100    Deerfield Triarc Capital Corp.                                                      42,966
  5,883    Developers Diversified Realty Corp.                                                274,736
  8,875    Duke Realty Corp.                                                                  300,685
  1,200    Eastgroup Properties                                                                52,500
    900    Education Realty Trust, Inc.                                                        15,030
  1,800    Entertainment Properties Trust                                                      80,334
  5,200    Equity Inns, Inc.                                                                   70,200
  1,600    Equity Lifestyle Properties, Inc.                                                   72,000
  2,955    Equity One, Inc.                                                                    68,704
  1,400    Essex Property Trust, Inc.                                                         126,000
  3,240    Federal Realty Investment Trust                                                    197,413
  3,500    FelCor Lodging Trust, Inc.(a)                                                       53,025
  2,300    Fieldstone Investment Corp.                                                         26,818
  1,127    First Acceptance Corp.(a)                                                           11,394
  3,000    First Industrial Realty Trust, Inc.                                                120,150
  6,000    Forest City Enterprises, Inc. Class A                                              228,600
  1,400    GMH Communities Trust                                                               20,538
  1,685    Gables Residential Trust                                                            73,550
 13,730    General Growth Properties, Inc.                                                    616,889
  1,000    Getty Realty Corp.                                                                  28,780
  1,100    Glenborough Realty Trust, Inc.                                                      21,120
  2,700    Glimcher Realty Trust                                                               66,069
  2,400    Gladstone Commercial Corp.                                                          40,080
  3,200    Global Signal, Inc.                                                                143,168
  1,400    Government Properties Trust, Inc.                                                   13,720
    322    Grubb & Ellis Co.(a)                                                                 1,900
 11,900    HRPT Properties Trust                                                              147,679
  8,200    Health Care Property Investors, Inc.                                               221,318
  3,300    Health Care REIT, Inc.                                                             122,397
  2,800    Healthcare Realty Trust, Inc.                                                      112,392
    100    Heartland Partners LP Class A(a)                                                       170
  2,000    Heritage Property Investment Trust                                                  70,000
  2,100    Highland Hospitality Corp.                                                          21,546
  3,950    Highwoods Properties, Inc.                                                         116,565
  2,000    Home Properties, Inc.                                                               78,500
 10,424    Homestore, Inc.(a)                                                                  45,344
  3,805    Hospitality Properties Trust                                                       163,082
 19,000    Host Marriott Corp.                                                                321,100
  5,700    IMPAC Mortgage Holdings, Inc.                                                       69,882
  2,100    Inland Real Estate Corp.                                                            32,886
  2,500    Innkeepers USA Trust                                                                38,625
  2,500    Investors Real Estate Trust                                                         23,750
  6,600    iStar Financial, Inc.                                                              266,838
  1,900    Jones Lang LaSalle, Inc.                                                            87,514
  4,400    KKR Financial Corp.                                                                 97,856
  1,400    Kilroy Realty Corp.                                                                 78,442
 13,900    Kimco Realty Corp.                                                                 436,738
    900    LTC Properties, Inc.                                                                19,080
  1,700    LaSalle Hotel Properties                                                            58,565
  1,700    Lexington Corporate Properties Trust                                                40,035
  4,160    Liberty Property Trust                                                             176,966
  4,670    Luminent Mortgage Capital, Inc.                                                     35,259
  4,800    MFA Mortgage Investments, Inc.                                                      29,424
  3,400    The Macerich Co.                                                                   220,796
  3,500    Mack-Cali Realty Corp.                                                             157,290
  2,500    Maguire Properties, Inc.                                                            75,125
  2,200    Medical Properties Trust, Inc.                                                      21,560
  4,700    Meristar Hospitality Corp.(a)                                                       42,911
  1,200    Mid-America Apartment Communities, Inc.                                             55,812
  3,300    The Mills Corp.                                                                    181,764
  1,100    Mission West Properties                                                             11,044
  1,600    National Health Investors, Inc.                                                     44,176
    600    National Health Realty, Inc.                                                        11,646
  4,000    Nationwide Health Properties, Inc.                                                  93,200
  3,345    New Century Financial Corp.                                                        121,323
  5,900    New Plan Excel Realty Trust                                                        135,405
  2,505    Newcastle Investment Corp.                                                          69,890
  1,600    Novastar Financial, Inc.(f)                                                         52,784
  3,000    Omega Healthcare Investors, Inc.                                                    41,760
    200    Origen Financial, Inc.                                                               1,514
    900    Orleans Homebuilders, Inc.                                                          22,176
    700    PS Business Parks, Inc.                                                             32,060
  2,809    Pan Pacific Retail Properties, Inc.                                                185,113
    800    Parkway Properties, Inc.                                                            37,536
  2,099    Pennsylvania Real Estate Investment Trust                                           88,536
  2,400    Post Properties, Inc.                                                               89,400
  2,600    Prentiss Properties Trust                                                          105,560
  1,500    RAIT Investment Trust                                                               42,750
  1,000    Ramco-Gershenson Properties                                                         29,190
  1,300    Reading International, Inc. Class A(a)                                              10,361
  4,700    Realty Income Corp.                                                                112,377
  4,770    Reckson Associates Realty Corp.                                                    164,804
  1,500    Redwood Trust, Inc.                                                                 72,915
  3,500    Regency Centers Corp.                                                              201,075
  2,400    SL Green Realty Corp.                                                              163,632
  1,000    Saul Centers, Inc.                                                                  35,990
  1,500    Saxon Capital Inc.                                                                  17,775
  3,200    Senior Housing Properties Trust                                                     60,800
  2,900    Shurgard Storage Centers, Inc.                                                     162,023
    800    Sizeler Property Investors                                                           9,712
    900    Sovran Self Storage, Inc.                                                           44,055
  2,900    Spirit Finance Corp.                                                                32,625
  4,500    The St. Joe Co.                                                                    281,025
  1,600    Stonemor Partners LP                                                                35,376
  3,300    Strategic Hotel Capital, Inc.                                                       60,258
    200    Stratus Properties, Inc.(a)                                                          3,750
  1,000    Sun Communities, Inc.                                                               32,760
  1,795    Sunset Financial Resources, Inc.                                                    14,450
  3,200    Sunstone Hotel Investors, Inc.                                                      78,048
  2,700    Tanger Factory Outlet Centers, Inc.                                                 75,087
  2,900    Taubman Centers, Inc.                                                               91,930
  4,855    Thornburg Mortgage, Inc.                                                           121,666
  1,500    Toreador Resources Corp.(a)(f)                                                      53,100
  1,000    The Town & Country Trust                                                            29,020
  2,100    Trammell Crow Co.(a)                                                                51,828
    100    Transcontinental Realty Investors, Inc.(a)                                           1,980
  7,900    Trizec Properties, Inc.                                                            182,174
  3,400    Trustreet Properties, Inc.                                                          53,210
  1,300    U-Store-It Trust                                                                    26,351

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  7,565    United Dominion Realty Trust, Inc.                                            $    179,291
  1,500    Universal Health Realty Income Trust                                                49,875
  1,300    Urstadt Biddle Properties, Inc.                                                     20,904
    900    Urstadt Biddle Properties, Inc. Class A                                             13,644
  5,200    Ventas, Inc.                                                                       167,440
  2,000    Washington Real Estate Investment Trust                                             62,220
  5,375    Weingarten Realty Investors                                                        203,444
  1,300    Winston Hotels, Inc.                                                                13,000
                                                                                         ------------
                                                                                           14,294,486
                                                                                         ------------
   RETAIL - 3.8%
    600    1-800 Contacts, Inc.(a)                                                             11,250
  3,670    1-800-FLOWERS.COM, Inc. Class A(a)                                                  25,727
  3,966    99 Cents Only Stores(a)                                                             36,686
  1,100    AC Moore Arts & Crafts, Inc.(a)                                                     21,098
  2,275    Aaron Rents, Inc.                                                                   48,116
  5,000    Abercrombie & Fitch Co. Class A                                                    249,250
    600    Able Energy, Inc.(a)(f)                                                              7,824
  6,000    Advance Auto Parts(a)                                                              232,080
  2,500    Alloy, Inc.(a)                                                                      12,100
 24,940    Amazon.com, Inc.(a)(f)                                                           1,129,782
  7,510    American Eagle Outfitters                                                          176,710
  3,675    AnnTaylor Stores Corp.(a)                                                           97,571
    200    Arden Group, Inc. Class A                                                           15,052
    400    Asbury Automotive Group, Inc.(a)                                                     6,812
  4,800    BJ's Wholesale Club, Inc.(a)                                                       133,440
  4,000    Barnes & Noble, Inc.(a)                                                            150,800
    151    Blair Corp.                                                                          5,570
    400    Bluegreen Corp.(a)                                                                   7,060
  2,100    The Bombay Co., Inc.(a)                                                              9,261
  1,000    The Bon-Ton Stores, Inc.                                                            19,420
  4,500    Borders Group, Inc.                                                                 99,765
  2,998    Brightpoint, Inc.(a)                                                                57,382
  1,375    Brookstone, Inc.(a)                                                                 27,418
  2,200    Build-A-Bear Workshop, Inc.(a)                                                      49,060
  2,600    Burlington Coat Factory Warehouse Corp.                                             98,904
  6,000    Carmax, Inc.(a)                                                                    187,620
  3,000    Casey's General Stores, Inc.                                                        69,600
  3,900    Casual Male Retail Group, Inc.(a)(f)                                                26,832
  1,950    The Cato Corp. Class A                                                              38,864
  1,100    Central Garden and Pet Co.(a)                                                       49,775
  1,500    Charlotte Russe Holding, Inc.(a)                                                    19,980
  6,855    Charming Shoppes(a)                                                                 73,143
  9,600    Chico's FAS, Inc.(a)                                                               353,280
  1,605    Childrens Place(a)                                                                  57,202
  2,238    Christopher & Banks Corp.                                                           31,041
  5,300    Claire's Stores, Inc.                                                              127,889
  3,480    Coldwater Creek, Inc.(a)                                                            87,766
  2,200    Cost Plus, Inc.(a)                                                                  39,930
    200    DEB Shops, Inc.                                                                      4,348
  2,500    DSW, Inc. Class A(a)                                                                53,000
  6,605    Dollar Tree Stores, Inc.(a)                                                        142,998
  3,053    Dress Barn, Inc.(a)                                                                 69,486
  3,400    Drugstore.Com(a)                                                                    12,580
    120    eCost.com, Inc.(a)                                                                     216
  1,700    Escala Group, Inc.(a)                                                               28,305
  2,400    Finish Line Class A                                                                 35,016
    200    Flanigan's Enterprises, Inc.                                                         1,902
  9,000    Foot Locker, Inc.                                                                  197,460
  2,250    Fred's, Inc.                                                                        28,148
  3,500    GameStop Corp. Class A                                                             110,145
    487    GameStop Corp. Class B(f)                                                           13,826
  1,400    Gander Mountain Co.(a)(f)                                                           12,586
  1,300    Genesco, Inc.(a)                                                                    48,412
  1,900    Goody's Family Clothing, Inc.                                                       14,383
  2,400    Great Atlantic & Pacific Tea Co.(a)                                                 68,064
  1,500    Guitar Center, Inc.(a)                                                              82,815
  2,900    Gymboree Corp.(a)                                                                   39,556
  2,850    HOT Topic, Inc.(a)                                                                  43,776
  4,500    Hancock Fabrics, Inc.                                                               30,285
  3,800    Insight Enterprises, Inc.(a)                                                        70,680
  1,365    Jo-Ann Stores, Inc.(a)                                                              23,615
  1,100    Kirkland's, Inc.(a)                                                                  8,371
  2,700    Linens 'N Things, Inc.(a)                                                           72,090
  2,200    Longs Drug Stores Corp.                                                             94,358
  3,300    Men's Wearhouse, Inc.(a)                                                            88,110
  7,800    Michaels Stores, Inc.                                                              257,868
  2,295    Movie Gallery, Inc.                                                                 23,845
  2,700    Neiman-Marcus Group, Inc. Class A                                                  269,865
  6,310    O'Reilly Automotive, Inc.(a)                                                       177,816
  1,200    Overstock.com, Inc.(a)(f)                                                           46,020
  1,500    PC Connection, Inc.(a)                                                               8,160
  3,400    PEP Boys-Manny Moe & Jack                                                           47,056
  8,900    PETsMART, Inc.                                                                     193,842
  4,325    Pacific Sunwear of California, Inc.(a)                                              92,728
    900    Party City Corp.(a)                                                                 15,228
  3,700    Pathmark Stores, Inc.(a)                                                            41,699
  3,800    Payless Shoesource, Inc.(a)                                                         66,120
  3,400    Petco Animal Supplies, Inc.(a)                                                      71,944
  4,900    Pier 1 Imports, Inc.                                                                55,223
    750    Pricesmart, Inc.(a)                                                                  6,375
    700    Provide Commerce, Inc.(a)                                                           16,989
  4,800    Rent-A-Center, Inc.(a)                                                              92,688
  2,000    Retail Ventures, Inc.(a)                                                            21,960
 27,600    Rite Aid Corp.(a)                                                                  107,088
  8,700    Ross Stores, Inc.                                                                  206,190
  2,600    Ruddick Corp.                                                                       59,930
  8,000    Saks, Inc.(a)                                                                      148,000
  1,800    School Specialty, Inc.(a)                                                           87,804
    900    Sharper Image Corp.(a)                                                              11,340
    700    Shoe Carnival, Inc.(a)                                                              11,137
  1,800    ShopKo Stores, Inc.(a)                                                              45,936
  2,350    Stamps.com, Inc.(a)                                                                 40,444
  1,700    Stein Mart, Inc.                                                                    34,510
    700    Systemax, Inc.(a)                                                                    4,928
  3,300    Talbots, Inc.                                                                       98,736
  2,200    Texas Roadhouse, Inc. Class A(a)                                                    32,780
  2,900    Too, Inc.(a)                                                                        79,547
  2,700    Tractor Supply Co.(a)                                                              123,255
  2,400    Tuesday Morning Corp.                                                               62,088

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
    400    Unifirst Corp.                                                                $     14,028
  1,900    United Stationers, Inc.(a)                                                          90,934
  9,200    Urban Outfitters, Inc.(a)                                                          270,480
    500    VSI Holdings, Inc.(a)                                                                    -
  1,700    Weis Markets, Inc.                                                                  68,017
  2,400    West Marine, Inc.(a)                                                                35,472
  4,675    The Wet Seal, Inc. Class A(a)(f)                                                    21,038
    900    Whitehall Jewellers, Inc.(a)                                                         1,521
  3,245    Whole Foods Market, Inc.                                                           436,290
  6,700    Williams-Sonoma, Inc.(a)                                                           256,945
  3,900    Zale Corp.(a)                                                                      106,002
                                                                                         ------------
                                                                                            9,245,457
                                                                                         ------------
   SOAPS & COSMETICS - 0.3%
  1,700    Chattem, Inc.(a)                                                                    60,350
  3,600    Church & Dwight Co., Inc.                                                          132,984
  1,600    Elizabeth Arden, Inc.(a)                                                            34,528
  7,280    The Estee Lauder Cos., Inc. Class A                                                253,562
  1,200    Inter Parfums, Inc.                                                                 23,628
  4,300    Nu Skin Enterprises, Inc. Class A                                                   81,915
  1,100    Parlux Fragrances, Inc.(a)(f)                                                       32,054
  3,600    Playtex Products, Inc.(a)                                                           39,600
 15,187    Revlon, Inc. Class A(a)                                                             48,902
                                                                                         ------------
                                                                                              707,523
                                                                                         ------------
   STEEL - 0.4%
  6,500    AK Steel Holding Corp.(a)                                                           55,705
    200    Ampco-Pittsburgh Corp.                                                               3,100
  1,300    Carpenter Technology                                                                76,193
  1,300    Cleveland-Cliffs, Inc.                                                             113,243
  1,400    Cold Metal Products, Inc.(a)                                                             1
    600    Friedman Industries                                                                  3,960
  1,700    Gibraltar Industries, Inc.                                                          38,879
    600    NS Group, Inc.(a)                                                                   23,550
    300    Northwest Pipe Co.(a)                                                                7,767
  1,805    Olympic Steel, Inc.(a)                                                              31,533
  2,100    Oregon Steel Mills, Inc.(a)                                                         58,590
  1,500    Quanex Corp.                                                                        99,330
    600    Roanoke Electric Steel Corp.                                                        12,018
  2,000    Ryerson Tull, Inc.                                                                  42,600
  2,750    Schnitzer Steel Industries, Inc. Class A                                            89,568
    400    Shiloh Industries, Inc.(a)                                                           5,356
  2,800    Steel Dynamics, Inc.                                                                95,088
  2,000    Steel Technologies, Inc.                                                            51,860
  4,700    Worthington Industries                                                              98,841
                                                                                         ------------
                                                                                              907,182
                                                                                         ------------
   TECHNOLOGY - 0.1%
  3,600    Leap Wireless International, Inc.(a)                                               126,720
     53    Splinex Technology, Inc.(a)                                                             13
                                                                                         ------------
                                                                                              126,733
                                                                                         ------------
   TELEPHONE - 2.6%
  4,480    Adtran, Inc.                                                                       141,120
  8,008    Alamosa Holdings, Inc.(a)                                                          137,017
  4,800    Alaska Communications Systems Group, Inc.                                           54,912
 23,953    American Tower Corp. Class A(a)                                                    597,627
  3,305    Applied Digital Solutions, Inc.(a)                                                   9,419
    600    Applied Innovation, Inc.(a)                                                          2,310
    700    Applied Signal Technology, Inc.                                                     13,356
    200    Atlantic Tele-Network Inc.                                                           6,640
  2,200    Autobytel, Inc.(a)                                                                  11,022
  2,900    Boston Communications Group(a)                                                       3,277
    800    CT Communications, Inc.                                                              9,896
  2,000    Carrier Access Corp.(a)                                                             11,040
  3,155    CellStar Corp.(a)                                                                    4,890
  4,600    Centennial Communications Corp.(a)                                                  68,908
 12,400    Cincinnati Bell, Inc.(a)                                                            54,684
  1,900    Commonwealth Telephone Enterprises, Inc.                                            71,630
 12,386    Covad Communications Group, Inc.(a)(f)                                              13,129
 13,440    Crown Castle International Corp.(a)                                                331,027
  3,699    D&E Communications, Inc.                                                            33,550
  2,000    Ditech Communications Corp.(a)                                                      13,480
 11,200    Dobson Communications Corp. Class A(a)(f)                                           85,904
    715    Equinix, Inc.(a)                                                                    29,780
  7,200    Extreme Networks(a)                                                                 32,040
  2,000    FairPoint Communications, Inc.                                                      29,260
      1    Fibernet Telecom Group, Inc.(a)                                                          2
  9,300    Finisar Corp.(a)                                                                    12,741
  4,500    Fusion Telecommunications International, Inc.(a)                                    16,650
  3,400    General Communication Class A(a)                                                    33,660
  2,195    Global Crossing Ltd.(a)(f)                                                          32,288
      6    GoAmerica, Inc.(a)                                                                      26
    100    Hector Communications Corp.                                                          2,909
    800    HickoryTech Corp.                                                                    7,040
  1,600    ID Systems, Inc.(a)                                                                 31,728
  3,300    IDT Corp. Class B(a)                                                                40,227
  3,000    InPhonic, Inc.(a)(f)                                                                41,250
  2,500    Inter-Tel, Inc.                                                                     52,500
  3,200    Interdigital Communications Corp.(a)                                                62,848
    300    Iowa Telecommunications Services, Inc.                                               5,046
  1,400    j2 Global Communications, Inc.(a)                                                   56,588
 39,780    Level 3 Communications, Inc.(a)(f)                                                  92,290
176,345    Liberty Media Corp. Class A(a)                                                   1,419,577
 18,700    MCI, Inc.                                                                          474,419
    300    NET2000 Communications, Inc.(a)                                                          -
  4,200    NII Holdings, Inc.(a)                                                              354,690
  5,422    NTL, Inc.(a)                                                                       362,190
  5,800    Net2Phone, Inc.(a)                                                                  10,150
 10,965    Nextel Partners, Inc. Class A(a)                                                   275,222
    600    North Pittsburgh Systems, Inc.                                                      12,246
  2,886    Novatel Wireless, Inc.(a)                                                           41,760
    247    Optical Cable Corp.(a)                                                               1,376
  2,080    Pegasus Communications Corp. Class A(a)                                              6,843
  3,420    Price Communications Corp.(a)                                                       56,259
 29,100    Primus Telecommunications GP(a)(f)                                                  29,682
  1,200    RCN Corp.(a)                                                                        25,464

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
 14,400    Sonus Networks, Inc.(a)                                                       $     83,520
    390    Stratos International, Inc.(a)                                                       2,278
  4,200    SunCom Wireless Holdings, Inc. Class A(a)                                           14,448
  4,800    Sunrise Telecom, Inc.                                                               10,080
    700    SureWest Communications                                                             20,076
  2,700    Syniverse Holdings, Inc.(a)                                                         41,580
  2,933    Talk America Holdings, Inc.(a)                                                      27,658
  2,900    Telephone & Data Systems, Inc.                                                     113,100
  3,400    Telephone & Data Systems, Inc. (Special Shares)                                    127,670
    200    Telular Corp.(a)                                                                       784
    200    Terremark Worldwide, Inc.(a)                                                           878
  6,900    Time Warner Telecom, Inc. Class A(a)                                                53,820
      4    Trinsic, Inc.(a)                                                                         6
    175    Tut Systems, Inc.(a)                                                                   564
  5,100    US Cellular Corp.(a)                                                               272,442
    500    US LEC Corp. Class A(a)                                                                955
  5,100    Ubiquitel, Inc.(a)                                                                  44,574
  1,700    Ulticom, Inc.(a)                                                                    18,751
  6,000    Utstarcom, Inc.(a)                                                                  49,020
  3,800    Valor Communications Group, Inc.                                                    51,794
  1,500    Warwick Valley Telephone Co.                                                        34,125
                                                                                         ------------
                                                                                            6,291,712
                                                                                         ------------
   TIRES & RUBBER GOODS - 0.1%
    200    American Biltrite, Inc.(a)                                                           2,470
  1,100    Bandag, Inc.                                                                        47,146
  1,900    Carlisle Cos., Inc.                                                                120,783
  1,000    SRI/Surgical Express, Inc.(a)                                                        6,320
  1,300    TBC Corp.(a)                                                                        44,837
                                                                                         ------------
                                                                                              221,556
                                                                                         ------------
   TOBACCO - 0.2%
  5,100    Alliance One International, Inc.                                                    18,054
  4,100    Loews Corp. - Carolina Group                                                       162,483
  1,000    M&F Worldwide Corp.(a)                                                              15,550
    900    Schweitzer-Mauduit International, Inc.                                              20,088
  1,845    Universal Corp.                                                                     71,641
  4,160    Vector Group Ltd.                                                                   83,244
                                                                                         ------------
                                                                                              371,060
                                                                                         ------------
   TRAVEL & RECREATION - 1.8%
  4,038    All-American SportPark, Inc.(a)                                                      1,252
  3,000    Alliance Gaming Corp.(a)                                                            32,550
  1,200    Ambassadors Group, Inc.                                                             26,760
  1,300    Amerco, Inc.(a)                                                                     75,647
    100    American Classic Voyages Co.(a)                                                          -
  3,800    Ameristar Casinos, Inc.                                                             79,192
  1,900    Argosy Gaming Co.(a)                                                                89,281
  2,200    Aztar Corp.(a)                                                                      67,782
  4,800    Bally Total Fitness Holding Corp.(a)                                                21,456
  5,000    Boyd Gaming Corp.                                                                  215,600
    600    Buckhead America Corp.(a)                                                               90
  2,600    CKX, Inc.(a)                                                                        32,682
  4,200    Callaway Golf Co.                                                                   63,378
  2,400    Cedar Fair, LP                                                                      71,976
  2,000    Central Parking Corp.                                                               29,900
  2,400    Choice Hotels International, Inc.                                                  155,136
  2,900    Dick's Sporting Goods, Inc.(a)                                                      87,319
  1,500    Dollar Thrifty Automotive Group(a)                                                  50,505
  2,989    Dover Downs Gaming & Entertainment, Inc.                                            40,650
  4,600    Empire Resorts, Inc.(a)(f)                                                          20,746
  1,000    Full House Resorts, Inc.(a)                                                          4,100
    300    Great Wolf Resorts, Inc.(a)                                                          3,102
      2    Harrah's Entertainment, Inc.                                                           130
    800    Hudson Hotels Corp.(a)                                                                   -
 12,000    Jameson Inns, Inc.(a)(f)                                                            24,720
  1,392    K2, Inc.(a)                                                                         15,869
 20,600    Las Vegas Sands Corp.(a)(f)                                                        677,946
  1,100    Life Time Fitness, Inc.(a)                                                          36,454
 16,500    MGM Mirage(a)                                                                      722,205
  3,400    MTR Gaming Group, Inc.(a)                                                           27,234
    900    Marcus Corp.                                                                        18,036
    600    Marine Products Corp.                                                                6,618
  2,300    Mikohn Gaming Corp.(a)                                                              30,567
  1,100    Monarch Casino & Resort, Inc.(a)                                                    18,689
  2,200    Multimedia Games, Inc.(a)                                                           21,362
  3,400    Pinnacle Entertainment, Inc.(a)                                                     62,322
  2,300    President Casinos, Inc.(a)                                                             690
    300    Red Lion Hotels Corp.                                                                2,100
  1,200    Rent-Way, Inc.(a)                                                                    8,244
 11,400    Royal Caribbean Cruises Ltd.                                                       492,480
  3,150    SCP Pool Corp.                                                                     110,030
  5,200    Scientific Games Corp. Class A(a)                                                  161,200
  2,643    Shuffle Master, Inc.(a)                                                             69,854
  4,800    Six Flags, Inc.(a)                                                                  34,512
    200    Sonesta International Hotels Class A                                                 5,800
  2,200    Speedway Motorsports, Inc.                                                          79,926
  1,592    The Sports Authority, Inc.(a)                                                       46,868
  3,600    Station Casinos, Inc.                                                              238,896
  1,200    Stellent, Inc.(a)                                                                   10,284
  1,400    Travelzoo, Inc.(a)(f)                                                               31,066
  1,700    Vail Resorts, Inc.(a)                                                               48,875
  1,800    WMS Industries, Inc.(a)                                                             50,634
                                                                                         ------------
                                                                                            4,222,715
                                                                                         ------------
   TRUCKING & FREIGHT - 0.9%
  1,500    Arkansas Best Corp.                                                                 52,305
    300    BancTrust Financial Group, Inc.                                                      5,733
  4,800    CH Robinson Worldwide, Inc.                                                        307,776
  2,500    CNF, Inc.                                                                          131,250
  1,700    Celadon Group, Inc.(a)                                                              37,910
  1,100    Central Freight Lines, Inc.(a)                                                       2,293
    900    Covenant Transport, Inc. Class A(a)                                                 10,890
  5,705    Expeditors International Washington, Inc.                                          323,930
  1,900    Forward Air Corp.                                                                   69,996
    800    Frozen Food Express Industries(a)                                                    8,392
  2,000    HUB Group, Inc. Class A(a)                                                          73,420
  4,581    Heartland Express, Inc.                                                             93,178

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2005 (UNAUDITED)

 SHARES
   HELD    INDUSTRY/ISSUE                                                                       VALUE
-----------------------------------------------------------------------------------------------------
  9,400    JB Hunt Transport Services, Inc.                                              $    178,694
  3,000    Knight Transportation, Inc.                                                         73,080
  6,210    Laidlaw International, Inc.                                                        150,096
  4,400    Landstar System, Inc.                                                              176,132
    825    Marten Transport Ltd.(a)                                                            20,873
  1,375    Old Dominion Freight Line(a)                                                        46,049
    400    PAM Transportation Services(a)                                                       6,464
  2,200    Pacer International, Inc.                                                           57,992
  1,100    Quality Distribution, Inc.(a)                                                        8,789
  3,300    Sirva, Inc.(a)                                                                      24,618
  4,670    Swift Transportation Co., Inc.(a)                                                   82,659
  1,700    U.S. Xpress Enterprises, Inc. Class A(a)                                            19,822
    400    Universal Truckload Services, Inc.(a)                                                7,432
  1,800    Wabash National Corp.                                                               35,388
  4,400    Werner Enterprises, Inc.                                                            76,076
  3,329    Yellow Roadway Corp.(a)                                                            137,887
                                                                                         ------------
                                                                                            2,219,124
                                                                                         ------------
           TOTAL COMMON STOCKS
           (Cost - $165,218,323) - 93.2%                                                  224,506,913
                                                                                         ------------

                 PREFERRED STOCKS

TELEPHONE - 0.0%
     50    ATSI Communications, Inc. Series H(g)                                                    8
                                                                                         ------------
           TOTAL PREFERRED STOCKS
           (Cost - $200) - 0.0%                                                                     8
                                                                                         ------------

                 WARRANTS(d)

MATERIAL & SERVICES - 0.0%
      0    Polymer Group, Inc. Class B (expires 3/04/2010)                                          -
                                                                                         ------------
TECHNOLOGY - 0.0%
    121    Optical Cable Corp. (expires 10/24/2007)                                                83
                                                                                         ------------
TELEPHONE - 0.0%
     46    Spectrasite, Inc. (expires 2/10/2010)                                                6,072
                                                                                         ------------
           TOTAL WARRANTS
           (Cost - $253) - 0.0%                                                                 6,155
                                                                                         ------------

INTEREST/
SHARES HELD
-----------
                 OTHER INTERESTS(e)

ENERGY & UTILITIES - 0.0%
    600    PetroCorp Incorporated (Escrow Shares)                                                   -
                                                                                         ------------
FINANCE - 0.0%
    700    Bingham Financial Services Corp. (Escrow Shares)                                         -
                                                                                         ------------
TELEPHONE - 0.0%
$   600    High Speed Access Corp. (Liquidating Shares)                                             -
$16,017    McLeodUSA, Inc. (Litigation Trust Certificates)                                          -
                                                                                         ------------
           TOTAL OTHER INTERESTS
           (Cost - $764) - 0.0%                                                                     -
                                                                                         ------------

 BENEFICIAL
   INTEREST    INDUSTRY/ISSUE                                                                   VALUE
-----------------------------------------------------------------------------------------------------
                 SHORT-TERM SECURITIES

$15,331,305    Merrill Lynch Liquidity Series,
                  LLC Cash Sweep Series I(b)                                             $ 15,331,305
  9,500,629    Merrill Lynch Liquidity Series,
                  LLC Money Market Series(b)(c)                                             9,500,629
                                                                                         ------------
               TOTAL SHORT-TERM SECURITIES
               (Cost - $24,831,934) - 10.3%                                                24,831,934
                                                                                         ------------
               TOTAL INVESTMENTS
               (Cost - $190,051,474*) - 103.5%                                            249,345,010
                                                                                         ------------
               Liabilities in Excess of Other Assets - (3.5%)                              (8,399,894)
                                                                                         ------------
               NET ASSETS - 100.0%                                                       $240,945,116
                                                                                         ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                                           $190,973,156
                                                                                         ============
Gross unrealized appreciation                                                            $ 73,082,450
Gross unrealized depreciation                                                             (14,710,596)
                                                                                         ------------
Net unrealized appreciation                                                              $ 58,371,854
                                                                                         ============

(a) Non-income-producing security.

(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, were as follows:

   AFFILIATE                                               NET ACTIVITY               INTEREST INCOME
-----------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series,
   LLC Cash Sweep Series I                                   $5,379,270                      $214,869
Merrill Lynch Liquidity Series,
   LLC Money Market Series                                    3,845,209                        57,305

(c) Security was purchased with the cash proceeds from securities loans.

(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income-producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.

(f) Security, or a portion of security, is on loan.

(g) Convertible security.

Financial futures contracts purchased as of September 30, 2005, were as follows:

 NUMBER OF                                       EXPIRATION                  FACE          UNREALIZED
 CONTRACTS        ISSUE                                DATE                 VALUE        DEPRECIATION
-----------------------------------------------------------------------------------------------------
        17        Russell 2000 Index          December 2005           $ 5,750,273            $(37,423)
        29        S&P MidCap 400 Index        December 2005            10,451,898              (1,748)
                                                                                             --------
TOTAL UNREALIZED DEPRECIATION - NET                                                          $(39,171)
                                                                                             ========

For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      JP Morgan Chase
                              4 Chase MetroTech, 18th Floor
                              Brooklyn, New York 11245

              ACCOUNTING      State Street Bank & Trust Company
                   AGENT      500 College Road East
                              Princeton, New Jersey 08540

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800)531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800)531-8777

         INTERNET ACCESS      USAA.COM

     THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

     COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48416-1105                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.